As filed with the U.S. Securities and Exchange Commission on May 9, 2001

                                       Registration Nos. 333-11125 and 811-07795

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 39

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 40
                            J.P. MORGAN SERIES TRUST
                           (formerly JPM Series Trust)
               (Exact Name of Registrant as Specified in Charter)

                   522 Fifth Avenue, New York, New York 10036
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: 1-800-521-5411

            Sharon Weinberg, c/o J.P. Morgan Funds Distributors, Inc.
                 1211 Avenue of the Americas, New York, NY 10036
                     (Name and Address of Agent for Service)

  Copy to:       John E. Baumgardner, Jr., Esq.
                 Sullivan & Cromwell
                 125 Broad Street
                 New York, New York 10004

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] on 60 days after filing pursuant to paragraph (a)(1)
[X] on July 28, 2001 pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485(b).

                                EXPLANATORY NOTE

The primary purpose of this post-effective amendment No. 39 to the registration statement of J.P. Morgan Series Trust (the "Registrant") on Form N-1A is to add share classes to certain currently existing funds and to conform the styles of the prospectuses and statements of additional information to the style used by other JPMorgan Funds.

The information in this prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell nor does it seek an offer to buy these securities in any state where the offer or sale is not permitted.

                                                    PROSPECTUS AUGUST ____, 2001
                                        SUBJECT TO COMPLETION, DATED MAY 9, 2001

--------------------------------------------------------------------------------
JPMORGAN FUNDS

THIS PROSPECTUS OFFERS: CLASS A, CLASS B AND CLASS C SHARES

BOND FUND (CLASS A AND CLASS B)

CALIFORNIA BOND FUND (CLASS A)

U.S. EQUITY FUND (CLASS A, CLASS B, CLASS C)

FLEMING INTERNATIONAL OPPORTUNITIES FUND (CLASS A AND CLASS B)

                                       THE SECURITIES AND EXCHANGE COMMISSION
                                       HAS NOT APPROVED OR DISAPPROVED OF THESE
                                       SECURITIES OR DETERMINED IF THIS
                                       PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY
                                       REPRESENTATION TO THE CONTRARY IS A
                                       CRIMINAL OFFENSE.

                                       [JPMORGAN FLEMING LOGO]
                                       Asset Management

Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

California Bond Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . 8

U.S. Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14

Fleming International Opportunities Fund . . . . . . . . . . . . . . . . . 19

Who May Want to Invest . . . . . . . . . . . . . . . . . . . . . . . . . . 25

The Funds' Management and Administration . . . . . . . . . . . . . . . . . 26

How Your Account Works . . . . . . . . . . . . . . . . . . . . . . . . . . 27

Buying Fund Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29

Selling Fund Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . 30

Other Information Concerning the Funds . . . . . . . . . . . . . . . . . . 32

Distributions and Taxes. . . . . . . . . . . . . . . . . . . . . . . . . . 33

Shareholder Services . . . . . . . . . . . . . . . . . . . . . . . . . . . 35

Risk and Reward Elements for Fixed Income Funds. . . . . . . . . . . . . . 36

Risk and Reward Elements for U.S. Equity Fund. . . . . . . . . . . . . . . 38

Risk and Reward Elements for
   Fleming International Opportunities Fund. . . . . . . . . . . . . . . . 40

What the Terms Mean. . . . . . . . . . . . . . . . . . . . . . . . . . . . 42

How To Reach Us. . . . . . . . . . . . . . . . . . . . . . . . . . Back cover

--------------------------------------------------------------------------------
JPMORGAN BOND FUND

THE FUND'S OBJECTIVE

The Fund's seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity.

THE FUND'S MAIN
INVESTMENT STRATEGY

The Fund invests primarily in fixed income securities, including U.S. government and agency securities, corporate bonds, private placements, asset-backed and mortgage-backed securities, that it believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions the management team will keep the Fund's duration within one year of that of the Salomon Smith Barney Broad Investment Grade Bond Index (currently about five years).

Up to 25% of assets may be invested in foreign securities, including 20% in debt securities denominated in foreign currencies of developed countries. The Fund typically hedges its non-dollar investments back to the U.S. dollar. At least 75% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent, including at least 65% A or better. No more than 25% of assets may be invested in securities rated B or BB.

In managing the Fund, the adviser, J.P. Morgan Investment Management Inc., employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the portfolio managers make buy and sell decisions according to the Fund's goal and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. The Fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund's benchmark. The strategists closely monitor the Fund and make tactical adjustments as necessary.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

[SIDENOTE]
BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

JPMORGAN BOND FUND
--------------------------------------------------------------------------------

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may purchase participations in loans arranged through private negotiations between a borrower and one or more banks or other financial institutions. These loans can have fixed, floating or variable interest rates. The Fund may also invest in collateralized bond obligations.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are investments that have a value based on another investment, exchange rate or index. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

THE FUND'S MAIN
INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of debt securities tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. Long-term debt securities are more sensitive to interest rate changes than other fixed-income securities. Note that conversely the value of fixed-income investments tends to increase when prevailing interest rates fall.

High-yield debt securities may carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of lower-rated securities will move up and down over time. The credit rating of a high-yield security evaluates the ability of the issuer to make principal and interest or dividend payments; it does not necessarily address its market value risk. Ratings and market value may change, positively or negatively, from time to time to reflect new developments regarding the issuer.

Companies which issue high-yield securities are often young and growing and have a lot of debt. High-yield securities are considered speculative, meaning there is a significant risk that the issuer may not be able to repay principal or pay interest or dividends on time. In addition, the issuer's other creditors may have the right to be paid before holders of the high-yield security.

During an economic downturn, a period of rising interest rates or a recession, issuers of high-yield securities that have a lot of debt may experience financial problems. They may not have enough cash to make their payments. An economic down

                                                              JPMORGAN BOND FUND
--------------------------------------------------------------------------------

turn could also hurt the market for lower-rated securities and the Fund.

The market for high-yield securities is not as liquid as the markets for higher rated securities. This means that it may be harder to sell high-yield securities, especially on short notice. The market could also be hurt by legal or tax changes.

The costs of investing in the high-yield market are usually higher than investing in investment grade securities. The Fund has to spend more money for investment research and commissions.

Securities which are rated Baa by Moody's or BBB by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Since the Fund may invest a portion of its assets in securities issued, denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Investments in foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in emerging markets.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. The prepayment features on some mortgage-related securities make them more sensitive to interest rate changes.

Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities when interest rates fall.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal-only mortgage backed securities is more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

JPMORGAN BOND FUND
--------------------------------------------------------------------------------

The market for loan participations may not be highly liquid and the Fund may have difficulty selling them. When it buys them, the Fund typically is entitled to receive payment from the lender only, and not the underlying borrower. These investments expose the Fund to the risk of investing in both the financial institution and the underlying borrower.

Collateralized bond obligations typically are separated into different classes. Each class represents a different degree of credit quality, with lower classes having greater risk but higher interest rates. The bottom class usually does not have a stated interest rate. Instead, it receives whatever is left after all the higher classes have been paid. As a result, the value of some classes in which the Fund invests may be more volatile.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities.

As a result, they may be more volatile than other types of investments.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

If the interest rate on floating rate securities falls, the Fund's yield may decline and it may lose the opportunity for capital appreciation.

Dollar rolls, forward commitments, repurchase agreements and reverse repurchase agreements involve some risk to the Fund if the other party does not fulfill its part of the agreement.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

                                                              JPMORGAN BOND FUND
--------------------------------------------------------------------------------

THE FUND'S PAST PERFORMANCE (UNAUDITED)

This section shows the Fund's performance record with respect to the Fund's Institutional Class Shares. Prior to the date of this prospectus, the Fund had only one class of shares, and operated in a master-feeder structure. As of the date of this prospectus, the Fund's existing share class will be re-named "Institutional" and Class A and Class B Shares will be introduced. The bar chart shows how the performance of the Fund's shares has varied from calendar year to calendar year over the life of the Fund. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years (or if less than such periods, the life of the Fund). It compares that performance to the Salomon Smith Barney Broad Investment Grade Bond Index, a widely recognized market benchmark. During these periods, the actual returns of Class A and B Shares would have been lower than shown because Class A and B Shares have higher expenses than Institutional Class Shares.

The performance figures in the bar chart and table also do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 2.87%

AVERAGE ANNUAL TOTAL RETURN (%)

Shows performance over time, for periods ended December 31, 2000(1)

                                 PAST 1 YR.    PAST 5 YRS.    PAST 10 YRS.
--------------------------------------------------------------------------------
 BOND FUND
 (AFTER EXPENSES)                   10.93          6.02           7.45
--------------------------------------------------------------------------------
 SALOMON SMITH BARNEY BROAD
 INVESTMENT GRADE BOND INDEX
 (NO EXPENSES)                      11.59          6.45           8.00
--------------------------------------------------------------------------------

(1) THE FUND COMMENCED OPERATIONS ON 7/26/93. RETURNS FOR THE PERIOD 1/1/90 THROUGH 7/31/93 REFLECT PERFORMANCE OF THE PIERPONT BOND FUND, THE FUND'S PREDECESSOR.

(2) THE FUND'S FISCAL YEAR END IS 10/31.

[SIDENOTE]

YEAR-BY-YEAR RETURNS(1,2)

[CHART]

1991        13.45%
1992         6.53%
1993         9.98%
1994        (2.68)%
1995        18.42%
1996         3.30%
1997         9.29%
1998         7.54%
1999        (0.55)%
2000        10.93%

BEST QUARTER                 6.30%
----------------------------------
                 2nd quarter, 1995
----------------------------------
WORST QUARTER               -2.38%
----------------------------------
                 1st quarter, 1994
----------------------------------

JPMORGAN BOND FUND
--------------------------------------------------------------------------------

ESTIMATED INVESTOR EXPENSES FOR CLASS A AND CLASS B SHARES

The sales charges and estimated expenses of Classes A and B before and after reimbursement are shown below. Class A and Class B generally have no exchange fees, although some institutions may charge you a fee for shares you buy through them.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

                           MAXIMUM SALES CHARGE        MAXIMUM DEFERRED SALES
                           (LOAD) WHEN YOU BUY         CHARGE (LOAD) SHOWN AS
                           SHARES, SHOWN AS % OF THE   LOWER OF ORIGINAL PURCHASE
                           OFFERING PRICE*             PRICE OR REDEMPTION PROCEEDS
------------------------------------------------------------------------------------
 CLASS A SHARES            4.50%                       NONE
------------------------------------------------------------------------------------
 CLASS B SHARES            NONE                        5.00%
------------------------------------------------------------------------------------

* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A AND CLASS B ASSETS)

                                               SHARE-
                                DISTRIBUTION   HOLDER                  TOTAL       FEE WAIVER
                   MANAGEMENT   (RULE 12B-1)   SERVICE   OTHER         OPERATING   AND EXPENSE        NET
                   FEES         FEES           FEES      EXPENSES(3)   EXPENSES    REIMBURSEMENT(4)   EXPENSES(4)
------------------------------------------------------------------------------------------------------------------
 CLASS A SHARES      0.30%         0.25%        0.25%      0.35%         1.15%          0.40%            0.75%
------------------------------------------------------------------------------------------------------------------
 CLASS B SHARES      0.30%         0.75%        0.25%      0.35%         1.65%          0.15%            1.50%
------------------------------------------------------------------------------------------------------------------

(3)  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.
(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE AGREES THAT IT OR ONE OF ITS AFFILIATES WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF CLASS A AND CLASS B (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 0.75% AND 1.50%, RESPECTIVELY, OF THEIR AVERAGE DAILY NET ASSETS FOR ONE YEAR.

EXPENSE EXAMPLE(4) The example below is intended to help you compare the cost of investing in Class A and Class B with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment

-    5% return each year

-    net expenses for one year and total operating expenses thereafter, and

-    all shares sold at the end of each time period.

The example is for comparison only; the actual return of Class A and Class B and your actual costs may be higher or lower.

                                                              JPMORGAN BOND FUND
--------------------------------------------------------------------------------

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

                                                       1 YEAR      3 YEARS
-------------------------------------------------------------------------------
 CLASS A SHARES*                                       $523        $761
-------------------------------------------------------------------------------
 CLASS B SHARES**                                      $653        $806
-------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:

                                                       1 YEAR      3 YEARS
-------------------------------------------------------------------------------
 CLASS B SHARES                                        $153        $506
-------------------------------------------------------------------------------

 *  ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.

**  ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD.

------------------------------------------------------------------------------
JPMORGAN CALIFORNIA BOND FUND


THE FUND'S OBJECTIVE

The Fund seeks to provide high after-tax total return for California residents consistent with moderate risk of capital.

THE FUND'S MAIN
INVESTMENT STRATEGY

The Fund invests primarily in California municipal securities that it believes have the potential to provide high current income which is free from federal and state personal income taxes for California residents. California municipal securities are those issued by the State of California, its political subdivisions, authorities and corporations.

Because the Fund's goal is high after-tax total return rather than high tax-exempt income, the Fund may invest to a limited extent in securities of other states or territories. To the extent that the Fund invests in municipal securities of other states, the income from such securities would be free from federal personal income taxes for California residents but would be subject to California state personal income taxes. For non-California residents, the income from California municipal securities is free from federal personal income taxes only. The Fund may also invest in taxable securities.

The Fund's securities may be of any maturity, but under normal market conditions the Fund's duration will generally range between three and ten years, similar to that of the Lehman Brothers California Competitive Intermediate Bond Index (1-17) (currently 5.42 years).

At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. No more than 10% of assets may be invested in securities rated B or BB.

In managing the Fund, the adviser, J.P. Morgan Investment Management Inc., employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the portfolio managers make buy and sell decisions according to the Fund's goal and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's largest duration, a common measurement of a security's sensitivity to interest rate movements. The Fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund's benchmark. The strategists closely monitor the Fund and make tactical adjustments as necessary.

[SIDENOTE]
BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

                                                   JPMORGAN CALIFORNIA BOND FUND
-------------------------------------------------------------------------------

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to hedge various investments and for risk management. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used.

The Fund may invest in money market Instruments to increase its ability to easily convert investments into cash without losing a significant amount of money in the process.

The Fund may also invest in municipal lease obligations. These allow participation in municipal lease agreements or installment purchase contracts.

There may be times when there are not enough municipal securities available to meet the Fund's needs. On these occasions, the Fund may invest in securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

THE FUND'S MAIN
INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The principal value of fixed-income investments tends to fall when prevailing interest rates rise.

The Fund invests primarily in the State of California and its municipalities and public authorities. If the state or any of these local government bodies gets into financial difficulties, it could have trouble making interest and principal payments. This would diminish the Fund's returns and its ability to preserve capital and liquidity. Some California municipalities, as well as the State of California and certain counties, have recently encountered financial difficulties. Orange County, for instance, previously defaulted on its debt. If the Fund invests more than 5% of its assets in any one municipality, this risk could increase.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for this purpose. Some securities, such as municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

The Fund may invest in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

High-yield debt securities may carry greater risks than securities which have higher credit ratings, including a high risk of default. Companies which issue high-yield securities are often young and growing and have a lot of debt. High-yield securities are considered speculative, meaning there is a significant risk that the issuer may not be able to repay principal or pay interest or dividends on time.

The market for high-yield securities is not as liquid as the markets for higher rated securities. This means that it may

JPMORGAN CALIFORNIA BOND FUND
-------------------------------------------------------------------------------

be harder to sell high-yield securities, especially on short notice. The market could also be hurt by legal or tax changes.

Securities which are rated Baa by Moody's or BBB by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than a municipal security without one.

A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligations to complete the transaction.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                                  JPMORGAN CALIFORNIA BOND FUND
-------------------------------------------------------------------------------

THE FUND'S PAST PERFORMANCE (UNAUDITED)

This section shows the Fund's performance record with respect to the Fund's Select Class Shares. Prior to the date of this prospectus, the Fund had two classes of shares (Select and Institutional). As of the date of this prospectus, Class A Shares will be introduced. The bar chart shows how the performance of the Fund's shares has varied from calendar year to calendar year over the life of the Fund. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years (or if less than such periods, the life of the Fund). It compares that performance to the Lehman Brothers 1-16 Year Municipal Bond Index and the Lehman Brothers California Competitive Intermediate Bond Index (1-17), widely recognized market benchmarks(*). During these periods, the actual returns of Class A Shares would have been lower than shown because Class A Shares have higher expenses than Select Class Shares. The performance figures in the bar chart and table also do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS(1,2)

[CHART]

           1997          7.61%
           1998          5.48%
           1999        (0.78)%
           2000         10.14%
------------------------------
 BEST QUARTER            3.46%
------------------------------
            3rd quarter, 1998
------------------------------
 WORST QUARTER          -2.02%
------------------------------
            2nd quarter, 1999
------------------------------

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 1.71%

JPMORGAN CALIFORNIA BOND FUND
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (%)
Shows performance over time, for period ended December 31, 2000(1)

                                                    PAST 1 YR.    LIFE OF FUND
------------------------------------------------------------------------------
CALIFORNIA BOND FUND (AFTER EXPENSES)                 10.14         5.53
------------------------------------------------------------------------------
LEHMAN BROTHERS CALIFORNIA COMPETITIVE
INTERMEDIATE BOND INDEX (1-17) (NO EXPENSES)           9.70         5.93
------------------------------------------------------------------------------
LEHMAN BROTHERS 1-16 YEAR MUNICIPAL
BOND INDEX (NO EXPENSES)                               9.32         5.81
------------------------------------------------------------------------------

(1) THE FUND COMMENCED OPERATIONS ON 4/21/97 AND RETURNS REFLECT THE PERFORMANCE OF THE FUND FROM 5/1/97 FORWARD. FOR THE PERIOD FROM 1/1/97 THROUGH 4/30/97, RETURNS REFLECT PERFORMANCE OF J.P. MORGAN CALIFORNIA BOND
     FUND: INSTITUTIONAL SHARES, A SEPARATE CLASS OF SHARES. PERFORMANCE DURING THIS PERIOD REFLECTS OPERATING EXPENSES WHICH ARE LOWER THAN THOSE OF
     CLASS A SHARES. ACCORDINGLY, PERFORMANCE RETURNS FOR CLASS A SHARES OF
     THE FUND WOULD HAVE BEEN LOWER IF AN INVESTMENT HAD BEEN MADE IN THE FUND DURING THE SAME TIME PERIOD.

(2)  THE FUND'S FISCAL YEAR END IS 4/30.

(*) PREVIOUSLY THE FUND HAD USED THE LEHMAN BROTHERS 1-16 YEAR MUNICIPAL BOND INDEX, WHICH IS COMPOSED OF TAX-EXEMPT SECURITIES OF VARIOUS STATES AND MEASURES OVERALL TAX-EXEMPT BOND MARKET PERFORMANCE, AS A COMPARATIVE BROAD-BASED SECURITIES MARKET INDEX. THE FUND HAS CHOSEN THE LEHMAN BROTHERS CALIFORNIA COMPETITIVE INTERMEDIATE BOND INDEX (1-17) AS ITS
     NEW BENCHMARK BECUASE IT MEASURES CALIFORNIA TAX-EXEMPT BOND MARKET PERFORMANCE AND REFLECTS THE UNIVERSE OF SECURITIES IN WHICH THE FUND INVESTS.

                                                 JPMORGAN CALIFORNIA BOND FUND
------------------------------------------------------------------------------

ESTIMATED INVESTOR EXPENSES FOR CLASS A SHARES
The sales charges and estimated expenses of Class A before and after reimbursement are shown below. Class A has no redemption fees and generally has no exchange fees, although some institutions may charge you a fee for shares you buy through them.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                           MAXIMUM SALES CHARGE   MAXIMUM DEFERRED SALES
                           (LOAD) WHEN YOU BUY    CHARGE (LOAD) SHOWN AS
                           SHARES, SHOWN AS % OF  LOWER OF ORIGINAL PURCHASE
                           THE OFFERING PRICE*    PRICE OR REDEMPTION PROCEEDS
------------------------------------------------------------------------------
 CLASS A SHARES            4.50%                  NONE
------------------------------------------------------------------------------

* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A ASSETS)


                                                SHARE-
                                 DISTRIBUTION   HOLDER                   TOTAL       FEE WAIVER
                    MANAGEMENT   (RULE 12B-1)   SERVICE      OTHER       OPERATING   AND EXPENSE         NET
                    FEES         FEES           FEES         EXPENSES(3) EXPENSES    REIMBURSEMENT(4)    EXPENSES(4)
--------------------------------------------------------------------------------------------------------------------
 CLASS A SHARES    0.30%          0.25%          0.25%        0.42%       1.22%       0.62%               0.60%
--------------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLE(4) The example below is intended to help you compare the cost of investing in Class A with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment

-    5% return each year

-    net expenses for one year and total operating expenses thereafter, and

-    all shares sold at the end of each time period.

The example is for comparison only; the actual return of Class A and your actual costs may be higher or lower.

                                              1 YR.       3 YRS.
-------------------------------------------------------------------------
CLASS A SHARES*                               509         761
-------------------------------------------------------------------------

*    ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.

(3)  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.

(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE AGREES THAT IT OR ONE OF ITS AFFILIATES WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF CLASS A (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.60% OF ITS AVERAGE DAILY NET ASSETS FOR ONE YEAR.

------------------------------------------------------------------------------
JPMORGAN U.S. EQUITY FUND

THE FUND'S OBJECTIVE

The Fund seeks to provide high total return from a portfolio of selected equity securities.

THE FUND'S MAIN
INVESTMENT STRATEGY
The Fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the Fund's weightings are similar to those of the Standard & Poor's 500 Stock Index (S&P 500). The Fund can moderately underweight or overweight industries when it believes it will benefit performance.

Within each industry, the Fund focuses on those stocks that it considers most undervalued. The Fund generally considers selling stocks that appear overvalued.

By emphasizing undervalued stocks, the Fund seeks to produce returns that exceed those of the S&P 500. At the same time, by controlling the industry weightings of the Fund so they can differ only moderately from the industry weightings of the S&P 500, the Fund seeks to limit its volatility to that of the overall market, as represented by this index.

In managing the Fund, the adviser, J.P. Morgan Investment Management Inc., employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential. The adviser's in-house research is developed by an extensive worldwide network of over 80 career equity analysts. The team of analysts dedicated to U.S. equities includes more than 35 members, with an average of over ten years of experience.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the managers often consider a number of other criteria:

-    catalysts that could trigger a rise in a stock's price

-    high potential reward compared to potential risk

-    temporary mispricings caused by market overreactions

[SIDENOTE]
BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

                                                      JPMORGAN U.S. EQUITY FUND
-------------------------------------------------------------------------------

When the adviser wishes to limit the Fund's equity investments because of adverse market conditions, the Fund may temporarily invest any amount in investment-grade debt securities.

The Fund may invest any portion of its assets that isn't in stocks or fixed-income securities in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

THE FUND'S MAIN
INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

The market value of convertible securities and debt securities tends to decline as interest rates increase. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments.

[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

JPMORGAN U.S. EQUITY FUND
-------------------------------------------------------------------------------

THE FUND'S PAST PERFORMANCE (UNAUDITED)
This section shows the Fund's performance record with respect to the Fund's Institutional Class Shares. Prior to the date of this prospectus, the Fund had only one class of shares, and operated in a master-feeder structure. As of the date of this prospectus, the Fund's existing share class will be re-named "Institutional" and Class A, B and C Shares will be introduced. The bar chart shows how the performance of the Fund's shares has varied from calendar year to calendar year over the life of the Fund. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years (or if less than such periods, the life of the Fund). It compares that performance to the S&P 500 Index, a widely recognized market benchmark. During these periods, the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than Institutional Class Shares. The performance figures in the bar chart and table also do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS
OF 3/31/01 WAS -12.88%


YEAR-BY-YEAR RETURNS(1,2)

[CHART]

1991         34.12%
1992          8.73%
1993         11.06%
1994        (0.32)%
1995         32.83%
1996         21.22%
1997         28.58%
1998         24.79%
1999         14.88%
2000        (6.37)%

BEST QUARTER            21.46%

            4th quarter, 1998
WORST QUARTER          -17.97%
            3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURN (%)

Shows performance over time, for periods ended December 31, 2000(1)

                                           PAST 1 YR. PAST 5 YRS.  PAST 10 YRS.
-------------------------------------------------------------------------------
 U.S. EQUITY FUND
 (AFTER EXPENSES)                           -6.37      15.91        16.19
-------------------------------------------------------------------------------
 S&P 500 INDEX (NO EXPENSES)                -9.11      18.33        17.46
-------------------------------------------------------------------------------

(1) THE FUND COMMENCED OPERATIONS ON 9/17/93. FOR THE PERIOD 1/1/90 THROUGH 9/30/93, RETURNS REFLECT PERFORMANCE OF THE PIERPONT EQUITY FUND, THE PREDECESSOR OF THE FUND.

(2)  THE FUND'S FISCAL YEAR END IS 5/31.

                                                       JPMORGAN U.S. EQUITY FUND
-------------------------------------------------------------------------------

ESTIMATED INVESTOR EXPENSES FOR CLASS A, B AND C SHARES
The sales charges and estimated expenses of Classes A, B and C before and after reimbursement are shown below. Class A, Class B and Class C generally have no exchange fees, although some institutions may charge you a fee for shares you buy through them.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                           MAXIMUM SALES CHARGE        MAXIMUM DEFERRED SALES
                           (LOAD) WHEN YOU BUY         CHARGE (LOAD) SHOWN AS
                           SHARES, SHOWN AS % OF THE   LOWER OF ORIGINAL PURCHASE
                           OFFERING PRICE*             PRICE OR REDEMPTION PROCEEDS
-------------------------------------------------------------------------------
 CLASS A SHARES            5.75%                       NONE
-------------------------------------------------------------------------------
 CLASS B SHARES            NONE                        5.00%
-------------------------------------------------------------------------------
 CLASS C SHARES            NONE                        1.00%
-------------------------------------------------------------------------------

* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, CLASS B AND CLASS C ASSETS)

                                              SHARE-
                               DISTRIBUTION   HOLDER               TOTAL       FEE WAIVER
                   MANAGEMENT  (RULE 12B-1)   SERVICE  OTHER       OPERATING   AND EXPENSE       NET
                   FEES        FEES           FEES     EXPENSES(3) EXPENSES    REIMBURSEMENT(4)  EXPENSES(4)
-------------------------------------------------------------------------------------------------------------
 CLASS A SHARES    0.40%       0.25%          0.25%    0.45%       1.35%       0.30%             1.05%
-------------------------------------------------------------------------------------------------------------
 CLASS B SHARES    0.40%       0.75%          0.25%    0.45%       1.85%       0.10%             1.75%
-------------------------------------------------------------------------------------------------------------
 CLASS C SHARES    0.40%       0.75%          0.25%    0.45%       1.85%       0.10%             1.75%
-------------------------------------------------------------------------------------------------------------

(3)  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.

(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE AGREES THAT IT OR ONE OF ITS AFFILIATES WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF CLASS A, B AND C (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED
     COMPENSATION PLAN) EXCEED 1.05%, 1.75% AND 1.75% RESPECTIVELY, OF THE AVERAGE DAILY NET ASSETS FOR THREE YEARS (WITH RESPECT TO CLASS A) AND ONE YEAR (WITH RESPECT TO CLASS B AND CLASS C).

EXPENSE EXAMPLE(4) The example below is intended to help you compare the cost of investing in Classes A, B and C with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment

JPMORGAN U.S. EQUITY FUND
-------------------------------------------------------------------------------

-    5% return each year

- net expenses for three years with respect to Class A and one year with respect to Class B and Class C, and total operating expenses thereafter, and

-    all shares sold at the end of each time period.

The example is for comparison only; the actual return of Class A, Class B and Class C and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                                       1 YEAR      3 YEARS
----------------------------------------------------------------------------
 CLASS A SHARES*                                       $676        $890
----------------------------------------------------------------------------
 CLASS B SHARES**                                      $678        $872
----------------------------------------------------------------------------
 CLASS C SHARES**                                      $278        $572
----------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                                       1 YEAR      3 YEARS
----------------------------------------------------------------------------
 CLASS B SHARES                                        $178        $572
----------------------------------------------------------------------------
 CLASS C SHARES                                        $178        $572
----------------------------------------------------------------------------

*    ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.

**   ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD.

--------------------------------------------------------------------------------
JPMorgan FLEMING INTERNATIONAL
         OPPORTUNITIES FUND

THE FUND'S OBJECTIVE

The Fund seeks to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, emerging markets.

THE FUND'S MAIN
INVESTMENT STRATEGY

The Fund's assets are invested primarily in companies from developed markets other than the U.S. The Fund's assets may also be invested to a limited extent in companies from emerging markets. Developed countries include Australia, Canada, Japan, New Zealand, the United Kingdom, and most of the countries of western Europe; emerging markets include most other countries in the world.

The Fund focuses on stock picking, emphasizing those stocks that are ranked as undervalued according to the adviser's proprietary research, while underweighting or avoiding those that appear overvalued. The Fund's country allocations and sector weightings may differ significantly from those of the MSCI All Country World Index Free (ex-U.S.), the Fund's benchmark.

Through its extensive global equity research and analytical systems, the adviser seeks to generate an information advantage. Using fundamental analysis as well as macro-economic models, the adviser develops proprietary research on countries, companies, and currencies. In these processes, the analysts focus on a relatively long period rather than on near-term expectations alone. The team of analysts dedicated to international equities includes more than 90 members around the world, with an average of nearly ten years of experience.

In managing the Fund, the adviser, J.P. Morgan Investment Management Inc., employs a three-step process that combines country allocation, fundamental research for identifying portfolio securities, and currency management decisions.

The adviser takes an in-depth look at the relative valuations and economic prospects of different countries, ranking the attractiveness of their markets. Using these rankings, a team of strategists establishes a country allocation for the Fund. Country allocation may vary either significantly or moderately from the benchmark,. The adviser considers the developed countries of Europe (excluding the U.K.) as a whole while monitoring the Fund's exposure to any one country.

Various models are used to quantify the adviser's fundamental stock research, producing a ranking of companies in each industry group according to their relative value. The Fund's management team then buys and sells stocks, using the research and valuation rankings as well as its assessment of other factors, including:

-    catalysts that could trigger a change in a stock's price

-    potential reward compared to potential risk

-    temporary mispricings caused by market overreactions

The Fund has access to the adviser's currency specialists in determining the extent and nature of the Fund's exposure to various foreign currencies.

JPMORGAN FLEMING INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

While the Fund invests primarily in equities, it may also invest in investment-grade debt securities. Investment-grade means a rating of Baa or higher by Moody's Investors Service, Inc., BBB or higher by Standard & Poor's Corporation or the equivalent by another national rating organization or unrated securities of comparable quality.

To temporarily defend its assets, the Fund may invest any amount of its assets in high-quality short-term securities.

Where the capital markets in certain countries are either less developed or not easy to access, the Fund may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries.

The Fund may invest in derivatives, financial instruments the value of which is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

THE FUND'S MAIN
INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. This section describes some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the Fund invests primarily in securities of issuers outside the United States, an investment in the Fund is riskier than an investment in a U.S. equity fund. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in emerging markets.

The Fund's investments may take the form of depositary receipts, including

[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

                               JPMORGAN FLEMING INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

The Fund's investments in emerging markets could lead to more volatility in the value of the Fund's shares. As mentioned above, the normal risks of investing in foreign countries are heightened when investing in emerging markets. In addition, the small size of securities markets and the low trading volume may lead to a lack of liquidity, which leads to increased volatility. Also, emerging markets may not provide adequate legal protection for private or foreign investment or private property.

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets worldwide, which could have a negative effect on the value of shares of the Fund.

Because the Fund may invest in small companies, the value of your investment may fluctuate more dramatically than an investment in a fund which does not invest in small companies. That's because small companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of their securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. Securities which are rated Baa by Moody's or BBB by S&P may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

If the Fund invests in closed-end investment companies, it may incur added expenses such as additional management fees and trading costs.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

JPMORGAN FLEMING INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

THE FUND'S PAST PERFORMANCE (UNAUDITED)

This section shows the Fund's performance record with respect to the Fund's Institutional Class Shares. Prior to the date of this prospectus, the Fund had only one class of shares, and operated in a master-feeder structure. As of the date of this prospectus, the Fund's existing share class will be re-named "Institutional" and Class A and Class B Shares will be introduced. The bar chart shows how the performance of the Fund's shares has varied from calendar year to calendar year over the life of the Fund. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years (or if less than such periods, the life of the Fund). It compares that performance to the MSCI All Country World Index Free (EX-U.S.), a widely recognized market benchmark. During these periods, the actual returns of Class A and Class B Shares would have been lower than shown because Class A and Class B Shares have higher expenses than Institutional Class Shares. The performance figures in the bar chart and table also do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS -14.65%

YEAR-BY-YEAR RETURNS(1,2)

1998          3.83%
1999         39.90%
2000       (16.21)%

-------------------------------
BEST QUARTER             22.09%
-------------------------------
              4th quarter, 1998
-------------------------------
WORST QUARTER           -21.34%
-------------------------------
              3rd quarter, 1998
-------------------------------

AVERAGE ANNUAL TOTAL RETURN (%)

Shows performance over time, for periods ended December 31, 2000(2)

                                                         PAST 1 YR.  LIFE OF FUND
---------------------------------------------------------------------------------
FLEMING INTERNATIONAL
---------------------------------------------------------------------------------
OPPORTUNITIES FUND (AFTER EXPENSES)                        -16.21      7.67
---------------------------------------------------------------------------------
MSCI ALL COUNTRY WORLD INDEX FREE (EX-U.S.) (NO EXPENSES)  -15.09      7.06
---------------------------------------------------------------------------------

(1)  THE FUND'S FISCAL YEAR END IS 11/30.

(2) THE FUND COMMENCED OPERATIONS ON 2/26/97 AND PERFORMANCE IS CALCULATED AS OF 2/28/97.

                               JPMORGAN FLEMING INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

ESTIMATED INVESTOR EXPENSES FOR CLASS A AND CLASS B SHARES

The sales charges and estimated expenses of Class A and Class B before and after reimbursement are shown below. Class A and Class B generally have no exchange fees, although some institutions may charge you a fee for shares you buy through them.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                             MAXIMUM DEFERRED SALES
                          MAXIMUM SALES CHARGE (LOAD)        CHARGE (LOAD) SHOWN AS
                          WHEN YOU BUY SHARES, SHOWN         LOWER OF ORIGINAL PURCHASE
                          AS % OF THE OFFERING PRICE*        PRICE OR REDEMPTION PROCEEDS
-----------------------------------------------------------------------------------------
CLASS A SHARES            5.75%                              NONE
-----------------------------------------------------------------------------------------
CLASS B SHARES            NONE                               5.00%
-----------------------------------------------------------------------------------------

* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A AND CLASS B ASSETS)

                                        SHARE-
                           DISTRIBUTION HOLDER                TOTAL       FEE WAIVER
                MANAGEMENT (RULE 12b-1) SERVICE  OTHER        OPERATING   AND EXPENSE        NET
                FEES       FEES         FEES     EXPENSES(3)  EXPENSES    REIMBURSEMENT(4)   EXPENSES(4)
--------------------------------------------------------------------------------------------------------
CLASS A SHARES    0.60%      0.25%        0.25%    0.80%        1.90%        NONE              1.90%
--------------------------------------------------------------------------------------------------------
CLASS B SHARES    0.60%      0.75%        0.25%    0.80%        2.40%        NONE              2.40%
--------------------------------------------------------------------------------------------------------

(3)  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.

(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE AGREES THAT IT OR ONE OF ITS AFFILIATES WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF CLASS A AND CLASS B (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED
     COMPENSATION PLAN) EXCEED 1.90% AND 2.40%, RESPECTIVELY, OF THEIR AVERAGE DAILY NET ASSETS FOR ONE YEAR.

EXPENSE EXAMPLE(4) The example below is intended to help you compare the cost of investing in the Class A and Class B with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment

-    5% return each year

-    net expenses for one year and total operating expenses thereafter, and

-    all shares sold at the end of each time period.

JPMORGAN FLEMING INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

The example is for comparison only; the actual return of Class A and Class B and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                                      1 YEAR      3 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES*                                       $757        $1,138
--------------------------------------------------------------------------------
CLASS B SHARES**                                      $743        $1,048
--------------------------------------------------------------------------------
IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:
                                                      1 YEAR      3 YEARS
--------------------------------------------------------------------------------
CLASS B SHARES                                        $243        $748
--------------------------------------------------------------------------------

*    ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.

**   ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD.

--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST

THE BOND FUND AND THE CALIFORNIA BOND FUND (THE FIXED INCOME FUNDS) ARE DESIGNED FOR INVESTORS WHO:

-    want to add an income investment to further diversify a portfolio

- want an investment whose risk/return potential is higher than that of money market funds but generally less than that of stock funds

-    want an investment that pays monthly dividends

- with regard to the California Bond Fund, are seeking income that is exempt from federal, state, and local (if applicable) personal income taxes in California

THESE FUNDS ARE NOT DESIGNED FOR INVESTORS WHO:

-    are investing for aggressive long-term growth

-    require stability of principal

- with regard to the California Bond Fund, are investing through a tax-deferred account such as an IRA

THE U.S. EQUITY FUND IS DESIGNED FOR INVESTORS WHO:

-    are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want a Fund that seeks to outperform the markets in which it invests over the long term

THIS FUND IS NOT DESIGNED FOR INVESTORS WHO:

- want a Fund that pursues market trends or focus only on particular industries or sectors

-    require regular income or stability of principal

-    are pursuing a short-term goal or investing emergency reserves

THE FLEMING INTERNATIONAL OPPORTUNITIES FUND IS DESIGNED FOR INVESTORS WHO:

-    are pursuing a long-term goal

- want to add a non-U.S. investment with growth potential to further diversify a portfolio

- want a Fund that seeks to consistently outperform the markets in which it invests

THIS FUND IS NOT DESIGNED FOR INVESTORS WHO:

-    are uncomfortable with the risks of international investing

-    are looking for a less aggressive stock investment

-    require regular income or stability of principal

-    are pursuing a short-term goal or investing emergency reserves

--------------------------------------------------------------------------------
THE FUNDS' MANAGEMENT AND ADMINISTRATION

The Bond Fund, U.S. Equity Fund, and Fleming International Opportunities Fund are series of J.P. Morgan Institutional Funds, a Massachusetts business trust. The California Bond Fund is a series of J.P Morgan Series Trust, a Massachusetts business trust. The trustees of each trust are responsible for overseeing all business activities.

THE FUNDS' ADMINISTRATOR

Morgan Guaranty Trust Company of New York (the "Administrator") provides administrative services, oversees each Fund's other service providers and provides Fund officers. The Administrator receives the following annual fee on behalf of each Fund for administrative services.

0.15% of each Fund's pro-rata portion of the first $25 billion of average net assets of all non-money market funds in the JPMorgan Funds complex plus 0.10% of average net assets over $25 billion.

THE FUNDS' INVESTMENT ADVISER

J.P. Morgan Investment Management Inc. ("JPMIM") is the investment adviser and makes the day-to-day investment decisions for the Funds. JPMIM is located at 522 5th Avenue, New York, NY 10036.

JPMIM is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company.

During the most recent fiscal year, JPMIM was paid management fees (net of waivers) as a percentage of average net assets as follows:

                      FISCAL
FUND                  YEAR END    %
-------------------------------------
BOND FUND             10/31     0.30%
-------------------------------------
CALIFORNIA BOND FUND  4/30      0.30%
-------------------------------------
U.S. EQUITY FUND      5/31      0.40%
-------------------------------------
FLEMING INTERNATIONAL
OPPORTUNITIES  FUND   11/30     0.60%
-------------------------------------

PORTFOLIO MANAGERS
BOND FUND AND CALIFORNIA BOND FUND

The Fixed Income Funds are managed by a team of individuals at JPMIM.

U.S. EQUITY FUND

The portfolio management team is comprised of 24 research analysts, who select stocks in their respective sectors using the investment process described above. Henry D. Cavanna, managing director, and James H. Russo, vice president and CFA, oversee the portfolio and manage its cash flows. Mr Cavanna has been at JPMIM since 1971. He served as manager of U.S. equity portfolios prior to managing the Fund. Mr. Russo has been at JPMIM since 1994 and previously served in the equity research group as an analyst covering consumer cyclical stocks.

FLEMING INTERNATIONAL
OPPORTUNITIES FUND

The portfolio management team is led by Andrew C. Cormie, managing director, who has been an international equity portfolio manager since 1997 and employed by JPMIM since 1984, and by Nigel F. Emmett, vice president, who has been on the team since joining JPMIM in August 1997, and by Jenny C. Sicat, vice president, who joined the team in August 2000 and has been at JPMIM since 1995. Previously, Mr. Emmett was an assistant manager at Brown Brothers Harriman and Co. and a portfolio manager at Gartmore Investment Management. Prior to joining the team, Ms. Sicat was a portfolio manager in Emerging Markets focusing on currencies and derivatives.

--------------------------------------------------------------------------------
HOW YOUR ACCOUNT WORKS

ABOUT SALES CHARGES

You must pay a sales charge to buy shares in the Funds. There are also ongoing charges that all investors pay as long as they own their shares, as explained later.

This prospectus offers Class A Shares of the California Bond Fund, Class A and B Shares of the Bond Fund and the Fleming International Opportunities Fund and Class A, B and C Shares of the U.S. Equity Fund.

Different charges are associated with each class of shares:

- If you choose to invest in Class A Shares, you must pay a sales charge when you invest.

- If you choose to invest in Class B Shares, you may pay a deferred sales charge. You are not required to pay a sales charge when you invest, but may be required to pay a charge when you sell your shares, depending on the length of your investment in the particular shares.

- If you choose to invest in Class C Shares, you will be required to pay a sales charge if you hold the shares for less than one year.

There are a number of plans and special discounts which can decrease or eliminate these charges.

This section explains how the three sales charges work.

CLASS A SHARES

The initial sales charge is deducted directly from the money you invest. As the tables show, the sales charge decreases as your investment increases. The public offering price of Class A Shares is the net asset value plus the initial sales charge. Net asset value is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. The Funds receive the net asset value.

Shareholders of the former J.P.Morgan U.S. Equity Fund-Advisor Series who received their Class A shares as a result of a fund reorganization in August, 2001, will not pay sales loads on subsequent purchases of Class A Shares in the U.S. Equity Fund or any other JPMorgan Fund.

TOTAL SALES CHARGE FOR BOND FUND AND CALIFORNIA BOND FUND

                               AS % OF THE  AS %
                               OFFERING     OF NET
AMOUNT OF                      PRICE        AMOUNT
INVESTMENT                     PER SHARE    INVESTED
----------------------------------------------------
LESS THAN $100,000             4.50%        4.71%
----------------------------------------------------
$100,000 BUT UNDER $250,000    3.75%        3.90%
----------------------------------------------------
$250,000 BUT UNDER $500,000    2.50%        2.56%
----------------------------------------------------
$500,000 BUT UNDER $1 MILLION  2.00%        2.04%
----------------------------------------------------

TOTAL SALES CHARGE FOR U.S. EQUITY FUND AND FLEMING INTERNATIONAL OPPORTUNITIES FUND

                               AS % OF THE  AS %
                               OFFERING     OF NET
AMOUNT OF                      PRICE        AMOUNT
INVESTMENT                     PER SHARE    INVESTED
----------------------------------------------------
LESS THAN $100,000             5.75%        6.10%
----------------------------------------------------
$100,000 BUT UNDER $250,000    3.75%        3.90%
----------------------------------------------------
$250,000 BUT UNDER $500,000    2.50%        2.56%
----------------------------------------------------
$500,000 BUT UNDER $1 MILLION  2.00%        2.04%
----------------------------------------------------

There is no sales charge for investments of $1 million or more.

HOW YOUR ACCOUNT WORKS
--------------------------------------------------------------------------------

CLASS B SHARES

The deferred sales charge is deducted directly from your assets when you sell your shares. It is calculated as a percentage of the lower of the original purchase price or the current value of the shares. As the table shows, the deferred sales charge decreases the longer you hold the shares and disappears altogether after six years. Class B Shares automatically convert into Class A Shares at the beginning of the ninth year after you bought them.

YEAR      DEFERRED SALES CHARGE
-------------------------------
1         5%
-------------------------------
2         4%
-------------------------------
3         3%
-------------------------------
4         3%
-------------------------------
5         2%
-------------------------------
6         1%
-------------------------------
7         NONE
-------------------------------
8         NONE
-------------------------------

We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment distribution can be sold without a deferred sales charge.

CLASS C SHARES

The deferred sales charge is deducted directly from your assets when you sell your shares. It is equal to the lower of 1% of the original purchase price or the current value of the shares. The deferred sales charge on Class C Shares disappears altogether after one year. We calculate the deferred sales charge from the month you buy your charges. We always sell the shares with the lowest deferred sales charge first.

Like Class B Shares, Class C Shares have higher combined distribution and service fees. Unlike Class B Shares, Class C Shares are never converted to Class A Shares. That means you keep paying the higher service and distribution fees as long as you hold them. Over the long term, this can add up to higher total fees than either Class A or Class B Shares.

GENERAL

J.P. Morgan Fund Distributors, Inc. (JPF) is the distributor for the Funds. It's a subsidiary of BISYS Group, Inc. and is not affiliated with JPMorgan Chase. The Funds have adopted Rule 12b-1 distribution plans under which they pay annual distribution fees of up to 0.25% of the average daily net assets attributed to Class A Shares and up to 0.75% of the average daily net assets attributed to Class B Shares and Class C Shares, as applicable.

This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

WHICH CLASS OF SHARES IS BEST?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares

                                                          HOW YOUR ACCOUNT WORKS
--------------------------------------------------------------------------------

you're buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years and you would prefer not to pay an up-front sales charge, you may consider buying Class B Shares.

Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated. In almost all cases, if you plan to buy $250,000 of shares or more, Class A is the most economical choice.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

You should also consider the distribution and service fees, which are lower for Class A Shares. These fees appear in the table called Annual Fund operating expenses for each Fund.

Your investment representative may be able to advise you about the best class of shares for you

BUYING FUND SHARES

You can buy shares in three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782
Or
Complete the application form and mail it along with a check for the amount you want to invest to:

JPMorgan Funds Service Center,
P.O. Box 219392
Kansas City, MO 64121-9392

THROUGH A SYSTEMATIC INVESTMENT PLAN

You can make regular automatic purchases of at least $100. There's more on the Systematic Investment Plan later in this document.

Whether you choose Class A, Class B or Class C Shares, the price of the shares is based on the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. You'll pay the public offering price, which is based on the next NAV calculated after the JPMorgan Funds Service Center accepts your instructions. Each Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange. Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable or do not represent a security's value at the time of pricing. The JPMorgan Funds Service Center will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.

The Fleming International Opportunities Fund invests in securities that are primarily listed on foreign exchanges and these exchanges may trade on Saturdays

HOW YOUR ACCOUNT WORKS
--------------------------------------------------------------------------------

or other U.S. holidays on which the Fund does not price. As a result, the Fund's portfolio will trade and its NAV may fluctuate significantly on days when you have no access to the Fund.

The JPMorgan Funds Service Center accepts purchase orders on any business day that the New York Stock Exchange is open. Normally, if the JPMorgan Funds Service Center receives your order in proper form by the close of regular trading on the New York Stock Exchange, we'll process your order at that day's price.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
--------------------------------------------------
THE JPMORGAN FUNDS SERVICE CENTER
--------------------------------------------------
1-800-348-4782
--------------------------------------------------

TYPE OF           INITIAL      ADDITIONAL
ACCOUNT           INVESTMENT   INVESTMENTS
------------------------------------------
REGULAR ACCOUNT   $2,500       $100
------------------------------------------
SYSTEMATIC
INVESTMENT PLAN   $1,000       $100
------------------------------------------
IRAS              $1,000       $100
------------------------------------------
SEP-IRAS          $1,000       $100
------------------------------------------
EDUCATION IRAS    $1,000       $100
------------------------------------------

You must provide a Social Security Number or Taxpayer Identification Number when you open an account. Each Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. If you purchase your shares by uncertified check, you cannot sell these shares until 15 calendar days after such shares were purchased. If you buy through an Automated Clearing House, you can not sell your shares until the payment clears. That could take more than seven business days.

Your purchase will be canceled if your check doesn't clear and you will be responsible for any expenses and losses to the Funds. Orders by wire will be cancelled if the JPMorgan Funds Service Center doesn't receive payment by 4:00 p.m. Eastern time on the day you buy.

If you are planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays. The Funds will not issue certificates for Class A or Class C shares unless you request them and they will not issue certificates for Class B shares.

SELLING FUND SHARES

You can sell your shares three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds you want to sell. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. You cannot sell by phone if you have changed your address of record within the previous 30 days. If you sell shares of Funds

                                                          HOW YOUR ACCOUNT WORKS
--------------------------------------------------------------------------------

worth $25,000 or more by phone, we will send it by wire only to a bank account on our records.
Or
Send a signed letter with your instructions to:

JPMorgan Funds Service Center,
P.O. Box 219392
Kansas City, MO 64121-9392

THROUGH A SYSTEMATIC WITHDRAW PLAN

You can automatically sell as little as $50 worth of shares. See Shareholder Services for details.

You can sell your shares on any day that the JPMorgan Funds Service Center is accepting purchase orders.

You will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order, less any applicable sales charges.

Under normal circumstances, if the JPMorgan Funds Service Center receives your order before the close of regular trading on the New York Stock Exchange, each Fund will send you the proceeds the next business day. We will accept an order to sell shares if the Fund hasn't collected your payment for the shares. Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have signatures guaranteed for all registered owners or their legal representative if:

-    you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the JPMorgan Funds Service Center for more details.

REDEMPTIONS-IN-KIND

Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES

You can exchange your shares for shares of the same class of certain other JPMorgan Funds at net asset value, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated a sale of Fund shares. This will generally result in a capital gain or loss to you.

You can exchange your shares in one of three ways:

THROUGH YOUR INVESTMENT

REPRESENTATIVE

Tell your representative which Funds you want to exchange from and to. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782 to ask for details.

THROUGH A SYSTEMATIC EXCHANGE PLAN

You can automatically exchange money from one JPMorgan account to another of the same class. Call the JPMorgan Funds Service Center for details.

If you exchange Class B shares of a Fund for Class B shares of another

HOW YOUR ACCOUNT WORKS
--------------------------------------------------------------------------------

JPMorgan Fund, or Class C for Class C, you will not pay a deferred sales charge until you sell the shares of the other Fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. Carefully read the prospectus of the Fund you want to buy before making an exchange. You will need to meet any minimum investment requirements.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the balance falls below $500 for 30 days because you have sold shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We will give you 60 day's notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold a Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Funds will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

The Funds have agreements with certain shareholder servicing agents (including Morgan Guaranty Trust Company of New York) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Class A, Class B and Class C Shares of the Funds held by investors by the shareholder servicing agent.

JPMIM and/or JPF may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

                                                          HOW YOUR ACCOUNT WORKS
--------------------------------------------------------------------------------

Each Fund may issue multiple classes of shares. This prospectus relates only to Class A of all Funds, Class B of the Bond, U.S. Equity and Fleming International Opportunities Funds and Class C of the U.S. Equity Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses then pay out these earnings to shareholders as distributions.

The Bond Fund and California Bond Fund generally pay dividends monthly. The U.S. Equity Fund generally distributes any net investment income at least quarterly. The Fleming International Opportunities Fund generally distributes any net investment income at least annually. Net capital gain is distributed annually. You have three options for your distributions. You may:

-    reinvest all of them in additional Fund shares without a sales charge;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares: or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends won't be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income are not subject to federal income taxes, but will generally be subject to state and local taxes. However, for the California Bond Fund, California residents will not have to pay California personal income taxes on tax-exempt income from California municipal obligations. The state or municipality where you live may not charge you state or local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

The Fleming International Opportunities Fund expects that its distributions will consist primarily of capital gains.

Investment income received by the Fleming International Opportunities Fund from sources in foreign jurisdictions may have taxes withheld at the source. Since it is anticipated that more

HOW YOUR ACCOUNT WORKS
--------------------------------------------------------------------------------

than 50% of such Fund's assets at the close of its taxable year will be in securities of foreign corporations, such Fund may elect to "pass through" to its shareholders the foreign taxes that it paid.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

--------------------------------------------------------------------------------
SHAREHOLDER SERVICES

SYSTEMATIC INVESTMENT PLAN

You can regularly invest $100 or more in the first or third week of any month. The money is automatically deducted from your checking or savings account.

You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check to the JPMorgan Funds Service Center. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC WITHDRAW PLAN

You can make regular withdrawals of $50 or more ($100 or more for Class B accounts). You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 to start the plan. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC EXCHANGE

You can transfer assets automatically from one JPMorgan Fund account to another on a regular basis. It is a free service.

FREE EXCHANGE PRIVILEGE

You can exchange money between JPMorgan Funds in the same class without charge. This allows you to adjust your investments as your objectives change.

REINSTATEMENT PRIVILEGE

You can buy back Class A Shares you sell, without paying a sales charge, as long as you make a request in writing within 90 days of the sale. If you sell Class B Shares or Class C on which you've paid a deferred sales charge, you can use the proceeds to buy Class A Shares without a sales charge. You must buy the Class A Shares within 90 days of selling the Class B or Class C Shares.

RISK AND REWARD ELEMENTS FOR FIXED INCOME FUNDS
This table discusses the main elements that make up each Fixed Income Fund's overall risk and reward characteristics. It also outlines each Fund's policies toward various investments, including those that are designed to help certain Funds manage risk.

-----------------------------------------------------------------------------------------------------------------------------------
   POTENTIAL RISKS                              POTENTIAL REWARDS                           POLICIES TO BALANCE RISK AND REWARD
-----------------------------------------------------------------------------------------------------------------------------------
   MARKET CONDITIONS
   -  Each Fund's share price,                 -  Bonds have generally outperformed        -   Under normal circumstances the
      yield, and total return                     money market investments over the            Funds plan to remain fully invested
      will fluctuate in response                  long term, with less risk than               in bonds and other fixed income
      to bond market movements                    stocks                                       securities
   -  The value of most bonds                  -  Most bonds will rise in value            -   The Funds seek to limit risk and
      will fall when interest                     when interest rates fall                     enhance total return or yields
      rates rise; the longer a                 -  Mortgage-backed and asset-backed             through careful management, sector
      bond's maturity and the                     securities and direct mortgages can          allocation, individual securities
      lower its credit quality,                   offer attractive returns                     selection, and duration management
      the more its value                                                                   -   During severe market downturns, the
      typically falls                                                                          funds have the option of investing
   -  Adverse market conditions                                                                up to 100% of assets in
      may from time to time cause                                                              investment-grade short-term
      a Fund to take temporary                                                                 securities
      defensive positions that are                                                         -   Each adviser monitors interest rate
      inconsistent with its principal                                                          trends, as well as geographic and
      investment strategies and may                                                            demographic information related to
      hinder a fund from achieving                                                             mortgage-backed securities and
      its investment objective                                                                 mortgage prepayments
   -  Mortgage-backed and asset-backed
      securities (securities representing an
      interest in, or secured by, a pool of
      mortgages or other assets such as
      receivables) and direct mortgages could
      generate capital losses or periods of
      low yields if they are paid off
      substantially earlier or later than
      anticipated
-----------------------------------------------------------------------------------------------------------------------------------
   CREDIT QUALITY
   -  The default of an issuer would           -  Investment-grade bonds have a             -   Each Fund maintains its own
      leave a Fund with unpaid interest           lower risk of default                         policies for balancing credit
      or principal                             -  Junk bonds offer higher yields                quality against potential yields
   -  Junk bonds (those rated BB/Ba or            and higher potential gains                    and gains in light of its
      lower) have a higher risk of                                                              investment goals
      default, tend to be less liquid,                                                      -   Each adviser develops its own
      and may be more difficult to value                                                        ratings of unrated securities and
                                                                                                makes a credit quality
                                                                                                determination for unrated
                                                                                                securities
-----------------------------------------------------------------------------------------------------------------------------------
   FOREIGN INVESTMENTS
   -  A Fund could lose money because          -  Foreign bonds, which represent a          -   Foreign bonds may be a significant
      of foreign government actions,              major portion of the world's fixed            investment for the Bond Fund.
      political instability, or lack of           income securities, offer attractive       -   To the extent that a Fund invests
      adequate and accurate information           potential performance and                     in foreign bonds, it may manage the
   -  Currency exchange rate movements            opportunities for diversification             currency exposure of its foreign
      could reduce gains or create losses      -  Favorable exchange rate movements             investments relative to its
   -  Currency and investment risks tend          could generate gains or reduce                benchmark, and may hedge a portion
      to be higher in emerging markets;           losses                                        of its foreign currency exposure
      these markets also present higher        -  Emerging markets can offer                    into the U.S. dollar from time to
      handling and valuation risks                higher returns                                time (see also "Derivatives");
                                                                                                these currency management
                                                                                                techniques may not be available for
                                                                                                certain emerging markets
                                                                                                investments
-----------------------------------------------------------------------------------------------------------------------------------
   WHEN-ISSUED AND DELAYED
   DELIVERY SECURITIES
   -  When a Fund buys securities              -  A Fund can take advantage                 -   Each Fund uses segregated accounts
      before issue or for delayed                 of attractive transaction opportunities       to offset leverage risk
      delivery, it could be exposed to
      leverage risk if it does not use
      segregated accounts

-----------------------------------------------------------------------------------------------------------------------------------
   POTENTIAL RISKS                              POTENTIAL REWARDS                       POLICIES TO BALANCE RISK AND REWARD
-----------------------------------------------------------------------------------------------------------------------------------
   MANAGEMENT CHOICES
   - A Fund could underperform its          -  A Fund could outperform its            -  Each adviser focuses its active
     benchmark due to its sector,              benchmark due to these same choices       management on those areas where it
     securities or duration choices                                                      believes its commitment to research
                                                                                         can most enhance returns and manage
                                                                                         risks in a consistent way
-----------------------------------------------------------------------------------------------------------------------------------
   DERIVATIVES
   - Derivatives such as futures,            -  Hedges that correlate well with       -  The Funds use derivatives, such as
     options, swaps and forward foreign         underlying positions can reduce or       futures, options, swaps and forward
     currency contracts(1) that are used        eliminate losses at low cost             foreign currency contracts for
     for hedging the portfolio or            -  A Fund could make money and protect      hedging and for risk management
     specific securities may not fully          against losses if management's           (i.e., to adjust duration or yield
     offset the underlying positions and        analysis proves correct                  curve exposure, or to establish or
     this could result in losses to the      -  Derivatives that involve leverage        adjust exposure to particular
     Fund that would not have otherwise         could generate substantial gains at      securities, markets, or
     occurred                                   low cost                                 currencies); risk management may
   - Derivatives used for risk                                                           include management of a Fund's
     management may not have the                                                         exposure relative to its benchmark
     intended effects and may result in                                               -  The Funds only establish hedges
     losses or missed opportunities                                                      that they expect will be highly
   - The counterparty to a derivatives                                                   correlated with underlying
     contract could default                                                              positions
   - Certain types of derivatives                                                     -  While the Funds may use
     involve costs to the Funds which                                                    derivatives that incidentally
     can reduce returns                                                                  involve leverage, they do not use
   - Derivatives that involve leverage                                                   them for the specific purpose of
     could magnify losses                                                                leveraging their portfolios
-----------------------------------------------------------------------------------------------------------------------------------
  SECURITIES LENDING
  -  When a Fund lends a security, there     -  A Fund may enhance income through     -  Each adviser maintains a list of
     is a risk that the loaned                  the investment of the collateral         approved borrowers
     securities may not be returned if          received from the borrower            -  The Funds receive collateral equal
     the borrower defaults                                                               to at least 100% of the current
  -  The collateral will be subject to                                                   value of securities loaned
     the risks of the securities in                                                   -  The lending agents indemnify a fund
     which it is invested                                                                against borrower default
                                                                                      -  Each adviser's collateral
                                                                                         investment guidelines limit the
                                                                                         quality and duration of collateral
                                                                                         investment to minimize losses -
                                                                                         Upon recall, the borrower must
                                                                                         return the securities loaned within
                                                                                         the normal settlement period
-----------------------------------------------------------------------------------------------------------------------------------
  ILLIQUID HOLDINGS
  -  A Fund could have difficulty            -  These holdings may offer more         -  No Fund may invest more than 15% of
     valuing these holdings precisely           attractive yields or potential           net assets in illiquid holdings
  -  A Fund could be unable to sell             growth than comparable widely         -  To maintain adequate liquidity to
     these holdings at the time or price        traded securities                        meet redemptions, each Fund may
     desired                                                                             hold investment-grade short-term
                                                                                         securities (including repurchase
                                                                                         agreements and reverse repurchase
                                                                                         agreements) and, for temporary or
                                                                                         extraordinary purposes, may borrow
                                                                                         from banks up to 33 1/3% of the
                                                                                         value of its total assets
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT-TERM TRADING
  -  Increased trading would raise a         -  A Fund could realize gains in a       -  The Funds may use short-term
     Fund's transaction costs                   short period of time                     trading to take advantage of
  -  Increased short-term capital gains      -  A Fund could protect against losses      attractive or unexpected
     distributions would raise                  if a bond is overvalued and its          opportunities or to meet demands
     shareholders' income tax liability         value later falls                        generated by shareholder activity.


(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

RISK AND REWARD ELEMENTS FOR U.S. EQUITY FUND

This table discusses the main elements that make up the U.S. Equity Fund's overall risk and reward characteristics. It also outlines the policies toward various investments, including those that are designed to help the Fund manage risk.

-----------------------------------------------------------------------------------------------------------------------------------
   POTENTIAL RISKS                              POTENTIAL REWARDS                       POLICIES TO BALANCE RISK AND REWARD
-----------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
-  When the Fund buys securities before      - The Fund can take advantage of           -  The Fund uses segregated accounts to
   issue or for delayed delivery, it could     attractive transaction opportunities        offset leverage risk
   be exposed to leverage risk if it does
   not use segregated accounts

-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TRADING
-  Increased trading would raise the Fund's  - The Fund could realize gains in a short  -  The Fund generally avoids short-term
   brokerage and related costs                 period of time                              trading, except to take advantage of
-  Increased short-term capital gains        - The Fund could protect against losses if    attractive or unexpected opportunities
   distributions would raise shareholders'     a stock is overvalued and its value         or to meet demands generated by
   income tax liability                        later falls                                 shareholder activity

-----------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES
-  Derivatives such as futures, options,     - Hedges that correlate well with          -  The Fund uses derivatives, such as
   swaps, and forward foreign currency         underlying positions can reduce or          futures, options, swaps and forward
   contracts(1) that are used for hedging      eliminate losses at low cost                foreign currency contracts, for hedging
   the portfolio or specific securities may  - The Fund could make money and protect       and for risk management (i.e., to adjust
   not fully offset the underlying             against losses if management's analysis     duration or yield curve exposure, or to
   positions and this could result in          proves correct                              establish or adjust exposure to
   losses to the Fund that would not have    - Derivatives that involve leverage could     particular securities, markets or
   otherwise occurred                          generate substantial gains at low cost      currencies); risk management may include
-  Derivatives used for risk management may                                                management of the Fund's exposure
   not have the intended effects and may                                                   relative to its benchmark
   result in losses or missed opportunities                                             -  The Fund only establishes hedges that it
-  The counterparty to a derivatives                                                       expects will be highly correlated with
   contract could default                                                                  underlying positions
-  Derivatives that involve leverage could                                              -  While the Fund may use derivatives that
   magnify losses                                                                          incidentally involve leverage, it does
-  Certain types of derivatives involve                                                    not use them for the specific purpose of
   costs to the fund which can reduce                                                      leveraging the portfolio
   returns

-----------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING
-  When the Fund lends a security, there is  - The Fund may enhance income through the  -  The adviser maintains a list of approved
   a risk that the loaned securities may       investment of the collateral received       borrowers
   not be returned if the borrower defaults    from the borrower                        -  The Fund receives collateral equal to at
-  The collateral will be subject to the                                                   least 100% of the current value of the
   risks of the securities in which it is                                                  securities loaned
   invested                                                                             -  The lending agents indemnify the Fund
                                                                                           against borrower default
                                                                                        -  Each adviser's collateral investment
                                                                                           guidelines limit the quality and
                                                                                           duration of collateral investment to
                                                                                           minimize losses
                                                                                        -  Upon recall, the borrower must return
                                                                                           the securities loaned within the normal
                                                                                           settlement period


(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

-----------------------------------------------------------------------------------------------------------------------------------
   POTENTIAL RISKS                              POTENTIAL REWARDS                       POLICIES TO BALANCE RISK AND REWARD
-----------------------------------------------------------------------------------------------------------------------------------
  MARKET CONDITIONS
  -  The Fund's share price and             -  Stocks have generally               -  Under normal circumstances the
     performance will fluctuate in             outperformed more stable               Fund plans to remain fully
     response to stock market                  investments (such as bonds and         invested, with approximately
     movements                                 cash equivalents) over the             65% in stocks and 35% in bonds
  -  Adverse market conditions may             long term                              and other fixed income
     from time to time cause the                                                      securities; stock investments
     Fund to take temporary                                                           may include U.S. and foreign
     defensive positions that are                                                     common stocks, convertible
     inconsistent with its                                                            securities, preferred stocks,
     principal investment                                                             trust or partnership
     strategies and may hinder the                                                    interests, warrants, rights,
     fund from achieving its                                                          and investment company
     investment objective                                                             securities
                                                                                   -  The Fund seeks to limit risk
                                                                                      through diversification
                                                                                   -  During severe market
                                                                                      downturns, the Fund has the
                                                                                      option of investing up to 100%
                                                                                      of assets in investment-grade
                                                                                      short-term securities
-----------------------------------------------------------------------------------------------------------------------------------
  MANAGEMENT CHOICES
  -  The Fund could underperform            -  The Fund could outperform its       -  JPMIM focuses its active
     its benchmark due to its                  benchmark due to these same            management on securities
     securities and asset                      choices                                selection, the area where it
     allocation choices                                                               believes its commitment to
                                                                                      research can most enhance
                                                                                      returns
-----------------------------------------------------------------------------------------------------------------------------------
  FOREIGN INVESTMENTS
  -  Currency exchange rate                 -  Favorable exchange rate             -  The Fund anticipates that
     movements could reduce gains              movements could generate gains         total foreign investments will
     or create losses                          or reduce losses                       not exceed 30% of assets
  -  The Fund could lose money              -  Foreign investments, which          -  The Fund actively manages the
     because of foreign government             represent a major portion of           currency exposure of its
     actions, political                        the world's securities, offer          foreign investments relative
     instability, or lack of                   attractive potential                   to their benchmarks, and may
     adequate and accurate information         performance and opportunities          hedge back into the U.S.
                                               for diversification                    dollar from time to time (see
                                                                                      also "Derivatives"),
-----------------------------------------------------------------------------------------------------------------------------------
  ILLIQUID HOLDINGS
  -  The Fund could have difficulty         -  These holdings may offer more       -  The Fund may not invest more
     valuing these holdings                    attractive yields or potential         than 15% of net assets in
     precisely                                 growth than comparable widely          illiquid holdings
  -  The Fund could be unable to               traded securities                   -  To maintain adequate liquidity
     sell these holdings at the                                                       to meet redemptions, the Fund
     time or price it desires                                                         may hold investment-grade
                                                                                      short-term securities
                                                                                      (including repurchase
                                                                                      agreements and reverse
                                                                                      repurchase agreements) and,
                                                                                      for temporary or extraordinary
                                                                                      purposes, may borrow from
                                                                                      banks up to 33 1/3% of the
                                                                                      value of its total assets

RISK AND REWARD ELEMENTS FOR FLEMING INTERNATIONAL OPPORTUNITIES FUND

This table identifies the main elements that make up the Fleming International Opportunities Fund's overall risk and reward characteristics. It also outlines the Fund's policies toward various investments, including those that are designed to help certain funds manage risk.

-----------------------------------------------------------------------------------------------------------------------------------
   POTENTIAL RISKS                              POTENTIAL REWARDS                       POLICIES TO BALANCE RISK AND REWARD
-----------------------------------------------------------------------------------------------------------------------------------
  FOREIGN AND OTHER MARKET CONDITIONS
  -   The Fund's share price and               -   Stocks have generally                   -   Under normal circumstances the
      performance will fluctuate in                outperformed more stable                    Fund plans to remain fully
      response to stock and bond                   investments (such as bonds and              invested, with at least 65% in
      market movements                             cash equivalents) over the                  stocks; stock investments may
  -   The value of most bonds will                 long term                                   include convertible
      fall when interest rates rise;           -   Foreign investments, which                  securities, preferred stocks,
      the longer a bond's maturity                 represent a major portion of                depository receipts (such as
      and the lower its credit                     the world's securities, offer               ADRs and EDRs), trust or
      quality, the more its value                  attractive potential                        partnership interests,
      typically falls                              performance and opportunities               warrants, rights, and
  -   The Fund could lose money                    for diversification                         investment company securities
      because of foreign government            -   Most bonds will rise in value           -   The Fund seeks to limit risk
      actions, political                           when interest rates fall                    and enhance performance
      instability, or lack of                  -   Foreign bonds, which represent              through active management,
      adequate and/or accurate                     a major portion of the world's              country allocation and
      information                                  fixed income securities, offer              diversification
  -   Investment risks tend to be                  attractive potential                    -   During severe market downturns,
      higher in emerging markets.                  performance and opportunities               the Funds have the option of
      These markets also present                   for diversification                         investing up to 100% of assets
      higher liquidity and valuation           -   Emerging markets can offer                  in investment-grade short-term
      risks                                        higher returns                              securities
  -   Adverse market conditions may
      from time to time cause the
      fund to take temporary
      defensive positions that are
      inconsistent with its
      principal investment
      strategies and may hinder the
      fund from achieving its
      investment objective
  ---------------------------------------------------------------------------------------------------------------------------------
  MANAGEMENT CHOICES
  -   The Fund could underperform              -   The Fund could outperform its           -   JPMIM focuses its active
      its benchmark due to its                     benchmark due to these same                 management on securities
      securities choices and other                 choices                                     selection, the area where it
      management decisions                                                                     believes its commitment to
                                                                                               research can most enhance
                                                                                               returns
  ---------------------------------------------------------------------------------------------------------------------------------
  FOREIGN CURRENCIES
  -   Currency exchange rate                   -   Favorable exchange rate                 -   Except as noted earlier in
      movements could reduce gains                 movements could generate gains              this prospectus, the Fund
      or create losses                             or reduce losses                            manages the currency exposure
                                                                                               of its foreign investments
  -   Currency risks tend to be                                                                relative to its benchmark and
      higher in emerging markets; these                                                        may hedge a portion of its
      markets also present higher                                                              foreign currency exposure into
      liquidity and valuation risks                                                            the U.S. dollar from time to
                                                                                               time (see also "Derivatives")
  ---------------------------------------------------------------------------------------------------------------------------------
  WHEN-ISSUED AND DELAYED DELIVERY
  SECURITIES
  -   When the Fund buys securities            -   The Fund can take advantage of          -   The Fund uses segregated
      before issue or for delayed                  attractive transaction                      accounts to offset leverage
      delivery, it could be exposed                opportunities                               risk
      to leverage risk if it does
      not use segregated accounts

-----------------------------------------------------------------------------------------------------------------------------------
   POTENTIAL RISKS                              POTENTIAL REWARDS                       POLICIES TO BALANCE RISK AND REWARD
-----------------------------------------------------------------------------------------------------------------------------------
  DERIVATIVES
   -   Derivatives such as futures,         -   Hedges that correlate well           -   The Fund uses derivatives,
       options, swaps, and forward              with underlying positions can            such as futures, options,
       foreign currency contracts(1)            reduce or eliminate losses at            swaps, and forward foreign
       that are used for hedging the            low cost                                 currency contracts, for
       portfolio or specific                -   The Fund could make money and            hedging and for risk
       securities may not fully                 protect against losses if the            management (i.e., to establish
       offset the underlying                    investment analysis proves               or adjust exposure to
       positions and this could                 correct                                  particular securities, markets
       result in losses to the Fund         -   Derivatives that involve                 or currencies); risk
       that would not have otherwise            leverage could generate                  management may include
       occurred                                 substantial gains at low cost            management of the Fund's
   -   Derivatives used for risk                                                         exposure relative to its
       management may not have the                                                       benchmark
       intended effects and may                                                      -   The Funds only establish
       result in losses or missed                                                        hedges that it expects will be
       opportunities                                                                     highly correlated with
   -   The counterparty to a                                                             underlying positions
       derivatives contract could                                                    -   While the Fund may use
       default                                                                           derivatives that incidentally
   -   Derivatives that involve                                                          involve leverage, it does not
       leverage could magnify losses                                                     use them for the specific
   -   Certain types of derivatives                                                      purpose of leveraging its portfolio
       involve costs to a Fund which
       can reduce returns

-----------------------------------------------------------------------------------------------------------------------------------
  SECURITIES LENDING
  -   When the Fund lends a                 -   The Fund may enhance income          -   JPMIM maintains a list of
      security, there is a risk that            through the investment of the            approved borrowers
      the loaned securities may not             collateral received from the         -   The fund receives collateral
      be returned if the borrower               borrower                                 equal to at least 100% of the
      defaults                                                                           current value of securities
  -   The collateral will be subject                                                     loaned
      to the risks of the securities                                                 -   The lending agents indemnify
      in which it is invested                                                            the Fund against borrower
                                                                                         default
                                                                                     -   JPMIM 's collateral investment
                                                                                         guidelines limit the quality
                                                                                         and duration of collateral
                                                                                         investment to minimize losses
                                                                                     -   Upon recall, the borrower must
                                                                                         return the securities loaned
                                                                                         within the normal settlement
                                                                                         period

-----------------------------------------------------------------------------------------------------------------------------------
  ILLIQUID HOLDINGS
  -   The Fund could have difficulty        -   These holdings may offer more        -   The Fund may not invest more
      valuing these holdings                    attractive yields or potential           than 15% of net assets in
      precisely                                 growth than comparable widely            illiquid holdings
  -   The Fund could be unable to               traded securities                    -   To maintain adequate
      sell these holdings at the                                                         liquidity, the Fund may hold
      time or price it desired                                                           investment-grade short-term
                                                                                         securities (including
                                                                                         repurchase agreements and
                                                                                         reverse repurchase agreements)
                                                                                         and, for temporary or
                                                                                         extraordinary purposes, may
                                                                                         borrow from banks up to 33 1/3%
                                                                                         of the value of its total
                                                                                         assets

-----------------------------------------------------------------------------------------------------------------------------------
  SHORT-TERM TRADING
   -   Increased trading could raise        -   The Fund could realize gains         -   The Fund generally avoids
       a fund's brokerage and related           in a short period of time                short-term trading, except to
       costs                                -   The Fund could protect against           take advantage of attractive
   -   Increased short-term capital             losses if a stock is                     or unexpected opportunities or
       gains distributions could                overvalued and its value later           to meet demands generated by
       raise shareholders' income tax           falls                                    shareholder activity.
       liability

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

--------------------------------------------------------------------------------
WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: interests in a stream of payments from specific assets, such as auto or credit card receivables.

BANK OBLIGATIONS: negotiable certificates of deposit, time deposits and bankers' acceptances of domestic and foreign issuers.

COLLATERALIZED MORTGAGE OBLIGATIONS: debt securities that are collateralized by a portfolio of mortgages or mortgage-backed securities.

COMMERCIAL PAPER: unsecured short term debt issued by domestic and foreign banks or corporations. These securities are usually discounted and are rated by S&P or Moody's.

CONVERTIBLE SECURITIES: domestic and foreign debt securities that can be converted into equity securities at a future time and price.

DEBT SECURITIES: securities used by issuers, such as governmental entities and corporations, to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and repays the amount borrowed at the maturity date of the security. However, if a borrower issues a zero coupon debt security, it does not make regular interest payments.

DEPOSITARY RECEIPTS: instruments which are typically issued by financial institutions and which represent ownership of securities of foreign corporations. Depositary receipts are usually designed for use on U.S. and European securities exchanges.

DISTRIBUTION FEE: a fee that covers the cost of the distribution system used to sell shares to the public.

DURATION: a mathematical calculation of the average life of a bond that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in interest rates. For example, if a bond has an average duration of 4 years, its price will move 4% when interest rates move 1%.

MANAGEMENT FEE: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MORTGAGE DOLLAR ROLLS: the purchase of domestic or foreign mortgage-backed securities with the promise to purchase similar securities upon the maturity of the original security. Segregated accounts are used to offset leverage risk.

MORTGAGE-RELATED SECURITIES: securities that directly or indirectly represent an interest in, or are secured by and paid from, mortgage loans secured by real property.

OTHER EXPENSES: miscellaneous items, including transfer agency, administration, custody and registration fees.

PARTICIPATION INTERESTS: interests that represent a share of domestic or foreign bank debt or similar securities or obligations.

                                                                J.P. MORGAN FUND
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS: a type of short-term investment in which a dealer sells securities to the Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

REVERSE REPURCHASE AGREEMENTS: contracts whereby a Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

STRIPPED OBLIGATIONS: debt securities which are separately traded interest-only or principal-only components of an underlying obligation.

TAX EXEMPT MUNICIPAL SECURITIES: securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES: debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

ZERO COUPON, PAY-IN-KIND, AND DEFERRED PAYMENT SECURITIES: domestic and foreign securities offering non-cash or delayed-cash payment. Their prices are typically more volatile than those of some other debt instruments and involve certain special tax considerations.

--------------------------------------------------------------------------------
HOW TO REACH US

MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you buy your shares through an institution, contact that institution directly for more information. You can also find information online at www.JPMorganFunds.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

The Funds' Investment Company Act File Nos. are 811-07342 for all funds except California Bond Fund (811-07795).

                      JPMorgan Funds Fulfillment Center
                              393 Manley Street
                       West Bridgewater, MA 02379-1039


         -C- 2001 JPMorgan Chase & Co. All Rights Reserved. March 2001


                                                                   PSMMP-1-301 X

The information in this statement of additional information is not complete and may be changed. This statement of additional information and the accompanying prospectus are not an offer to sell these securities and we are not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

                        SUBJECT TO COMPLETION, DATED MAY 9, 2001

                             J.P. MORGAN INSTITUTIONAL FUNDS
                                 J.P. MORGAN SERIES TRUST

                       JPMORGAN FLEMING INTERNATIONAL EQUITY FUND
                      JPMORGAN FLEMING EMERGING MARKETS EQUITY FUND
                    JPMORGAN FLEMING INTERNATIONAL OPPORTUNITIES FUND
                             JPMORGAN SHORT TERM BOND FUND
                                 JPMORGAN BOND FUND
                         JPMORGAN GLOBAL STRATEGIC INCOME FUND
                              JPMORGAN DIVERSIFIED FUND
                          JPMORGAN DISCIPLINED EQUITY FUND
                             JPMORGAN U.S. EQUITY FUND
                          JPMORGAN U.S. SMALL COMPANY FUND
                             JPMORGAN CALIFORNIA BOND FUND

                        STATEMENT OF ADDITIONAL INFORMATION

                                  AUGUST __, 2001

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION WHICH SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED AUGUST __, 2001 FOR THE FUNDS LISTED ABOVE, AS SUPPLEMENTED FROM TIME TO TIME. ADDITIONALLY, THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE THE FINANCIAL STATEMENTS INCLUDED IN THE SHAREHOLDER REPORTS RELATING TO THE FUNDS LISTED ABOVE DATED APRIL 30, 2000 (FOR THE CALIFORNIA BOND FUND), JUNE 30, 2000 (FOR THE INSTITUTIONAL DIVERSIFIED FUND), OCTOBER 31, 2000 (FOR THE INTERNATIONAL EQUITY, EMERGING MARKETS EQUITY, INSTITUTIONAL SHORT TERM BOND, INSTITUTIONAL BOND AND INSTITUTIONAL GLOBAL STRATEGIC INCOME FUNDS) AND NOVEMBER 30, 2000 (FOR THE INTERNATIONAL OPPORTUNITIES, EUROPEAN EQUITY, INSTITUTIONAL DISCIPLINED EQUITY, INSTITUTIONAL U.S. EQUITY AND INSTITUTIONAL U.S. SMALL COMPANY FUND FUNDS). THE PROSPECTUS AND THE FINANCIAL STATEMENTS, INCLUDING THE INDEPENDENT ACCOUNTANTS' REPORTS THEREON, ARE AVAILABLE, WITHOUT CHARGE UPON REQUEST FROM J.P. MORGAN FUND DISTRIBUTORS, ATTENTION: J.P. MORGAN FUNDS (800) 221-7930.

                                TABLE OF CONTENTS

                                                                            PAGE
General........................................................................1
Investment Objective And Policies..............................................1
Investment Restrictions.......................................................30
Trustees And Advisory Board...................................................32
Advisory Board................................................................36
Officers......................................................................37
Codes Of Ethics...............................................................38
Investment Adviser............................................................38
Administrator.................................................................41
Distributor...................................................................42
Sub-Administrator.............................................................42
Co-Administrator..............................................................43
Services Agent................................................................45
Custodian And Transfer Agent..................................................46
Shareholder Servicing.........................................................47
Financial Professionals.......................................................48
Independent Accountants.......................................................49
Expenses......................................................................49
Purchase Of Shares............................................................51
Redemption Of Shares..........................................................51
Exchange Of Shares............................................................52
Dividends And Distributions...................................................52
Net Asset Value...............................................................53
Performance Data..............................................................54
Fund Transactions.............................................................58
Massachusetts Trust...........................................................59
Description Of Shares.........................................................60
Taxes.........................................................................62
Additional Information........................................................67
Financial Statements..........................................................67
Appendix A - Description Of Security Ratings...................................1

GENERAL

         This Statement of Additional Information relates only to the JPMorgan Fleming International Equity Fund, the JPMorgan Fleming Emerging Markets Equity Fund, the JPMorgan Fleming International Opportunities Fund, JPMorgan Fleming Short Term Bond Fund, JPMorgan Bond Fund, J.P. Morgan Global Strategic Income Fund, JPMorgan Diversified Fund, JPMorgan Disciplined Equity Fund, JPMorgan U.S. Equity Fund, JPMorgan U.S. Small Company Fund and J.P. Morgan California Bond Fund (collectively, the "Funds"). Each of the Funds is a separate series of shares of beneficial interest of the JPMorgan Funds except in the case of the JPMorgan California Bond Fund, which is a series of J.P. Morgan Series Trust, both open-end management investment companies formed as Massachusetts business trusts (collectively, the "Trust"). In addition to the Funds, the Trust consists of other series representing separate investment funds (each, a "J.P. Morgan Institutional Fund"). The other J.P. Morgan Institutional Funds are covered by separate Statements of Additional Information.

         This Statement of Additional Information describes the financial history, investment objectives and policies, management and operation of each of the Funds in order to enable investors to select the Fund or Funds which best suit their needs. The J.P. Morgan Institutional Funds operate through a two-tier master-feeder investment fund structure.

         This Statement of Additional Information provides additional information with respect to the Funds and should be read in conjunction with the relevant Fund's current Prospectus (the "Prospectus"). Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectus. The Funds' executive offices are located at 522 Fifth Avenue, New York, NY 10036.

         Until ______________, 2001, the Funds invested all of their investable assets in separate Master Funds (each, a "Portfolio"), a corresponding diversified open-end management investment company having the same investment objective as the corresponding Fund. Each Fund invested in a Portfolio through a two-tier master-feeder investment fund structure.

         The Funds are advised by J.P. Morgan Investment Management Inc. ("JPMIM" or the "Adviser").

         Investments in the Funds are not deposits or obligations of, or guaranteed or endorsed by, Morgan Guaranty Trust Company of New York, ("Morgan"), an affiliate of the Adviser or any other bank. Shares of the Funds are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in a Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

INVESTMENT OBJECTIVE AND POLICIES

         The following discussion supplements the information regarding the investment objective of each Fund and the policies to be employed to achieve the objective by each Fund as set forth in the applicable Prospectus. The investment objectives of each Fund and the investment objectives of its corresponding Fund are identical. Accordingly, references below to a Fund also include the corresponding Fund; similarly, references to a Fund also include the corresponding Fund unless the context requires otherwise.

         THE J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUND (the "International Equity Fund") is designed for investors with a long term investment horizon who want to diversify their Funds by investing in an actively managed Fund of non-U.S. securities that seeks to outperform the Morgan

Stanley Capital International ("MSCI") Europe, Australasia and Far East Index (the "EAFE Index"). The Fund's investment objective is to provide high total return from a Fund of equity securities of foreign corporations.

         The International Equity Fund seeks to achieve its investment objective by investing primarily in the equity securities of foreign corporations. Equity securities consist of common stocks and other securities with equity characteristics such as preferred stocks, depository receipts, warrants, rights, convertible securities, trust or limited partnership interests and equity participations (collectively, "Equity Securities"). Under normal circumstances, the International Equity Fund expects to invest at least 65% of its total assets in such securities. The Fund does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of developed foreign countries render investments in such countries inadvisable.

         INVESTMENT PROCESS FOR THE INTERNATIONAL EQUITY FUND

         Country allocation: JPMIM's country allocation decision begins with a forecast of equity risk premiums, which provide a valuation signal by measuring the relative attractiveness of stocks. Using a proprietary approach, JPMIM calculates this risk premium for each of the nations in the International Equity Fund's universe, determines the extent of its deviation -- if any -- from its historical norm, and then ranks countries according to the size of those deviations. Countries with high (low) rankings are overweighted (underweighted) in comparisons to the EAFE Index to reflect the above-average (below-average) attractiveness of their stock markets. In determining weightings, JPMIM analyzes a variety of qualitative factors as well, including the liquidity, earnings momentum and interest rate climate of the market at hand. These qualitative assessments can change the magnitude but not the direction of the country allocations called for by the risk premium forecast. JPMIM places limits on the total size of the International Equity Fund's country over- and under-weightings relative to the EAFE Index.

         Stock selection: JPMIM's more than 90 international equity analysts, each an industry and country specialist with an average of nearly ten years of experience, forecast normalized earnings and dividend payouts for roughly 1,200 non-U.S. companies -- taking a long-term perspective rather than the short time frame common to consensus estimates. These forecasts are converted into comparable expected returns by a dividend discount model, and then companies are ranked from most to least attractive by industry and country. A diversified Fund is constructed using disciplined buy and sell rules. The Fund manager's objective is to concentrate the purchases in the stocks deemed most undervalued, and to keep sector weightings close to those of the EAFE Index, the International Equity Fund's benchmark. Once a stock falls into the bottom half of the rankings, it generally becomes a candidate for sale. Where available, warrants and convertibles may be purchased instead of common stock if they are deemed a more attractive means of investing in an undervalued company.

         Currency management: Currency is actively managed, in conjunction with country and stock allocation, with the goal of protecting and possibly enhancing the International Equity Fund's return. JPMIM's currency decisions are supported by a proprietary tactical model which forecasts currency movements based on an analysis of four fundamental factors -- trade balance trends, purchasing power parity, real short-term interest differentials and real bond yields -- plus a technical factor designed to improve the timing of transactions. Combining the output of this model with a subjective assessment of economic, political and market factors, JPMIM's currency specialists recommend currency strategies that are implemented in conjunction with the International Equity Fund's investment strategy.

         J.P. MORGAN INSTITUTIONAL EMERGING MARKETS EQUITY FUND (the "Emerging Markets Equity Fund") is designed for investors with a long term investment horizon who want exposure to the rapidly growing emerging markets. The Emerging Markets Equity Fund's investment objective is to achieve a high total return from a Fund of equity securities of companies in emerging markets.

         The Emerging Markets Equity Fund seeks to achieve its investment objective by investing primarily in Equity Securities of emerging markets issuers. Under normal circumstances, the Emerging Markets Equity Fund expects to invest at least 65% of its total assets in such securities and it may also invest up to 20% in debt securities of emerging markets issuers. The Emerging Markets Equity Fund does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of emerging markets countries render investments in such countries inadvisable.

         INVESTMENT PROCESS FOR THE EMERGING MARKETS EQUITY FUND

         Country allocation: JPMIM's country allocation decision begins with a forecast of the expected return of each market in the Emerging Markets Equity Fund's universe. These expected returns are calculated using a proprietary valuation method that is forward looking in nature rather than based on historical data. JPMIM then evaluates these expected returns from two different perspectives: first, it identifies those countries that have high real expected returns relative to their own history and other nations in their universe. Second, it identifies those countries that it expects will provide high returns relative to their currency risk. Countries that rank highly on one or both of these scores are overweighted relative to the Emerging Markets Equity Fund's benchmark, the MSCI Emerging Markets Free Index, while those that rank poorly are underweighted.

         Stock selection: JPMIM's 25 emerging markets equity analysts, each an industry specialist, monitor a universe of approximately 325 companies in these countries, developing forecasts of earnings and cash flows for the most attractive among them. Companies are ranked from most to least attractive based on this research, and then a diversified Fund is constructed using disciplined buy and sell rules. The Fund manager's objective is to concentrate the Emerging Markets Equity Fund's holdings in the stocks deemed most undervalued, and to keep sector weightings relatively close to those of the index. Stocks are generally held until they fall into the bottom half of JPMIM's rankings.

         J.P. MORGAN INSTITUTIONAL INTERNATIONAL OPPORTUNITIES FUND (the "International Opportunities Fund") is designed for long-term investors who want to invest in an actively managed Fund of common stocks and other equity securities of non-U.S. companies, including companies located in emerging markets. The International Opportunities Fund's investment objective is to provide high total return from a Fund of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

          The International Opportunities Fund seeks to achieve its investment objective by investing primarily in Equity Securities of non-U.S. issuers in developed and developing countries. Under normal circumstances, the International Opportunities Fund expects to invest at least 65% of its total assets in such securities. The International Opportunities Fund does not intend to invest in U.S. securities (other than money market instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of foreign countries render investments in such countries inadvisable.

         INVESTMENT PROCESS FOR THE INTERNATIONAL OPPORTUNITIES FUND

         Stock selection: JPMIM's approximately 90 international equity analysts and 23 emerging markets equity analysts, each an industry and country specialist, forecast normalized earnings, dividend payouts and cash flows for roughly 1,200 non-U.S. companies, taking a long-term perspective rather than the short time frame common to consensus estimates. These forecasts are converted into comparable expected returns by a dividend discount model, and then companies are ranked from most to least attractive by industry. A diversified Fund is constructed using disciplined buy and sell rules. The Fund manager's objective is to concentrate the International Opportunities Fund's purchases in the stocks deemed most undervalued. Stocks generally become a candidate for sale when they fall into the bottom half of JPMIM's rankings. Where available, warrants and convertibles may be purchased instead of common stock if they are deemed a more attractive means of investing in an undervalued company.

         Currency management: JPMIM actively manages the currency exposure of the International Opportunities Fund's investments in developed countries, in conjunction with country and stock allocation, with the goal of protecting and possibly enhancing the International Opportunities Fund's return. JPMIM's currency decisions are supported by a proprietary tactical model which forecasts currency movements based on an analysis of four fundamental factors -- trade balance trends, purchasing power parity, real short-term interest differentials and real bond yields -- plus a technical factor designed to improve the timing of transactions. Combining the output of this model with a subjective assessment of economic, political and market factors, JPMIM's currency specialists recommend currency strategies that are implemented in conjunction with the International Opportunities Fund's investment strategy.

         Country allocation (developed countries): The International Opportunities Fund's country weightings primarily result from its stock selection decisions and may vary significantly from the MSCI All Country World Index Free (ex-U.S.), the International Opportunities Fund's benchmark.

         J.P. MORGAN INSTITUTIONAL SHORT TERM BOND FUND (the "Short Term Bond Fund") is designed for investors who place a strong emphasis on conservation of capital but who also want a return greater than that of a money market fund or other very low risk investment vehicles. The Short Term Bond Fund is appropriate for investors who do not require the stable net asset value typical of a money market fund but who want less price fluctuation than is typical of a longer-term bond fund. The Short Term Bond Fund's investment objective is to provide high total return, consistent with low volatility of principal. The Short Term
Bond Fund seeks to achieve this high total return to the extent consistent with modest risk of capital and the maintenance of liquidity.

         The Fund attempts to achieve its investment objective by investing primarily in the corporate and government debt obligations and related securities of domestic and foreign issuers described in this Statement of Additional Information.

         J.P. MORGAN INSTITUTIONAL BOND FUND (the "Bond Fund") is designed to be an economical and convenient means of making substantial investments in a broad range of corporate and government debt obligations and related investments of domestic and foreign issuers, subject to certain quality and other restrictions. See "Quality and Diversification Requirements." The Bond Fund's investment objective is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. Although the net asset value of the Bond Fund will fluctuate, the Bond Fund attempts to conserve the value of its investments to the extent consistent with its objective.

         The Fund attempts to achieve its investment objective by investing primarily in high grade and investment grade corporate and government debt obligations and related securities of domestic and foreign issuers described in the Prospectus and this Statement of Additional Information.

         J.P. MORGAN INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND (the "Global Strategic Income Fund") is designed for the aggressive investor seeking to diversify an investment portfolio by investing in fixed-income securities of foreign and domestic issuers. The Global Strategic Income Fund's investment objective is high total return from a portfolio of fixed-income securities of foreign and domestic issuers.

         The Fund attempts to achieve its investment objective by investing primarily in mortgage-backed securities and direct mortgage obligations; below investment grade debt obligations of U.S. and non-U.S. issuers; investment grade U.S. dollar-denominated debt obligations of U.S. and non-U.S. issuers; investment grade non-dollar denominated debt obligations of non-U.S. issuers; and obligations of emerging market issuers.

         J.P. MORGAN INSTITUTIONAL DIVERSIFIED FUND (the "Institutional Diversified Fund") is designed for investors who wish to invest for long term objectives such as retirement and who seek to attain real appreciation in their investments over the long term, but with somewhat less price fluctuation than a portfolio consisting solely of equity securities. The Fund's investment objective is to provide a high total return from a diversified portfolio of equity and fixed income securities.

         The mix of equities and fixed income is based on the risk premium model and the anticipation of changing economic trends. The risk premium is the difference between JPMIM's forecast of the long-term return on stocks (determined using JPMIM's proprietary dividend discount model) and the current nominal yield on 30-year U.S. Treasury bonds. When the risk premium is high, more assets are allocated to stocks. When the risk premium is low, more assets are allocated to bonds. Within U.S. equities, the allocation between large cap and small cap stocks is based on the relative dividend discount rate spread between large and small cap. The equity portion of the portfolio will be invested primarily in large and medium sized U.S. companies with market capitalizations above $1.5 billion, with the balance in small U.S. companies primarily included in the Russell 2000 Index and in foreign issuers primarily in developed countries and occasionally in emerging markets. Within fixed income, the allocation among sectors is based on JPMIM's analysis of their relative valuations.

         INVESTMENT PROCESS FOR THE PORTFOLIO'S EQUITY COMPONENT

         With respect to the equity portion of the portfolio, JPMIM uses:

         Fundamental research: JPMIM's team of domestic equity analysts includes more than 20 members, each an industry specialist with an average of over 11 years of experience, follow 600 medium and large capitalization U.S. companies. Their research goal is to forecast intermediate-term earnings and prospective dividend growth rates for the most attractive companies among those researched.

         Systematic valuation: The analysts' forecasts are converted into comparable expected returns using a proprietary dividend discount model, which calculates the intermediate-term earnings by comparing a company's current stock price with the "fair value" price forecasted by the estimated intermediate-term earnings power. Within each sector, companies are ranked according to their relative value and grouped into quintiles: those with the highest expected returns (Quintile 1) are deemed the most undervalued relative to their long-term earnings power, while those with the lowest expected returns (Quintile 5) are deemed the most overvalued.

         Disciplined portfolio construction: A broadly diversified portfolio is constructed using disciplined buy and sell rules. Purchases are allocated among stocks in the first three quintiles. The stocks selected reflect the portfolio manager's judgment concerning the soundness of the underlying forecasts, the likelihood that a perceived misvaluation will be corrected within a reasonable time frame, and the manager's estimate of the magnitude of the risks versus the potential rewards. A stock that falls into the fourth and fifth quintiles generally becomes a candidate for sale, either because its price has risen or its fundamentals have deteriorated. The portfolio's sector weightings are matched to those of the S&P 500 Index, reflecting JPMIM's belief that its research has the potential to add value at the individual stock level, but not at the sector level. JPMIM also controls the portfolio's exposure to style and theme bets and maintains near-market security weightings in individual security holdings. This process results in an investment portfolio containing 250-300 stocks.

         INVESTMENT PROCESS FOR THE PORTFOLIO'S FIXED INCOME COMPONENT

         Duration/yield curve management: JPMIM's duration decision begins with an analysis of real yields, which its research indicates are generally a reliable indicator of longer term interest rate trends. Other factors JPMIM studies in regard to interest rates include economic growth and inflation, capital flows and monetary policy. Based on this analysis, JPMIM forms a view of the most likely changes in the level and shape of the yield curve -- as well as the timing of those changes -- and sets the portfolio's duration and maturity structure accordingly. JPMIM typically limits the overall duration of the portfolio to a range between one year shorter and one year longer than that of the Salomon Smith Barney Broad Investment Grade Bond Index. The maturities of the individual fixed income securities in the portfolio may vary widely, however.

         Sector allocations: Sector allocations are driven by JPMIM's fundamental and quantitative analysis of the relative valuation of a broad array of fixed income sectors. Specifically, JPMIM utilizes market and credit analysis to assess whether the current risk-adjusted yield spreads of various sectors are likely to widen or narrow. JPMIM then overweights (underweights) those sectors its analysis indicates offer the most (least) relative value, basing the speed and magnitude of these shifts on valuation considerations.

         Security selection: Securities are selected by the portfolio manager, with substantial input from JPMIM's fixed income analysts and traders. Using quantitative analysis as well as traditional valuation methods, JPMIM's applied research analysts aim to optimize security selection within the bounds of the portfolio's investment objective. In addition, credit analysts -- supported by JPMIM's equity analysts -- assess the creditworthiness of issuers and counterparties. A dedicated trading desk contributes to security selection by tracking new issuance, monitoring dealer inventories, and identifying attractively priced bonds. The traders also handle all transactions for the portfolio.

         INVESTMENT PROCESS FOR THE PORTFOLIO'S U.S. SMALL COMPANY COMPONENT

         Fundamental research: JPMIM's domestic equity analysts also continuously monitor 300-500 small cap stocks with the aim of identifying companies that exhibit superior financial strength and operating returns. Meetings with management and on-site visits play a key role in shaping their assessments. Because JPMIM's analysts follow both the larger and smaller companies in their industries -- in essence, covering their industries from top to bottom -- they are able to bring broad perspective to the research they do on both.

         See "Systematic Valuation" above.

         Disciplined portfolio construction: A diversified portfolio is constructed as for the equity component, but purchases are concentrated among the stocks in the top two quintiles of the rankings. Once a stock falls into the third quintile, it generally becomes a candidate for sale. The portfolio manager seeks to hold sector weightings close to those of the Russell 2000 Index. Sector neutrality is also seen as a way to help to protect the portfolio from macroeconomic risks and--together with diversification--represents an important element of JPMIM's investment strategy.

         INVESTMENT PROCESS FOR THE PORTFOLIO'S INTERNATIONAL EQUITY COMPONENT

         Stock selection and country allocation: JPMIM's more than 30 international equity analysts, each an industry and country specialist, forecast normalized earnings and dividend payouts for roughly 1,200 non-U.S. companies -- taking a long-term perspective rather than the short time frame common to consensus estimates. The comparable expected returns generated by the dividend discount model are used to rank companies from most to least attractive by industry and country. A diversified portfolio is constructed using disciplined buy and sell rules. The portfolio manager's objective is to concentrate the purchases in the stocks deemed most undervalued and to keep sector weightings close to those of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("EAFE"). Once a stock falls into the bottom half of the rankings, it generally becomes a candidate for sale. Where available, warrants and convertibles may be purchased instead of common stock if they are deemed a more attractive means of investing in an undervalued company. JPMIM's country allocation decisions are primarily driven by its stock selection process.

         Currency management: Currency is actively managed, in conjunction with country and stock allocation, with the goal of protecting and possibly enhancing return. JPMIM's currency decisions are supported by a proprietary tactical model which forecasts currency movements based on an analysis of four fundamental factors -- trade balance trends, purchasing power parity, real short-term interest differentials and real bond yields -- plus a technical factor designed to improve the timing of transactions. Combining the output of this model with a subjective assessment of economic, political and market factors, JPMIM's currency group recommends currency strategies that are implemented in conjunction with the Portfolio's investment strategy.

         J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND (the "Disciplined Equity Fund") is designed for investors seeking enhanced total return relative to that of large and medium sized companies, typically represented by the S&P 500 Index. The Disciplined Equity Fund's investment objective is to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the S&P 500 Index. This investment objective can be changed without shareholder approval.

         The Disciplined Equity Fund invests primarily in a diversified portfolio of common stocks and other equity securities. Under normal circumstances, the Disciplined Equity Fund expects to invest at least 65% of its total assets in such securities.

              INVESTMENT PROCESS FOR THE DISCIPLINED EQUITY FUND

         Research: The Adviser's more than 20 domestic equity analysts, each an industry specialist with an average of over 10 years of experience, follow approximately 600 medium and large capitalization U.S. companies. Their research goal is to forecast intermediate-term earnings and prospective dividend growth rates for the companies that they cover.

         Valuation: The analysts' forecasts are converted into comparable expected returns using a proprietary dividend discount model, which calculates the intermediate-term earnings by comparing a company's current stock price with its forecasted dividends and earnings. Within each sector, companies are ranked according to their relative value and grouped into quintiles: those with the highest expected returns (Quintile 1) are deemed the most undervalued relative to their long-term earnings power, while those with the lowest expected returns (Quintile 5) are deemed the most overvalued.

         Stock Selection: A broadly diversified portfolio is constructed using disciplined buy and sell rules. Purchases are allocated among stocks in the first three quintiles. Once a stock falls into the fourth and fifth quintiles -- either because its price has risen or its fundamentals have deteriorated -- it generally becomes a candidate for sale. The Disciplined Equity Fund's sector weightings are matched to those of the S&P 500 Index, the Disciplined Equity Fund's benchmark. The Adviser, also controls the Disciplined Equity Fund's exposure to style and theme bets and maintains near-market security weightings in individual security holdings. This process results in an investment portfolio containing approximately 300 stocks.

         J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND (the "U.S. Equity Fund") is designed for investors who want an actively managed portfolio of selected equity securities that seeks to outperform the S&P 500 Index. The U.S. Equity Fund's investment objective is to provide a high total return from a portfolio of selected equity securities. This investment objective can be changed without shareholder approval.

         In normal circumstances, at least 65% of the U.S. Equity Fund's net assets will be invested in equity securities consisting of U.S. and foreign common stocks and other securities with equity characteristics comprised of preferred stock, warrants, rights, convertible securities, depository receipts (such as ADRs and EDRs) trust certifications, limited partnership interests and investment company securities (collectively, "Equity Securities"). The U.S. Equity Fund's primary equity investments are the common stock of large capitalization U.S. corporations and, to a limited extent, similar securities of foreign corporations.

                 INVESTMENT PROCESS FOR THE U.S. EQUITY FUND

         Research: The Adviser's more than 20 domestic equity analysts, each an industry specialist with an average of over 10 years of experience, follow approximately 700 predominantly large- and medium-sized U.S. companies -- approximately 500 of which form the universe for the U.S. Equity Fund's investments. Their research goal is to forecast normalized, longer term earnings and dividends for the companies that they cover. In doing this, they may work in concert with the Adviser's international equity analysts in order to gain a broader perspective for evaluating industries and companies in today's global economy.

         Valuation: The analysts' forecasts are converted into comparable expected returns using a proprietary dividend discount model, which calculates the long-term earnings by comparing a company's current stock price with its forecasted dividends and earnings. Within each sector, companies are ranked according to their relative value and grouped into quintiles: those with the highest expected returns (Quintile 1) are deemed the most undervalued relative to their long-term earnings power, while those with the lowest expected returns (Quintile 5) are deemed the most overvalued.

         Stock Selection: A diversified portfolio is constructed using disciplined buy and sell rules. Purchases are concentrated among first-quintile stocks; the specific names selected reflect the portfolio manager's judgment concerning the soundness of the underlying forecasts, the likelihood that the perceived misvaluation will be corrected within a reasonable time frame, and the magnitude of the risks versus the rewards. Once a stock falls into the third quintile -- because its price has risen or its fundamentals have deteriorated -- it generally becomes a candidate for sale. The portfolio manager seeks to hold sector weightings close to those of the S&P 500 Index, the U.S. Equity Fund's benchmark.

         J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND (the "U.S. Small Company Fund") is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher return over time than might be expected from a portfolio of stocks of large companies. The U.S. Small Company Fund's investment objective is to provide high total return from a portfolio of small company stocks. This investment objective can be changed without shareholder approval.

         The U.S. Small Company Fund attempts to achieve its investment objective by investing primarily in the common stock of small sized U.S. companies that are included in the Russell 2000 Index, which is composed of 2,000 common stocks of U.S. small-cap companies with market capitalizations ranging from $100 million to $2 billion.

              INVESTMENT PROCESS FOR THE U.S. SMALL COMPANY FUND

         Research: The Adviser's more than 20 domestic equity analysts, each an industry specialist with an average of over 10 years of experience, continuously monitor the small cap stocks in their respective sectors with the aim of identifying companies that exhibit superior financial strength and operating returns. Meetings with management and on-site visits play a key role in shaping their assessments. Their research goal is to forecast normalized, long-term earnings and dividends for the most attractive small cap companies among those they monitor -- a universe that contains a total of approximately 600 names. Because the Adviser's analysts follow both the larger and smaller companies in their industries -- in essence, covering their industries from top to bottom -- they are able to bring broad perspective to the research they do on both.

         Valuation: The analysts' forecasts are converted into comparable expected returns using a proprietary dividend discount model, which calculates the long-term earnings by comparing a company's current stock price with the its forecasted dividends and earnings. Within each industry, companies are ranked according to their relative value and grouped into quintiles: those with the highest expected returns (Quintile 1) are deemed the most undervalued relative to their long-term earnings power, while those with the lowest expected returns (Quintile 5) are deemed the most overvalued.

         Stock Selection: A diversified portfolio is constructed using disciplined buy and sell rules. Purchases are concentrated among the stocks in the top two quintiles of the rankings; the specific names selected reflect the portfolio manager's judgment concerning the soundness of the underlying forecasts, the likelihood that the perceived misvaluation will soon be corrected, and the magnitude of the risks versus the rewards. Once a stock falls into the third quintile -- because its price has risen or its fundamentals have deteriorated -- it generally becomes a candidate for sale. The portfolio manager seeks to hold sector weightings close to those of the Russell 2000 Index, the U.S. Small Company Fund's benchmark.

         J.P. MORGAN CALIFORNIA BOND FUND (the "California Bond Fund") is designed for investors subject to federal and California personal income taxes who are seeking high after tax return but are not adverse to receiving some taxable income and gains. The Fund is not suitable for tax-deferred retirement or pension plans, including Individual Retirement Accounts (IRAs), 401(k) plans and 403(b) plans. The Fund is not a complete investment program and there is no assurance that the Fund will achieve its investment objective. The investment objective of the Fund is to provide a high after-tax total return for California residents consistent with moderate risk of capital. The Fund invests primarily in California Municipal Securities (defined below), the income from which is exempt from federal and California personal income taxes. It may also invest in other municipal securities that generate income exempt from federal income tax but not from California income tax. In addition, in order to maximize after tax total return, the Fund may invest in taxable debt obligations to the extent consistent with its objective.

         The following discussion supplements the information regarding the investment objective of the Fund and the policies to be employed to achieve this objective.

         The Adviser actively manages the Fund's duration, the allocation of securities across market sectors and the selection of securities to maximize after tax total return. The Adviser adjusts the Fund's duration based upon fundamental economic and capital markets research and the Adviser's interest rate outlook. For example, if interest rates are expected to rise, the duration may be shortened to lessen the Fund's exposure to the expected decrease in bond prices. If interest rates are expected to remain stable, the Adviser may lengthen the duration in order to enhance the Fund's yield.

         Under normal market conditions, the Fund will have a duration of three to seven years, although the maturities of individual portfolio securities may vary widely. Duration measures the price sensitivity of the Fund's portfolio, including expected cash flow under a wide range of interest rate scenarios. A longer duration generally results in greater price volatility. As a result, when interest rates increase, the prices of longer duration securities increase more than the prices of comparable quality securities with a shorter duration.

         The Adviser also attempts to enhance after tax total return by allocating the Fund's assets among market sectors. Specific securities which the Adviser believes are undervalued are selected for purchase within sectors using advanced quantitative tools, analysis of credit risk, the expertise of a dedicated trading desk and the judgment of fixed income portfolio managers and analysts.

         The Fund may engage in short-term trading to the extent consistent with its objective. The annual portfolio turnover rate of the Fund is generally not expected to exceed 40% in a stable interest rate environment. Portfolio turnover rates are greatly dependent on interest rate fluctuation. Portfolio turnover rates generally increase during periods of rising interest rates and generally decrease during periods of falling interest rates. Portfolio transactions may generate taxable capital gains and result in increased transaction costs.

         Under normal circumstances, the Fund invests at least 65% of its total assets in California municipal bonds. For purposes of this policy, "California municipal bonds" has the same meaning as "California Municipal Securities," which are obligations of any duration (or maturity) issued by California, its political subdivisions and their agencies, authorities and instrumentalities and any other obligations, the interest from which is exempt from California personal income tax. The interest from many but not all California Municipal Securities is also exempt from federal income tax. The Fund may also invest in debt obligations of state and municipal issuers outside of California. In general, the interest on such securities is exempt from federal income tax but subject to California income tax. A portion of the Fund's distributions from interest on California Municipal Securities and other municipal securities in which the Fund invests may under certain circumstances be subject to federal alternative minimum tax. See "Taxes".

TAX EXEMPT OBLIGATIONS

         Since the California Bond Fund invests primarily in California Municipal Securities, its performance and the ability of California issuers to meet their obligations may be affected by economic, political, demographic or other conditions in California. As a result, the value of the California Bond Fund's shares may fluctuate more widely than the value of shares of a fund investing in securities of issuers in multiple states. The ability of state, county or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their general fiscal conditions. Constitutional or statutory restrictions may limit a municipal issuer's power to raise revenues or increase taxes. The availability of federal, state and local aid to issuers of California Municipal Securities may also affect their ability to meet their obligations. Payments of principal and interest on revenue bonds will depend on the economic or fiscal condition of the issuer or specific revenue source from whose revenues the payments will be made. Any reduction in the actual or perceived ability of an issuer of California Municipal Securities to meet its obligations (including a reduction in the rating of its outstanding securities) would probably reduce the market value and marketability of the California Bond Fund's portfolio securities.

         The California Bond Fund may invest in municipal securities of any maturity and type. These include both general obligation bonds secured by the issuer's pledge of its full faith, credit and taxing authority and revenue bonds payable from specific revenue sources, but generally not backed by the issuer's taxing authority. In addition, the California Bond Fund may invest in all types of municipal notes, including tax, revenue and grant anticipation notes, municipal commercial paper, and municipal demand obligations such as variable rate demand notes and master demand obligations. There is no specific percentage limitation on these investments.

EQUITY INVESTMENTS

         The Equity Securities in which the Funds invest include those listed on any domestic or foreign securities exchange or traded in the over-the-counter
(OTC) market as well as certain restricted or unlisted securities.

         EQUITY SECURITIES. The Equity Securities in which the Funds may invest may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

         The convertible securities in which the Funds may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

COMMON STOCK WARRANTS

         The Funds may invest in common stock warrants that entitle the holder to buy common stock from the issuer of the warrant at a specific price (the strike price) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock.

         Warrants generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. A warrant will expire worthless if it is not exercised on or prior to the expiration date.

FOREIGN INVESTMENTS

         Certain Funds make substantial investments in foreign countries. Investors should realize that the value of the Funds' investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of Fund securities and could favorably or unfavorably affect the Funds' operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Funds must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

         Generally, investment in securities of foreign issuers involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to a Fund by domestic companies.

         In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, a Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect Fund liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

         Foreign investments may be made directly in securities of foreign issuers or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other similar securities of foreign issuers. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs are receipts issued by a European financial institution. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security.

         Holders of an unsponsored depositary receipt generally bear all costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

         Since investments in foreign securities may involve foreign currencies, the value of a Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. The Funds may enter into forward commitments for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to manage the Funds' currency exposure related to foreign investments.

         The Funds may also invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of the Funds' investments in those countries and the availability to a Fund of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make the Funds' investments in such countries illiquid and more volatile than investments in more developed countries, and a Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

         FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Funds buy and sell securities and receive interest and dividends in currencies other than the U.S. dollar, the Funds may enter from time to time into foreign currency exchange transactions. The Funds either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward contracts to purchase or sell foreign currencies. The cost of a Fund's spot currency exchange transactions is generally the difference between the bid and offer spot rate of the currency being purchased or sold.

         A forward foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are derivative instruments, as their value derives from the spot exchange rates of the currencies underlying the contracts. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement, and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

         The Funds may enter into forward foreign currency exchange contracts in connection with settlements of securities transactions and other anticipated payments or receipts. In addition, from time to time, the Adviser may reduce a Fund's foreign currency exposure by entering into forward foreign currency exchange contracts to sell a foreign currency in exchange for the U.S. dollar. The Funds may also enter into forward foreign currency exchange contracts to adjust their currency exposure relative to their benchmarks. Forward foreign currency exchange contracts may involve the purchase or sale of a foreign currency in exchange for U.S. dollars or may involve two foreign currencies.

         Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause the Fund to assume the risk of fluctuations in the value of the currency purchased vis a vis the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

         SOVEREIGN AND CORPORATE DEBT OBLIGATIONS. The Emerging Markets Equity Fund may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund's net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

         A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

         Corporate debt obligations, including obligations of industrial, utility, banking and other financial issuers, are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

         Brady Bonds. The Emerging Markets Equity Fund may invest in Brady bonds. Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady bonds have been issued since 1989 and do not have a long payment history. In light of the history of defaults of countries issuing Brady bonds on their commercial bank loans, investments in Brady bonds may be viewed as speculative. Brady bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter ("OTC") secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. Dollar-denominated collateralized Brady bonds, which may be either fixed-rate or floating-rate bonds, are generally collateralized by U.S. Treasury zero coupon bonds having the same maturity as the Brady bonds.

         Obligations of Supranational Entities. The Emerging Markets Equity Fund may invest in obligations of supranational entities designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by its governmental members at the entity's call), reserves and net income. There is no assurance that participating governments will be able or willing to honor their commitments to make capital contributions to a supranational entity.

INVESTMENT IN LOWER RATED OBLIGATIONS

         While generally providing higher coupons or interest rates than investments in higher quality securities, lower quality debt securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality debt obligations tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to Fund invests in such lower quality securities, the achievement of its investment objective may be more dependent on the Adviser's credit analysis.

         Lower quality debt obligations are affected by the market's perception of their credit quality, especially during time of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securities, especially issuers that are highly leveraged. The market for these lower quality fixed income securities is generally less liquid than the market for investment grade fixed income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to value accurately the Fund's Fund holdings for purposes of determining the Fund's net asset value.

FIXED INCOME INVESTMENTS

         Certain Funds may invest in a broad range of debt securities of domestic and foreign corporate and government issuers. The corporate securities in which these Funds may invest include debt securities of various types and maturities, e.g., debentures, notes, mortgage securities, equipment trust certificates and other collateralized securities and zero coupon securities. Collateralized securities are backed by a pool of assets such as loans or receivables which generate cash flow to cover the payments due on the securities. Collateralized securities are subject to certain risks, including a decline in the value of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment because of events affecting the collateral, such as accelerated prepayment of mortgages or other loans backing these securities or destruction of equipment subject to equipment trust certificates. In the event of any such prepayment a Fund will be required to reinvest the proceeds of prepayments at interest rates prevailing at the time of reinvestment, which may be lower. In addition, the value of zero coupon securities which do not pay interest is more volatile than that of interest bearing debt securities with the same maturity.

CORPORATE BONDS AND OTHER DEBT SECURITIES

         Certain Funds may invest in bonds and other debt securities of domestic and foreign issuers to the extent consistent with its investment objective and policies. A description of these investments appears below. See "Quality and Diversification Requirements." For information on short-term investments in these securities, see "Money Market Instruments."

         MORTGAGE-BACKED SECURITIES. Certain Funds may invest in mortgage-backed securities. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multifamily (i.e., five or more) properties, agriculture properties, commercial properties and mixed use properties. The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed income securities. The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. As a result, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value.

         GOVERNMENT GUARANTEED MORTGAGE-BACKED SECURITIES. Government National Mortgage Association mortgage-backed certificates ("Ginnie Maes") are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of instrumentalities such as the Federal Home Loan Mortgage Corporation ("Freddie Macs") and the Federal National Mortgage Association ("Fannie Maes"). No assurance can be given that the U.S. Government will provide financial support to these federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

         There are several types of guaranteed mortgage-backed securities currently available, including guaranteed mortgage pass-through certificates and multiple class securities, which include guaranteed real estate mortgage investment conduit certificates ("REMIC Certificates"), other collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities.

         Mortgage pass-through securities are fixed or adjustable rate mortgage-backed securities which provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans.

         Multiple class securities include CMOs and REMIC Certificates issued by U.S. Government agencies, instrumentalities (such as Fannie Mae) and sponsored enterprises (such as Freddie Mac) or by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class mortgage-backed securities represent direct ownership interests in, a pool of mortgage loans or mortgaged-backed securities and payments on which are used to make payments on the CMOs or multiple class mortgage-backed securities.

         CMOs and guaranteed REMIC Certificates issued by Fannie Mae and Freddie Mac are types of multiple class mortgage-backed securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Funds do not intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage-backed securities (the "Mortgage Assets"). The obligations of Fannie Mae and Freddie Mac under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae and Freddie Mac, respectively.

         CMOs and REMIC Certificates are issued in multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC

Certificates to be retired substantially earlier than their final scheduled distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

         STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities ("SMBS") are derivative multiclass mortgage securities, issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by private issuers. Although the market for such securities is increasingly liquid, privately issued SMBS may not be readily marketable and will be considered illiquid for purposes of the Funds' limitation on investments in illiquid securities. The Adviser may determine that SMBS which are U.S. Government securities are liquid for purposes of each Fund's limitation on investments in illiquid securities in accordance with procedures adopted by the Board of Trustees. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from Mortgage Assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

         MORTGAGES (DIRECTLY HELD). Certain Funds may invest directly in mortgages. Mortgages are debt instruments secured by real property. Unlike mortgage-backed securities, which generally represent an interest in a pool of mortgages, direct investments in mortgages involve prepayment and credit risks of an individual issuer and real property. Consequently, these investments require different investment and credit analysis by the Adviser.

         The directly placed mortgages in which these Funds invest may include residential mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that the Fund forecloses on any non-performing mortgage, and acquires a direct interest in the real property, the Fund will be subject to the risks generally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules and operating expenses. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building environmental and other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowings, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of the Fund or the Adviser. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties. Costs of clean-up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.

         ZERO COUPON, PAY-IN-KIND AND DEFERRED PAYMENT SECURITIES. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. The Fund accrues income with respect to zero coupon and pay-in-kind securities prior to the receipt of cash payments. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income." Because a Fund will distribute "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the applicable Fund will have fewer assets with which to purchase income producing securities. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

         ASSET-BACKED SECURITIES. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables or other asset-backed securities collateralized by such assets. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Fund may invest are subject to the Fund's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

         CORPORATE FIXED INCOME SECURITIES. Certain Funds may invest in publicly and privately issued debt obligations of U.S. and non-U.S. corporations, including obligations of industrial, utility, banking and other financial issuers. These securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

MONEY MARKET INSTRUMENTS

         Although the Funds intend under normal circumstances and to the extent practicable, to be fully invested in Equity Securities, each Fund may invest in money market instruments to the extent consistent with its investment objective and policies. The Funds may make money market investments pending other investment or settlement, for liquidity or in adverse market conditions. A description of the various types of money market instruments that may be purchased by the Funds appears below. Also see "Quality and Diversification Requirements."

         U.S. TREASURY SECURITIES. Each of the Funds may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

         ADDITIONAL U.S. GOVERNMENT OBLIGATIONS. Each of the Funds may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, each Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Bank and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

         FOREIGN GOVERNMENT OBLIGATIONS. Each of the Funds, subject to its applicable investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in the U.S. dollar or in another currency. See "Foreign Investments."

         BANK OBLIGATIONS. Each of the Funds may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $2 billion in total assets and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). The Funds will not invest in obligations for which the Adviser, or any of its affiliated persons, is the ultimate obligor or accepting bank. Each of the Funds may also invest in international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).

         COMMERCIAL PAPER. Each of the Funds may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and Morgan acting as agent, for no additional fee. The monies loaned to the borrower come from accounts managed by Morgan or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. Morgan has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the Morgan. Since master demand obligations typically are not rated by credit rating agencies, the Funds may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Adviser to have a credit quality which satisfies the Fund's quality restrictions. See "Quality and Diversification Requirements." Although there is no secondary market for master demand obligations, such obligations are considered by the Funds to be liquid because they are payable upon demand. The Funds do not have any specific percentage limitation on investments in master demand obligations. It is possible that the issuer of a master demand obligation could be a client of Morgan to whom Morgan, in its capacity as a commercial bank, has made a loan.

         REPURCHASE AGREEMENTS. Each of the Funds may enter into repurchase agreements with brokers, dealers or banks that meet the Adviser's credit guidelines. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Funds invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. The Funds will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Funds in each agreement plus accrued interest, and the Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by a Fund may be delayed or limited.

         Each of the Funds may make investments in other debt securities, including without limitation corporate and foreign bonds, asset-backed securities and other obligations described in this Statement of Additional Information.

         CORPORATE BONDS AND OTHER DEBT SECURITIES. Each of the Funds may invest in bonds and other debt securities of domestic and foreign issuers to the extent consistent with its investment objective and policies. A description of these investments appears below. See "Quality and Diversification Requirements." For information on short-term investments in these securities, see "Money Market Instruments."

         ASSET-BACKED SECURITIES. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables or other asset-backed securities collateralized by such assets. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Fund may invest are subject to the Fund's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

ADDITIONAL INVESTMENTS

         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each of the Funds may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed income securities no interest accrues to a Fund until settlement takes place. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Fund will maintain with the Custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other Fund obligation, incur a gain or loss due to market fluctuation. Also, a Fund may be disadvantaged if the other party to the transaction defaults.

         INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by each of the Funds and their corresponding Fund to the extent permitted under the 1940 Act or any order pursuant thereto. These limits currently require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund; provided, however, that a Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund (its corresponding Fund). As a shareholder of another investment company, a Fund or Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including Advisery fees. These expenses would be in addition to the Advisery and other expenses that a Fund or Fund bears directly in connection with its own operations.

         The Securities and Exchange Commission ("SEC") has granted the Fund an exemptive order permitting it to invest its uninvested cash in any of the following affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The order sets forth the following conditions: (1) the Fund may invest in one or more of the permitted money market funds up to an aggregate limit of 25% of its assets; and (2) the Adviser will waive and/or reimburse its Advisery fee from the Fund in an amount sufficient to offset any doubling up of investment Advisery, shareholder servicing and administrative fees.

         REVERSE REPURCHASE AGREEMENTS. Each of the Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage. Leverage may cause any gains or losses for a Fund to be magnified. The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, a Fund will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. Each Fund will establish and maintain with the custodian a separate account with a segregated Fund of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. All forms of borrowing (including reverse repurchase agreements and securities lending) are limited in the aggregate and may not exceed 33-1/3% of a fund's total assets.

         LOANS OF FUND SECURITIES. Each of the Funds may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to a Fund and its respective investors. The Funds may pay reasonable finders' and custodial fees in connection with a loan. In addition, a Fund will consider all facts and circumstances before entering into such an agreement, including the creditworthiness of the borrowing financial institution, and no Fund will make any loans in excess of one year. The Funds will not lend their securities to any officer, Trustee, Director, employee or other affiliate of the Funds, the Adviser or the Distributor, unless otherwise permitted by applicable law. All forms of borrowing (including reverse repurchase agreements and securities lending) are limited in the aggregate and may not exceed 33-1/3% of a fund's total assets.

         PRIVATELY PLACED AND CERTAIN UNREGISTERED SECURITIES. A Fund may not acquire any illiquid securities if, as a result thereof, more than 15% of the Fund's net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Funds may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the 1933 Act and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

         The Funds may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Adviser and approved by the Trustees. The Trustees will monitor the Adviser's implementation of these guidelines on a periodic basis.

         As to illiquid investments, a Fund is subject to a risk that should the Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act, before it may be sold, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a holding under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

QUALITY AND DIVERSIFICATION REQUIREMENTS

         Each of the Funds except the California Bond Fund intends to meet the diversification requirements of the 1940 Act. Current 1940 Act diversification requirements require that with respect to 75% of the assets of the Fund: (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of the Fund's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to the Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

         The Funds will also comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. See "Taxes."

         The Funds may invest in convertible debt securities, for which there are no specific quality requirements. In addition, at the time a Fund invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Adviser's opinion. At the time a Fund invests in any other short-term debt securities, they must be rated A or higher by Moody's or Standard & Poor's, or if unrated, the investment must be of comparable quality in the Adviser's opinion.

         In determining suitability of investment in a particular unrated security, the Adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

         The California Bond Fund is registered as a non-diversified investment company which means that the California Bond Fund is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. Thus, the California Bond Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers and, as a result, may be subject to greater risk with respect to its portfolio securities. The California Bond Fund, however, will comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. See "Taxes".

         It is the current policy of the California Bond Fund that under normal circumstances at least 90% of total assets will consist of securities that at the time of purchase are rated Baa or better by Moody's or BBB or better by Standard & Poor's. The remaining 10% of total assets may be invested in securities that are rated B or better by Moody's or Standard & Poor's. See "Below Investment Grade Debt" below. In each case, the California Bond Fund may invest in securities which are unrated, if in the Adviser's opinion, such securities are of comparable quality. Securities rated Baa by Moody's or BBB by Standard & Poor's are considered investment grade, but have some speculative characteristics. Securities rated Ba or B by Moody's and BB or B by Standard & Poor's are below investment grade and considered to be speculative with regard to payment of interest and principal. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Fund may continue to hold the investment.

         The California Bond Fund invests principally in a portfolio of "investment grade" tax exempt securities. An investment grade bond is rated, on the date of investment, within the four highest ratings of Moody's, currently Aaa, Aa, A and Baa or of Standard & Poor's, currently AAA, AA, A and BBB, while high grade debt is rated, on the date of the investment, within the two highest of such ratings. Investment grade municipal notes are rated, on the date of investment, MIG-1 or MIG-2 by Standard & Poor's or SP-1 and SP-2 by Moody's. Investment grade municipal commercial paper is rated, on the date of investment, Prime 1 or Prime 2 by Moody's and A-1 or A-2 by Standard & Poor's. The California Bond Fund may also invest up to 10% of its total assets in securities which are "below investment grade." Such securities must be rated, on the date of investment, B or better by Moody's or Standard & Poor's, or of comparable quality. The California Bond Fund may invest in debt securities which are not rated or other debt securities to which these ratings are not applicable, if in the opinion of the Adviser, such securities are of comparable quality to the rated securities discussed above. In addition, at the time the California Bond Fund invests in any commercial paper, bank obligation, repurchase agreement, or any other money market instruments, the investment must have received a short term rating of investment grade or better (currently Prime-3 or better by Moody's or A-3 or better by Standard & Poor's) or the investment must have been issued by an issuer that received a short term investment grade rating or better with respect to a class of investments or any investment within that class that is comparable in priority and security with the investment being purchased by the California Bond Fund. If no such ratings exists, the investment must be of comparable investment quality in the Adviser's opinion, but will not be eligible for purchase if the issuer or its parent has long term outstanding debt rated below BBB.

OPTIONS AND FUTURES TRANSACTIONS

         EXCHANGE TRADED AND OTC OPTIONS. All options purchased or sold by the Funds will be traded on a securities exchange or will be purchased or sold by securities dealers (OTC options) that meet creditworthiness standards approved by the Trustees. While exchange-traded options are obligations of the Options Clearing Corporation, in the case of OTC options, a Fund relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when a Fund purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

         Provided that a Fund has arrangements with certain qualified dealers who agree that the Fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula, a Fund may treat the underlying securities used to cover written OTC options as liquid. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Funds may purchase or sell (write) futures contracts and may purchase and sell (write) put and call options, including put and call options on futures contracts. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. Currently, futures contracts are available on various types of fixed income securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indexes of fixed income securities and indexes of equity securities.

         Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of "variation" margin payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

         The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by a Fund are paid by the Fund into a segregated account, in the name of the Futures Commission Merchant, as required by the 1940 Act and the SEC's interpretations thereunder.

         COMBINED POSITIONS. The Funds may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

         Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

         LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired. (See "Exchange Traded and OTC Options" above for a discussion of the liquidity of options not traded on an exchange.)

         POSITION LIMITS. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Fund or the Adviser may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

         ASSET COVERAGE FOR FUTURES CONTRACTS AND OPTIONS POSITIONS. Although the Funds will not be commodity pools, certain derivatives subject the Funds to the rules of the Commodity Futures Trading Commission which limit the extent to which the Fund can invest in such derivatives. Each Fund may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, the Fund may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

         In addition, each Fund will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede Fund management or the Fund's ability to meet redemption requests or other current obligations.

SWAPS AND RELATED SWAP PRODUCTS

         Each of the Funds may engage in swap transactions, including, but not limited to, interest rate, currency, securities index, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on interest rate swaps (collectively defined as "swap transactions").

         Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. A Fund will not sell interest rate caps, floors or collars if it does not own securities with coupons which provide the interest that a Fund may be required to pay.

         Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated by reference to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a "basket" of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

         The "notional amount" of a swap transaction is the agreed upon basis for calculating the payments that the parties have agreed to exchange. For example, one swap counterparty may agree to pay a floating rate of interest (e.g., 3 month LIBOR) calculated based on a $10 million notional amount on a quarterly basis in exchange for receipt of payments calculated based on the same notional amount and a fixed rate of interest on a semi-annual basis. In the event a Fund is obligated to make payments more frequently than it receives payments from the other party, it will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net payment to be made by the party with the larger payment obligation when the obligations of the parties fall due on the same date. Under most swap agreements entered into by a Fund, payments by the parties will be exchanged on a "net basis", and a Fund will receive or pay, as the case may be, only the net amount of the two payments.

         The amount of a Fund's potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund's potential loss if it sells a cap or collar. If the Fund buys a cap, floor or collar, however, the Fund's potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

         The use of swap transactions, caps, floors and collars involves investment techniques and risks which are different from those associated with Fund security transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of a Fund will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to a Fund or that a Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to a Fund.

         The Adviser will, however, consider such risks and will enter into swap and other derivatives transactions only when it believes that the risks are not unreasonable.

         Each Fund will maintain cash or liquid assets in a segregated account with its custodian in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund's accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund's accrued obligations under the agreement.

         Each Fund will not enter into any swap transaction, cap, floor, or collar, unless the counterparty to the transaction is deemed creditworthy by the Adviser. If a counterparty defaults, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the markets for certain types of swaps (e.g., interest rate swaps) have become relatively liquid. The markets for some types of caps, floors and collars are less liquid.

         The liquidity of swap transactions, caps, floors and collars will be as set forth in guidelines established by the Adviser and approved by the Trustees which are based on various factors, including (1) the availability of dealer quotations and the estimated transaction volume for the instrument, (2) the number of dealers and end users for the instrument in the marketplace, (3) the level of market making by dealers in the type of instrument, (4) the nature of the instrument (including any right of a party to terminate it on demand) and
(5) the nature of the marketplace for trades (including the ability to assign or offset a Fund's rights and obligations relating to the instrument). Such determination will govern whether the instrument will be deemed within the 15% restriction on investments in securities that are not readily marketable.

          During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the contract.

         The federal income tax treatment with respect to swap transactions, caps, floors, and collars may impose limitations on the extent to which a Fund may engage in such transactions.

RISK MANAGEMENT

         The Funds may employ non-hedging risk management techniques. Examples of risk management strategies include synthetically altering a Fund's exposure to the equity markets of particular countries by purchasing futures contracts on the stock indices of those countries to increase exposure to their equity markets. Such non-hedging risk management techniques are not speculative, but because they involve leverage include, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

SPECIAL FACTORS AFFECTING THE CALIFORNIA BOND FUND

         The Fund intends to invest a high proportion of its assets in municipal obligations in California Municipal Securities. Payment of interest and preservation of principal is dependent upon the continuing ability of California issuers and/or obligors of California Municipal Securities to meet their obligations thereunder.

         The fiscal stability of California is related, at least in part, to the fiscal stability of its localities and authorities. Various California agencies, authorities and localities have issued large amounts of bonds and notes either guaranteed or supported by California through lease-purchase arrangements, other contractual arrangements or moral obligation provisions. While debt service is normally paid out of revenues generated by projects of such California agencies, authorities and localities, in the past the State has had to provide special assistance, in some cases of a recurring nature, to enable such agencies, authorities and localities to meet their financial obligations and, in some cases, to prevent or cure defaults. The presence of such aid in the future should not be assumed. To the extent that California agencies and local governments require State assistance to meet their financial obligations, the ability of California to meet its own obligations as they become due or to obtain additional financing could be adversely affected.

         For further information concerning California Municipal Obligations, see Appendix B to this Statement of Additional Information. The summary set forth above and in Appendix B is based on information from an official statement of California general obligation municipal obligations and does not purport to be complete.

FUND TURNOVER

         The table below sets forth the Fund turnover rates for the Funds corresponding to the Funds. A rate of 100% indicates that the equivalent of all of the Fund's assets have been sold and reinvested in a year. High Fund turnover may result in the realization of substantial net capital gains or losses. To the extent net short term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. See "Taxes" below.

THE INTERNATIONAL EQUITY FUND - For the fiscal years ended October 31, 1998, 1999 and 2000: 74%, 70% and 80%, respectively.

THE EMERGING MARKETS EQUITY FUND - For the fiscal year ended October 31, 1998 1999 and 2000: 44%, 87% and 65%, respectively.

THE INTERNATIONAL OPPORTUNITIES FUND - For the fiscal years ended November 30, 1998, 1999 and 2000: 143%, 80% and 86%, respectively.

THE SHORT TERM BOND FUND - For the fiscal years ended October 31, 1998, 1999 and 2000: 381%, 398% and 271%, respectively.

THE BOND FUND - For the fiscal years ended October 31, 1998, 1999 and 2000:
115%, 465% and 531%, respectively. The variation in the U.S. Fixed Income Portfolio's turnover rate over the last two fiscal years is primarily due to the portfolio's investments in mortgages and futures.

THE GLOBAL STRATEGIC INCOME FUND - For the fiscal years ended October 31, 1998, 1999 and 2000: 368%, 318% and 266%, respectively.

THE DIVERSIFIED FUND --

THE DISCIPLINED EQUITY FUND - For the fiscal years ended May 31, 1998, 1999 and 2000: 61%, 51% and 56% respectively. For the six months ended November 30, 2000:
38%.

THE U.S. EQUITY FUND - For the fiscal years ended May 31, 1998, 1999 and 2000:
106%, 84% and 89%, respectively. For the six months ended November 30, 2000:
38%.

THE U.S. SMALL COMPANY FUND - For the fiscal years ended May 31, 1998, 1999 and 2000: 96%, 104% and 104%, respectively. For the six months ended November 30, 2000: 57%.

THE CALIFORNIA BOND FUND - For the years ended April 30, 1998, 1999 and 2000:
44%, 40% and 87%, respectively.

INVESTMENT RESTRICTIONS

         The investment restrictions of each Fund and its corresponding Fund are identical, unless otherwise specified. Accordingly, references below to a Fund also include the Fund's corresponding Fund unless the context requires otherwise; similarly, references to a Fund also include its corresponding Fund unless the context requires otherwise.

         The investment restrictions below have been adopted by the Trust with respect to each Fund and by each corresponding Fund. Except where otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Fund, as the case may be. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities. Whenever a Fund is requested to vote on a change in the fundamental investment restrictions of its corresponding Fund, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the Fund's shareholders.

         Each Fund:

         1. May not make any investment inconsistent with the Fund's classification as a diversified investment company under the Investment Company Act of 1940.

         2. May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC;

         3. May not issue senior securities, except as permitted under the Investment Company Act of 1940 or any rule, order or interpretation thereunder;

         4. May not borrow money, except to the extent permitted by applicable law;

         5. May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of Fund securities, may be deemed an underwriter within the meaning of the 1933 Act;

         6. May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate;

         7. May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and

         8. May make loans to other persons, in accordance with the Fund's investment objective and policies and to the extent permitted by applicable law.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The investment restrictions described below are not fundamental policies of the Funds and their corresponding Funds and may be changed by their Trustees. These non-fundamental investment policies require that the Funds and their corresponding Funds:

         (i) May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's net assets would be in investments which are illiquid;

         (ii) May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules; and

         (iii) May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

         There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

         For purposes of fundamental investment restrictions regarding industry concentration, JPMIM may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports With The Securities and Exchange Commission or other sources. In the absence of such classification or if JPMIM determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, JPMIM may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

TRUSTEES AND ADVISORY BOARD

TRUSTEES

         The mailing address of the Trustees of the Trust, who are also the Trustees of each of the Funds, as defined below, is 522 Fifth Avenue, New York, New York 10036. Their names, principal occupations during the past five years and ages are set forth below:

         William J. Armstrong - Trustee; Retired; formerly Vice President and Treasurer Ingersoll-Rand Company. Age: 59.

         Roland R. Eppley, Jr. - Trustee; Retired; formerly President and Chief Executive Officer, Eastern States Bankcard Association, Inc. (1971 - 1988); Director, Janel Hydraulics, Inc.; formerly Director of The Hanover Funds, Inc.
Age: 68.

         Ann Maynard Gray - Trustee; Former President, Diversified Publishing Group and Vice President, Capital Cities/ABC, Inc. Age: 55.

         Matthew Healey - Trustee; Chief Executive Officer, Chairman, Pierpont Group, since prior to 1993. Age: 63.

         Fergus Reid, III - Trustee; Chairman and Chief Executive Officer, Lumelite Corporation, since September 1985; Trustee, Morgan Stanley Funds. Age:
68.

         James J. Schonbachler - Trustee; Retired; Prior to September, 1998, Managing Director, Bankers Trust Company and Chief Executive Officer and Director, Bankers Trust A.G., Zurich and BT Brokerage Corp. Age: 58.

         Leonard M. Spalding - Trustee; Retired; formerly Chief Executive Officer of Chase Mutual Funds Corp.; formerly President and Chief Executive Officer of Vista Capital Management; and formerly Chief Investment Executive of the Chase Manhattan Private Bank. Age: 65.

         H. Richard Vartabedian - Trustee; Investment Management Consultant; formerly, Senior Investment Officer, Division Executive of the Investment Management Division of the Chase Manhattan Bank, N.A., 1980-1991. Age: 65.

         A majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust, each of the Funds and the J.P. Morgan Institutional Funds up to and including creating a separate board of trustees.

         Each Trustee is currently paid an annual fee of $75,000 (adjusted as of April 1, 1997) for serving as Trustee of the Trust and the J.P. Morgan Funds. Each is reimbursed for expenses incurred in connection with service as a Trustee. The Trustees may hold various other directorships unrelated to these funds.

         Trustee compensation expenses paid by the Trust for the calendar year ended December 31, 2000 are set forth below.

                                                                   PENSION OR RETIREMENT
                                                                    BENEFITS ACCRUED AS     TOTAL COMPENSATION FROM
                                        COMPENSATION FROM TRUST        FUND EXPENSES            "FUND COMPLEX"(1)
                                        -----------------------        -------------            -----------------
William J. Armstrong, Trustee           NA                        $41,781                   $131,781 (10)(3)

Roland R. Eppley, Jr., Trustee          NA                        $58,206                   $149,206 (10)(3)

Ann Maynard Gray, Member of Advisory    $75,000                   NA                        $75,000 (17)(3)
     Board of certain J.P. Morgan
     Funds

Matthew Healey, Trustee(2)              $75,000                   NA                        $75,000 (17)(3)

Fergus Reid, III, Trustee               NA                        $110,091                  $312,841 (10)(3)

James J. Schonbachler - Member of       $75,000                   NA                        $75,000 (17)(3)
     Advisory Board of certain J.P.
     Morgan Funds

Leonard M. Spalding, Jr., Trustee       NA                        $35,335                   $124,335 (10)(3)

H. Richard Vartabedian, Trustee         NA                        $86,791                   $221,141 (10)(3)

----------

(1) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The Fund Complex for which the nominees will serve includes 14 investment companies.

(2) Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $200,000, contributed $25,500 to a defined contribution plan on his behalf and paid $18,400 in insurance premiums for his benefit.

(3) Total number of investment company boards with respect to Trustees, or Advisory Boards with respect to Advisory Board members, served on within the Fund Complex.

         The Trustees decide upon general policies and are responsible for overseeing the Trust's and Fund's business affairs. Each of the Funds and the Trust has entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities over the affairs of the Funds and the Trust. Pierpont Group, Inc. was organized in July 1989 to provide services for the J.P. Morgan Family of Funds (formerly "The Pierpont Family of Funds"), and the Trustees are the equal and sole shareholders of Pierpont Group, Inc. The Trust and the Funds have agreed to pay Pierpont Group, Inc. a fee in an amount representing its reasonable costs in performing these services. These costs are periodically reviewed by the Trustees. The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017. It is expected that the Trust will terminate its agreement with Pierpont Group, Inc.

         The aggregate fees paid to Pierpont Group, Inc. by each Fund and its corresponding Portfolio during the indicated fiscal periods are set forth below:

INTERNATIONAL EQUITY FUND - For the fiscal years ended October 31, 1998, 1999 and 2000: $14,956, $8,364 and $7,871, respectively.

INTERNATIONAL EQUITY PORTFOLIO - For the fiscal year ended October 31, 1997:
$32,439. For the fiscal year ended October 31, 1998 1999 and 2000: $18,453,
$9,765 and $8,841, respectively.

EMERGING MARKETS EQUITY FUND - For the fiscal years ended October 31, 1998, 1999 and 2000: $6,699, $2,713 and $2,161, respectively.

EMERGING MARKETS EQUITY PORTFOLIO - For the fiscal years ended October 31, 1998, 1999 and 2000: $11,566, $3,334 and $2,806, respectively.

INTERNATIONAL OPPORTUNITIES FUND - For the fiscal years ended November 30, 1998, 1999 and 2000: $11,047, $5,885 and $7,064, respectively.

INTERNATIONAL OPPORTUNITIES PORTFOLIO - For the fiscal years ended November 30, 1998, 1999 and 2000: $13,264, $6,949 and $8,347, respectively.

SHORT TERM BOND FUND - For the fiscal years ended October 31, 1998, 1999 and 2000: $2,773, $5,606 and $5,854, respectively.

THE SHORT TERM BOND PORTFOLIO - For the fiscal years ended October 31, 1998, 1999 and 2000: $3,458, $6,343 and $6,453, respectively.

BOND FUND - For the fiscal years ended October 31, 1998, 1999 and 2000: $28,012, $21,558 and $14,992, respectively.

THE U.S. FIXED INCOME PORTFOLIO - For the fiscal years ended October 31, 1998, 1999 and 2000: $35,661, $30,562 and $24,445, respectively.

GLOBAL STRATEGIC INCOME FUND - For the fiscal years ended October 31, 1998, 1999 and 2000: $5,519, $4,791 and $2,558, respectively.

GLOBAL STRATEGIC INCOME PORTFOLIO - For the fiscal years ended October 31, 1998, 1999 and 2000: $5,766, $5,003 and $2,674, respectively.

THE INSTITUTIONAL DIVERSIFIED FUND - For the fiscal years ended June 30, 1998, 1999 and 2000: $9,571, $10,569 and $10,326 respectively.

THE INSTITUTIONAL DIVERSIFIED PORTFOLIO - For the fiscal years ended June 30, 1998, 1999 and 2000: $13,886, $16,444 and $15,670 respectively.

DISCIPLINED EQUITY FUND - For the fiscal years ended May 31, 1998, 1999 and 2000: $5,296,$13,569 and $21,716, respectively. For the six months ended November 30, 2000: $10,919.

THE DISCIPLINED EQUITY PORTFOLIO - For the fiscal years ended May 31, 1998 1999 and 2000: $5,818, $14,804 and $24,487, respectively. For the six months ended November 30, 2000: $12,093.

U.S. EQUITY FUND - For the fiscal years ended May 31, 1998,1999 and 2000:
$12,419, $7,659 and $4,651, respectively. For the six months ended November 30, 2000: $1,587.

THE U.S. EQUITY PORTFOLIO - For the fiscal years ended May 31, 1998, 1999 and 2000: $30,613, $18,019 and $12,016, respectively. For the six months ended November 30, 2000: $4,344.

U.S. SMALL COMPANY FUND - For the fiscal year ended May 31, 1998, 1999 and 2000:
$15,145, $8,809 and $6,792, respectively. For the six months ended November 30, 2000: $2,981.

THE U.S. SMALL COMPANY PORTFOLIO - For the fiscal year ended May 31, 1998, 1999 and 2000: $36,011, $13,942 and $11,170, respectively. For the six months ended November 30, 2000: $5,315.

CALIFORNIA BOND FUND - For the fiscal years ended April 30, 1998, 1999 and 2000, were: $1,472, $1,623 and $1,452, respectively.

ADVISORY BOARD

         The Trustees determined as of January 26, 2000 to establish an Advisory board and appoint four members ("Members of the Advisory Board") thereto. Each member serves at the pleasure of the Trustees. The Advisory board is distinct from the Trustees and provides advice to the Trustees as to investment, management and operations of the Trust; but has no power to vote upon any matter put to a vote of the Trustees. The creation of the Advisory Board and the appointment of the members thereof was designed so that the Board of Trustees will continuously consist of persons able to assume the duties of Trustees and be fully familiar with the business and affairs of the Trusts in anticipation of the current Trustees reaching the mandatory retirement age of seventy. Each member of the Advisory Board is paid an annual fee of $75,000 for serving in this capacity for the Trust and the J.P. Morgan Funds. Each member of the Advisory Board is reimbursed for expenses incurred in connection for such service. The members of the Advisory Board may hold various other directorships unrelated to these funds. The mailing address of the Members of the Advisory Board is c/o Pierpont Group, Inc., 461 Fifth Avenue, New York, New York 10017. Their names, principal occupations during the past five years and dates of birth are set forth below:

         Ann Maynard Gray - Former President, Diversified Publishing Group and Vice President, Capital Cities/ABC, Inc. Her date of birth is August 22, 1945.

         John R. Laird -- Retired; Former Chief Executive Officer, Shearson Lehman Brothers and The Boston Company. His date of birth is June 21, 1942.

         Gerard P. Lynch** -- Retired; Former Managing Director, Morgan Stanley Group and President and Chief Operating Officer, Morgan Stanley Services, Inc. His date of birth is October 5, 1936.

         ** Mr. Lynch may be deemed an "interested person" (as defined in the 1940 Act) of the Adviser due to his son's affiliation with an affiliate.

         James J. Schonbachler -- Retired; Prior to September, 1998, Managing Director, Bankers Trust Company and Chief Executive Officer and Director, Bankers Trust A.G., Zurich and BT Brokerage Corp. His date of birth is January 26, 1943.




------------------
** Mr. Lynch may be deemed an "interested Person" (as defined in the 1940 Act) of the Adviser due to his son's affiliation with an affiliate.

OFFICERS


         The Trust's and Funds' executive officers (listed below), other than the Chief Executive Officer and the officers who are employees of the Adviser, are provided and compensated by J.P. Morgan Fund Distributors, a subsidiary of The BISYS Group, Inc. The officers conduct and supervise the business operations of the Trust and the Funds. The Trust and the Funds have no employees.

         The officers of the Trust and the Funds, their principal occupations during the past five years and dates of birth are set forth below. Unless otherwise specified, each officer holds the same position with the Trust and the Fund. The business address of each of the officers unless otherwise noted is 522 Fifth Avenue, New York, NY 10036.

         DAVID WEZDENKO; President and Treasurer; Vice President, J.P. Morgan Investment Management Inc. Mr. Wedenko is the Chief Operating Officer for the U.S. Mutual Funds and Financial Intermediaries Business. Since joining J.P. Morgan in 1996, he has held numerous financial and operations related positions supporting the J.P. Morgan pooled funds business. His address is 522 Fifth Avenue, New York, New York, 10036. His date of birth is October 2, 1963.

         SHARON WEINBERG; Vice President and Secretary. Vice President, J.P. Morgan Investment Management Inc. Ms. Weinberg is head of Business and Product Strategy for the U.S. Mutual Funds and Financial Intermediaries business. Since joining J.P. Morgan in 1996 in New York, she has held numerous positions throughout the asset management business in mutual funds marketing, legal, and product development. Her address is 522 Fifth Avenue, New York, New York 10036, Her date of birth is June 15, 1959.

         PAUL M. DERUSSO; Vice President and Assistant Treasurer. Vice President, J.P. Morgan Investment Management Inc. Mr. DeRusso has served in Funds Administration as Manager of the Budgeting and Expense Group for the J.P. Morgan Fund complex and their successor on the heritage Chase side since prior to 1996. His address is 522 Fifth Avenue, New York, New York 10036. His date of birth is December 3, 1954.

         CHRISTINE ROTUNDO; Assistant Treasurer. Vice President, J.P. Morgan Investment Management Inc. Ms. Rotundo serves as Manager of the Funds Infrastructure group and is responsible for the management of special projects. Prior to January 2000, she served as Manager of the Tax Group in the Funds Administrative group and was responsible for U.S. mutual fund tax matters. Her address 522 Fifth Avenue, New York, New York 10036. Her date of birth is September 26, 1965.

         STEPHEN UNGERMAN; Vice President and Assistant Treasurer. Vice President, J.P. Morgan Investment Management Inc. Mr. Ungerman is head of the Fund Service Group within Fund Administration. Prior to joining J.P. Morgan in 2000, he held a number of senior management positions in Prudential Insurance Co. of America's asset management business, includes Assistant General Counsel, Tax Director, and Co-head of Fund Administration Dept. Mr. Ungerman was also the Assistant Treasurer of all mutual funds managed by Prudential. His address is 522 Fifth Avenue, New York, New York 10016. His date of birth is June 2, 1953.

         MARY JO PACE; Assistant Treasurer. Vice President, J.P. Morgan Investment Management Inc. Ms. Pace serves in the Funds Administration group as a Manager for the Budgeting and Expense

Processing Group since prior to 1996. Her address 522 Fifth Avenue, New York, New York 10036. Her date of birth is March 13, 1966.

         LAI MING FUNG; Assistant Treasurer. Associate, J.P. Morgan Investment Management Inc. Ms. Fung serves in the Funds Administration group as a Budgeting Analyst for the Budgeting & Expense Group. Prior to April to 1999, she worked with Morgan Stanley Dean Witter as a Section Head in the Fund Accounting Group. Her address is 522 Fifth Avenue, New York, New York 10036. Her date of birth is September 8, 1974.

         JOSEPH J. BERTINI; Vice President and Assistant Secretary. Vice President and Assistant General Council, J.P. Morgan Investment Management Inc. Prior to October of 1997, he was an attorney in the Mutual fund Group at SunAmerica Asset Management Inc. His address is 522 Fifth Avenue, New York, New York 10036. His date of birth is November 4, 1965.

         JUDY R. BARTLETT; Vice President and Assistant Secretary. Vice President and Assistant General Council, J.P. Morgan Investment Management Inc. since September 2000. From August 1998 through August 2000, Ms. Bartlett was Associate counsel at New York Life Insurance Company where she served as assistant Secretary for the Mainstay Foods. From October 1995 through July 1998, Ms. Bartlett was an associate at the law firm of Willie, Farr & Gallagher. Her address is 522 Fifth Avenue, New York, New York 10036. Her date of birth is May 29, 1965.

         MARTIN R. DEAN; Assistant Treasurer. Vice President, Administration Service, BISYS Fund Services, Inc.; formerly Senior Manager, KPMG Peat Mardwick (1987-1994). His address is 3435 Stelzer Road, Columbus, OH 43219. His date of birth is September 27, 1963.

         LISA HURLEY; Assistant Secretary. Executive Vice President and General Counsel, BISYS Fund Services, Inc.; formerly Counsel to Moore Capital Management and General Counsel to Global Asset Management and Northstar Investments Management. Her address is 90 Park Avenue, New York, NY 10016. Her date of birth is May 29, 1955.

         ALAINA METZ; Assistant Secretary. Chief Administrative Officer, BISYS Fund Services; formerly Supervisor, Blue Sky Department, Alliance Capital Management L.P. Her address is 3435 Stelzer Road, Columbus, OH 43219. Her date of birth is April 7, 1967.

         As of the date of this Statement of Additional Information, the officers, Trustees and Members of the Advisery Board as a group owned less than 1% of the shares of each Fund.

CODES OF ETHICS

         The Funds, the Adviser and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these codes permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Funds. Such purchases, however, are subject to preclearance and other procedures reasonably necessary to prevent Access Persons from engaging in any unlawful conduct set forth in Rule 17j-1.

INVESTMENT ADVISER

         Subject to the supervision of the Funds' Trustees, the Adviser makes each Fund's day-to-day investment decisions, arranges for the execution of Fund transactions and generally manages the Fund's investments. Prior to October 1, 1998, Morgan was each Fund's investment Adviser. JPMIM, a wholly owned subsidiary of J.P. Morgan Chase & Co. ("J.P. Morgan Chase"), is a registered investment adviser under the Investment Advisers Act of 1940, as amended, manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies. Certain of the assets of employee benefit accounts under its management are invested in commingled pension trust funds for which Morgan serves as trustee.

         J.P. Morgan Chase, through the Adviser and other subsidiaries, acts as investment Adviser to individuals, governments, corporations, employee benefit plans, mutual funds and other institutional investors.

         J.P. Morgan Chase, a bank holding company organized under the laws of the State of Delaware was formed from the merger of J.P. Morgan & Co. Incorporated with and into the Chase Manhattan Corporation. J.P. Morgan Chase has a long history of offering a wide range of banking and investment services to customers throughout the United States and the world. The firm, through its predecessor firms, has been in business for over a century.

         The investment advisory services the Adviser provides to the Funds are not exclusive under the terms of the Advisory Agreements. The Adviser is free to and does render similar investment Advisory services to others. The Adviser serves as investment Adviser to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Adviser serves as trustee. The accounts which are managed or advised by the Adviser have varying investment objectives and the Adviser invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Funds. Such accounts are supervised by employees of the Adviser who may also be acting in similar capacities for the Funds. See "Fund Transactions."

         Sector weightings are generally similar to a benchmark with the emphasis on security selection as the method to achieve investment performance superior to the benchmark. The benchmark for the Funds in which the Funds invest are currently: The International Equity Fund -- EAFE; The Emerging Markets Equity Fund -- MSCI Emerging Markets Free Index; The International Opportunities Fund -- MSCI All Country World Index Free (ex-U.S.).

         The Funds are managed by employees of the Adviser who, in acting for their customers, including the Funds, do not discuss their investment decisions with any personnel of J.P. Morgan Chase or any personnel of other divisions of the Adviser or with any of its affiliated persons, with the exception of certain other investment management affiliates of J.P. Morgan Chase which execute transactions on behalf of the Fund.

         As compensation for the services rendered and related expenses such as salaries of Advisory personnel borne by the Adviser under the Investment Advisory Agreements, the Fund corresponding to each Fund has agreed to pay the Adviser a fee, which is computed daily and may be paid monthly, equal to the annual rates of each Fund's average daily net assets shown below.

         International Equity:  0.60%

         Emerging Markets Equity:  1.00%

         International Opportunities:  0.60%

         Short Term Bond:  0.25%

         U.S. Fixed Income:  0.30%

         Global Strategic Income:  0.45%

         Institutional Diversified Fund:  0.55%

         Disciplined Equity:  0.35%

         U.S. Equity:  0.40%

         U.S. Small Company:  0.60%

         California Bond Fund:  0.30%

         The table below sets forth for each Fund listed the Advisery fees paid by its corresponding Fund to Morgan and JPMIM, as applicable, for the fiscal period indicated. See the Funds' financial statements which are incorporated herein by reference.

INTERNATIONAL EQUITY FUND - For the fiscal years ended October 31, 1998, 1999 and 2000 : $3,581,301, $2,881,754 and $3,312,702, respectively.

EMERGING MARKETS EQUITY FUND - For the fiscal years ended October 31, 1998, 1999 and 2000 : $3,584,676, $1,648,556 and $1,771,982, respectively.

INTERNATIONAL OPPORTUNITIES FUND - For the fiscal years ended November 30, 1998 1999 and 2000: $2,687,804, $2,133,208 and $3,268,904, respectively.

THE SHORT TERM BOND FUND - For the fiscal years ended October 31, 1998, 1999 and 2000: $322,384, $807,631 and $1,018,928, respectively.

THE BOND FUND - For the fiscal years ended October 31, 1998, 1999 and 2000:
$3,583,060, $4,514,768 and $4,648,103, respectively.

THE GLOBAL STRATEGIC INCOME FUND - For the fiscal years ended October 31, 1998, 1999 and 2000: $887,960, $1,073,105 and $757,567, respectively.

INSTITUTIONAL DIVERSIFIED FUND - For the fiscal years ended June 30, 1998, 1999 and 2000 the advisory fees paid by the Fund to Morgan, the Fund's
Adviser prior to October 28, 1998, and to JPMIM, the Fund's current
Adviser, after October 28, 1998, 1999 and 2000 were $2,359,972, $3,834,721 and
$5,129,204, respectively. See the Fund's June 30, 2000 Annual Report.

THE DISCIPLINED EQUITY FUND - For the fiscal years ended May 31, 1998, 1999 and 2000: $628,965, $2,310,525 and $5,016,217, respectively. For the six months ended November 30, 2000: $3,004,635.

THE U.S. EQUITY FUND - For the fiscal years ended May 31, 1998, 1999 and 2000:
$3,534,791, $2,911,314 and $2,748,787, respectively. For the six months ended November 30, 2000: $1,223,277.

THE U.S. SMALL COMPANY FUND - For the fiscal years ended May 31, 1998, 1999 and 2000: $6,161,868, $3,367,503 and $3,870,586, respectively. For the six months ended November 30, 2000: $2,274,480.

CALIFORNIA BOND FUND - For the fiscal years ended April 30, 1998, 1999 and 2000, were: $133,208, $200,927 and $239,110, respectively.

         The Investment Advisory Agreements provide that they will continue in effect for a period of two years after execution only if specifically approved thereafter annually in the same manner as the Distribution Agreement. See "Distributor" below. Each of the Investment Advisory Agreements will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Fund's Trustees, or by a vote of the holders of a majority of the Fund's outstanding voting securities, on 60 days' written notice to the Adviser and by the Adviser on 90 days' written notice to the Fund. See "Additional Information."

         Under separate agreements, Morgan also provides certain financial, fund accounting and administrative services to the Trust and the Funds and shareholder services for the Trust. See "Services Agent" and "Shareholder Servicing" below.

ADMINISTRATOR

         Pursuant to separate Administration Agreements (the "Administration Agreements"), Morgan Guaranty Trust Company of New York ("Morgan") is the administrator of the Funds and the administrator of the Portfolio. Morgan provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds' and Portfolio's independent contractors and agents; preparation for signature by an officer of the Trust and Portfolio of all documents required to be filed for compliance by the Trust and Portfolio with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries, and arranging for the maintenance of books and records of the Funds and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. Morgan in its capacity as administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Funds shares.

         Under the Administration Agreements Morgan is permitted to render administrative services to others. The Administration Agreements will continue in effect from year to year with respect to each Fund only if such continuance is specifically approved at least annually by the Board of Trustees of the Trust or Portfolio or by vote of a majority of such Fund's or Portfolio's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Administration Agreements or "interested persons" (as defined in the 1940 Act) of any such party. The Administration Agreements are terminable without penalty by the Trust on behalf of each Fund or by a Portfolio on 60 days' written notice when authorized either by a majority vote of such Fund's or Portfolio's shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by Morgan on 60 days' written notice, and will automatically terminate in the event of their "assignment" (as defined in the 1940 Act). The Administration Agreements also provide that neither Morgan or its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Funds or Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreements.

         In addition, the Administration Agreements provide that, in the event the operating expenses of any Fund, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to that Fund imposed by the securities laws or regulations thereunder of any state in which the shares of such Fund are qualified for sale, as such limitations may be raised or lowered from time to time, Morgan shall reduce its administration fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by Morgan shall be deducted from the monthly administration fee otherwise payable to Morgan during such fiscal year, and if such amounts should exceed the monthly fee, Morgan shall pay to such Fund or Portfolio its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

         In consideration of the services provided by Morgan pursuant to the Administration Agreements, Morgan receives from each Fund a fee computed daily and paid monthly at an annual rate equal to ___% of each of the Fund's average daily net assets, on an annualized basis for the Fund's then-current fiscal year.

DISTRIBUTOR

         J.P. Morgan Fund Distributors Inc. (the "Distributor") serves as the Trust's exclusive Distributor and holds itself available to receive purchase orders for each of the Fund's shares. In that capacity, Distributor has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of each of the Fund's shares in accordance with the terms of the Distribution Agreement between the Trust and the Distributor. Under the terms of the Distribution Agreement between the Distributor and the Trust, the Distributor receives no compensation in its capacity as the Trust's distributor. The Distributor is a wholly owned indirect subsidiary of The BISYS Group, Inc. The Distributor also serves as exclusive placement agent for the Fund. The Distributor currently provides administration and distribution services for a number of other investment companies.

         Payments may also be used to compensate broker-dealers with trail or maintenance commissions at an annual rate of up to 0.25% of the average daily net asset value of Class A or Class B shares invested in the Fund by Customers of these broker-dealers. Trail or maintenance commissions are paid to broker-dealers beginning the 13th month following the purchase of shares by their customers. Promotional activities for the sale of Class A and Class B shares will be conducted generally by the JPMorgan Funds, and activities intended to promote the Fund's Class A or Class B shares may also benefit the Fund's other shares and other JPMorgan Funds.

         The Distribution Agreement shall continue in effect with respect to each of the Funds for a period of two years after execution only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the Fund's outstanding shares or by its Trustees and (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees and Members of the Advisory Board" and "Officers"). The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a majority of the Fund's outstanding shares as defined under "Additional Information," in any case without payment of any penalty on 60 days' written notice to the other party. The principal offices of J.P. Morgan Fund Distributors, Inc. are located at 1211 Avenue of the Americas, New York, NY 10036.

SUB-ADMINISTRATOR

         The Trust has entered into a Sub-Administration Agreement with an affiliate of the Distributor Dated _________, 2001 (the "Distribution Agreement") with an affiliate of the Distributor, pursuant to which the Distributor acts as the Funds' exclusive underwriter, provides certain administration services and promotes and arranges for the sale of each class of Shares. The Fund's distributor is J.P. Morgan Fund Distributors, Inc., a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. An affiliate of the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space.

         Such affiliate may provide promotional incentives to broker-dealers that meet specified sales targets for one or more J.P. Morgan Funds. These incentives may include gifts of up to $100 per person annually; an occasional meal, ticket to a sporting event or theater for entertainment for broker-dealers and their guests; and payment or reimbursement for travel expenses, including lodging and meals, in connection with attendance at training and educational meetings within and outside the U.S.

         Such affiliate may from time to time, pursuant to objective criteria established by it, pay additional compensation to qualifying authorized broker-dealers for certain services or activities which are primarily intended to result in the sale of shares of the Fund. In some instances, such compensation may be offered only to certain broker-dealers who employ registered representatives who have sold or may sell significant amounts of shares of the Fund and/or other JPMorgan Funds during a specified period of time. Such compensation does not represent an additional expense to the Fund or its shareholders, since it will be paid by the Distributor out of compensation retained by it from the Fund or other sources available to it.

         In the event the operating expenses of any Fund, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to that Fund imposed by the securities laws or regulations thereunder of any state in which the shares of such Fund are qualified for sale, as such limitations may be raised or lowered from time to time, the Distributor shall reduce its sub-administration fee with respect to such Fund (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the Distributor shall be deducted from the monthly sub-administration fee otherwise payable with respect to such Fund during such fiscal year; and if such amounts should exceed the monthly fee, the Distributor shall pay to such Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

         In consideration of the sub-administration services provided by the Distributor pursuant to the Distribution Agreement, the Distributor receives an annual fee, payable monthly, of ____% of the net assets of each Fund. The Distributor may voluntarily waive a portion of the fees payable to it under the Distribution Agreement with respect to each Fund on a month-to-month basis.

CO-ADMINISTRATOR

         Under former Co-Administration Agreements with the Trust and the Funds dated August 1, 1996, Funds Distributor, Inc. ("FDI") served as the Trust's and the Funds' Co-Administrator.

         For its services under the Co-Administration Agreements, each Fund and Fund had agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to each Fund is based on the ratio of its net assets to the aggregate net assets of the Trust and other investment companies subject to similar agreements with FDI.

         The table below sets forth for each Fund and its corresponding Portfolio the administrative fees paid to FDI for the fiscal periods indicated.

INTERNATIONAL EQUITY FUND - For the fiscal years ended October 31, 1998, 1999 and 2000: $11,056, $6,162 and $5,576, respectively.

INTERNATIONAL EQUITY PORTFOLIO - For the fiscal years ended October 31, 1998, 1999 and 2000: $11,630, $6,065 and $4,108, respectively.

EMERGING MARKETS EQUITY FUND - For the fiscal years ended October 31, 1998 1999 and 2000: $4,833, $1,980 and $1,815, respectively.

EMERGING MARKETS EQUITY PORTFOLIO - For the fiscal years ended October 31, 1998, 1999 and 2000: $7,255, $2,073 and $1,321, respectively.

INTERNATIONAL OPPORTUNITIES FUND - For the fiscal year ended November 30, 1998, 1999 and 2000: $8,082, $4,351 and $5,089, respectively.

INTERNATIONAL OPPORTUNITIES PORTFOLIO - For the fiscal years ended November 30, 1998, 1999 and 2000: $8,417, $4,338 and $3,736, respectively.

SHORT TERM BOND FUND - For the fiscal years ended October 31, 1998, 1999 and 2000: $2,245, $4,271 and $4,133, respectively.

THE SHORT TERM BOND PORTFOLIO - For the fiscal years ended October 31, 1998, 1999 and 2000: $2,401, $4,065 and $2,933, respectively.

BOND FUND - For the fiscal years ended October 31, 1998, 1999 and 2000: $20,814, $15,719 and $10,607, respectively.

THE U.S. FIXED INCOME PORTFOLIO - For the fiscal years ended October 31, 1998, 1999 and 2000: $22,913, $19,016 and $11,454, respectively.

GLOBAL STRATEGIC INCOME FUND - For the fiscal years ended October 31, 1998, 1999 and 2000: $4,108, $3,416 and $1,823, respectively.

THE GLOBAL STRATEGIC INCOME PORTFOLIO - For the fiscal years ended October 31, 1998, 1999 and 2000: $2,695, $2,188 and $1,120, respectively.

DIVERSIFIED PORTFOLIO - For the fiscal years ended June 30, 1998, 1999 and 2000:
$8,817, $9,900 and $8,873, respectively.

INSTITUTIONAL DIVERSIFIED FUND - For the fiscal years ended June 30, 1998, 1999 and 2000: $7,165, $17,847 and $7,858, respectively.

DISCIPLINED EQUITY FUND - For the fiscal years ended May 31, 1998, 1999 and 2000: $4,082, $9,878 and $17,016, respectively. For the six months ended November 30, 2000: $8,208.

THE DISCIPLINED EQUITY PORTFOLIO - For the fiscal years ended May 31, 1998, 1999 and 2000: $3,742, $9,294 and $13,826, respectively. For the six months ended November 30, 2000: $5,219.

U.S. EQUITY FUND - For the fiscal years ended May 31, 1998, 1999 and 2000:
$9,349, $5,398 and $3,434, respectively. For the six months ended November 30, 2000: 1,181.

THE U.S. EQUITY PORTFOLIO - For the fiscal years ended May 31, 1998, 1999 and 2000: $18,971, $11,075 and $6,803, respectively. For the six months ended November 30, 2000: $1,862.

U.S. SMALL COMPANY FUND - For the fiscal years ended May 31, 1998, 1999 and 2000: $11,396, $6,240 and $4,988, respectively. For the six months ended November 30, 2000: $2,261.

THE U.S. SMALL COMPANY PORTFOLIO - For the fiscal years ended May 31, 1998, 1999 and 2000: $22,248, $8,564 and $6,159, respectively. For the six months ended November 30, 2000: $2,303.

         The table below sets forth for each Fund listed and its corresponding Portfolio the administrative fees paid to Signature Broker-Dealer Services, Inc. (which provided distribution and administrative services to the Trust and placement agent and administrative services to the Portfolios prior to August 1,
1996) for the fiscal periods indicated.

U.S. EQUITY FUND - For the period June 1, 1996 through July 31, 1996: $4,553.

THE U.S. EQUITY PORTFOLIO - For the period June 1, 1996 through July 31, 1996:
$14,675.

U.S. SMALL COMPANY FUND - For the period June 1, 1996 through July 31, 1996:
$5,925.

THE U.S. SMALL COMPANY PORTFOLIO -- For the period June 1, 1996 through July 31, 1996: $17,162.

CALIFORNIA BOND FUND - For the fiscal years ended April 30, 1998, 1999 and 2000:
$714, $747 and $616, respectively.

                         DISTRIBUTION PLANS

         The Trust has adopted separate plans of distribution pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan") including Distribution Plans on behalf of certain classes of certain JPMorgan Funds, which provide that each of such classes of such Funds shall pay for distribution services a distribution fee (the "Distribution Fee"), including payments to the Distributor, at annual rates not to exceed the amounts set forth in their respective Prospectuses. The Distributor may use all or any portion of such Distribution Fee to pay for Fund expenses of printing prospectuses and reports used for sale purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. Promotional activities for the sale of each class of shares of each Fund will be conducted generally by the JPMorgan Funds, and activities intended to promote one class of shares of a Fund may also benefit the Fund's other shares and other JPMorgan Funds.

         Class B and Class C shares pay a Distribution Fee of up to 0.75% of average daily net assets. The Distributor currently expects to pay sales commissions to a dealer at the time of sale of Class B shares of the Income Funds of up to 4.00% of the purchase price of the shares sold by such dealer. The Distributor will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because the Distributor will receive a maximum Distribution Fee of 0.75% of average daily net assets with respect to Class B and Class C shares, it will take the Distributor several years to recoup the sales commissions paid to dealers and other sales expenses.

         No class of shares of a Fund will make payments or be liable for any distribution expenses incurred by other classes of shares of such Fund.

         Some payments under the Distribution Plans may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.25% annualized of the average net asset value of the Class A shares, 0.25% annualized of the average net asset value of the Class B shares or 0.75% annualized of the average net asset value of the Class C shares maintained in a Fund by such broker-dealers' customers. Trail or maintenance commissions will be paid to broker-dealers beginning the 13th month following the purchase of such shares. Since the distribution fees are not directly tied to expenses, the amount of distribution fees paid by a class of a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plans. For this reason, this type of distribution fee arrangement is characterized by the staff of the Securities and Exchange Commission as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's payments are directly linked to its expenses). With respect to Class B shares of the Income Funds, because of the 0.75% annual limitation on the compensation paid to the Distributor during a fiscal year, compensation relating to a large portion of the commissions attributable to sales of Class B shares in any one year will be accrued and paid by a Fund to the Distributor in fiscal years subsequent thereto. However, the Shares are not liable for any distributions expenses incurred in excess of the Distribution Fee paid. In determining whether to purchase Class B shares of the Income Funds, investors should consider that compensation payment could continue until the Distributor has been fully reimbursed for the commissions paid on sales of the Class B shares.

         Each class of shares is entitled to exclusive voting rights with respect to matters concerning its Distribution Plan.

         Each Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such Plan ("Qualified Trustees"). The continuance of each Distribution Plan was most recently approved on October 13, 1995.

         Each Distribution Plan requires that the Trust shall provide to the Board of Trustees, and the Board of Trustees shall review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. Each Distribution Plan further provides that the selection and nomination of Qualified Trustees shall be committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office. Each Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or, with respect to a particular Fund, by vote of a majority of the outstanding voting Shares of the class of such Fund to which it applies (as defined in the 1940 Act). Each Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of shareholders and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. Each of the Funds will preserve copies of any plan, agreement or report made pursuant to a Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years such copies will be preserved in an easily accessible place.

SERVICES AGENT

         The Trust, on behalf of each Fund, and each Fund's corresponding Fund have entered into Administrative Services Agreements (the "Services Agreements") with Morgan Guaranty Trust Company of New York ("Morgan") effective December 29, 1995, as amended August 1, 1996, pursuant to which Morgan is responsible for certain administrative and related services provided to each Fund and its corresponding Fund. The Services Agreements may be terminated at any time, without penalty, by the Trustees or Morgan, in each case on not more than 60 days' nor less than 30 days' written notice to the other party.

         Under the Services Agreements, Morgan provides certain administrative and related services to the Fund and the Fund, including services related to tax compliance, preparation of financial statements, calculation of performance data, oversight of service providers and certain regulatory and Board of Trustee matters.

         Under the amended Services Agreements, the Funds have agreed to pay Morgan fees equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Funds and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% of the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to the Distributor. The portion of this charge payable by each Fund is determined by the proportionate share that its net assets bear to the total net assets of the Trust, the Funds, the other investors in the Funds for which Morgan provides similar services and J.P. Morgan Series Trust. The table below sets forth for each Fund and its corresponding Portfolio the fees paid to Morgan, as Services Agent.

         Under prior administrative services agreements in effect from December 29, 1995 through July 31, 1996, with Morgan, certain Funds and its corresponding Portfolio paid Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following schedule: 0.06% of the first $7 billion of the Master Portfolios' aggregate average daily net assets, and 0.03% of the Master Portfolios' average daily net assets in excess of $7 billion.

INTERNATIONAL EQUITY FUND - For the fiscal years ended October 31, 1998, 1999 and 2000: $142,358,$107,063 and $120,035, respectively.

INTERNATIONAL EQUITY PORTFOLIO - For the fiscal years ended October 31, 1998, 1999 and 2000: $174,789, $124,528 and $134,468, respectively.

EMERGING MARKETS EQUITY FUND - For the fiscal years ended October 31, 1998, 1999 and 2000: $61,627, $34,406 and $32,971, respectively.

EMERGING MARKETS EQUITY PORTFOLIO - For the fiscal years ended October 31, 1998, 1999 and 2000: $106,124, $42,701 and $43,197, respectively.

INTERNATIONAL OPPORTUNITIES FUND - For the fiscal years ended November 30, 1998, 1999 and 2000: $108,365, $77,070 and $111,950, respectively.

INTERNATIONAL OPPORTUNITIES PORTFOLIO - For the fiscal years ended November 30, 1998, 1999 and 2000: $129,873, $91,386 and $132,072, respectively.

SHORT TERM BOND FUND - For the fiscal years ended October 31, 1998, 1999 and 2000: $30,377, $74,145 and $89,708, respectively.

THE SHORT TERM BOND PORTFOLIO - For the fiscal years ended October 31, 1998, 1999 and 2000: $37,243, $83,666 and $99,162, respectively.

BOND FUND - For the fiscal year ended October 31, 1998, 1999 and 2000: $271,190, $272,572 and $227,964, respectively.

THE U.S. FIXED INCOME PORTFOLIO - For the fiscal years ended October 31, 1998, 1999 and 2000: $348,110, $390,355 and $377,452, respectively.

GLOBAL STRATEGIC INCOME FUND - For the fiscal years ended October 31, 1998, 1999 and 2000: $54,594, $59,186 and $39,147, respectively.

THE GLOBAL STRATEGIC INCOME PORTFOLIO - For the fiscal years ended October 31, 1998, 1999 and 2000: $57,247, $61,940 and $41,043, respectively.

INSTITUTIONAL DIVERSIFIED FUND - For the fiscal years ended June 30, 1997, 1998, and 1999: $85,827, $121,374 and $156,038, respectively.

DIVERSIFIED PORTFOLIO - For the fiscal years ended June 30, 1998, 1999 and 2000:
$127,584, $186,594 and $238,077, respectively.

DISCIPLINED EQUITY FUND - For the fiscal years ended May 31, 1998, 1999 and 2000: $49,243, $161,459 and $319,256, respectively. For the six months ended November 30, 2000: $185,835.

THE DISCIPLINED EQUITY PORTFOLIO - For the fiscal years ended May 31, 1998, 1999 and 2000: $53,654, $176,331 and $359,899, respectively. For the six months ended November 30, 2000: $205,831.

U.S. EQUITY FUND - For the fiscal years ended May 31, 1998, 1999 and 2000:
$108,362, $83,547 and $66,606, respectively. For the six months ended November 30, 2000: $26,709.

THE U.S. EQUITY PORTFOLIO - For the fiscal years ended May 31, 1998, 1999 and 2000: $265,956, $198,407 and $172,419, respectively. For the six months ended November 30, 2000: $73,354.

U.S. SMALL COMPANY FUND - For the fiscal years ended May 31, 1998, 1999 and 2000: $131,588, $97,116 and $97,973, respectively. For the six months ended November 30, 2000: $50,998.

THE U.S. SMALL COMPANY PORTFOLIO - For the fiscal years ended May 31, 1998, 1999 and 2000: $309,695, $153,123 and $162,199, respectively. For the six months ended November 30, 2000: $90,870.

CALIFORNIA BOND FUND - For the fiscal years ended April 30, 1998, 1999 and 2000:
$26,754, $36,727 and $39,930, respectively.

CUSTODIAN AND TRANSFER AGENT

         The Bank of New York ("BONY"), One Wall Street, New York, New York 10286, serves as the Trust's and each of the Fund's custodian and fund accounting agent. Pursuant to the Custodian Contracts, BONY is responsible for holding Fund securities and cash and maintaining the books of account and records of Fund transactions. In the case of foreign assets held outside the United States, the custodian employs various subcustodians.

         DST Systems, Inc. ("DST") serves as each Fund's transfer and dividend disbursing agent. As transfer agent and dividend disbursing agent, DST is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

SHAREHOLDER SERVICING

         The Trust on behalf of each of the Funds has entered into a Shareholder Servicing Agreement with Morgan pursuant to which Morgan acts as shareholder servicing agent for its customers and for other Fund investors who are customers of a financial professional. Under this agreement, Morgan is responsible for performing shareholder account, administrative and servicing functions, which include but are not limited to, answering inquiries regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected, and certain other matters pertaining to a Fund; assisting customers in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Funds' transfer agent; transmitting purchase and redemption orders to the Funds' transfer agent and arranging for the wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares; verifying purchase and redemption orders, transfers among and changes in accounts; informing the Distributor of the gross amount of purchase orders for Fund shares; and providing other related services.

         Under the Shareholder Servicing Agreement, each Fund has agreed to pay Morgan for these services a fee at the following annual rate of 0.10% (expressed as a percentage of the average daily net asset values of Fund shares owned by or for shareholders for whom Morgan is acting as shareholder servicing agent). Morgan acts as shareholder servicing agent for all shareholders.

         The table below sets forth for each Fund listed the shareholder servicing fees paid by each Fund to Morgan for the fiscal periods indicated.

INTERNATIONAL EQUITY FUND - For the fiscal year ended October 31, 1998, 1999 and 2000: $486,276, $413,127 and $492,491, respectively.

EMERGING MARKETS EQUITY FUND - For the fiscal years ended October 31, 1998. 1999 and 2000: $209,870, $132,803 and $136,321, respectively.

INTERNATIONAL OPPORTUNITIES FUND - For the fiscal year ended November 30, 1998, 1999 and 2000: $373,884, $299,841 and $461,918, respectively.

EUROPEAN EQUITY FUND -For the period January 1, 1998 through November 30, 1998:
$13,726. For the fiscal years ended November 30, 1999 and 2000: $11,397 and $10,868, respectively.

SHORT TERM BOND FUND - For the fiscal years ended October 31, 1998, 1999 and 2000: $90,716, $286,323 and $368,780, respectively.

BOND FUND - For the fiscal year ended October 31, 1998, 1999 and 2000: $759,423, $1,050,038 and $935,096, respectively.

GLOBAL STRATEGIC INCOME FUND - For the fiscal year ended October 31, 1998, 1999 and 2000: $188,159, $227,867 and $160,594, respectively.

INSTITUTIONAL DIVERSIFIED FUND - For the fiscal years ended June 30, 1998, 1999 and 2000: $288,049, $455,106 and $628,625, respectively.

DISCIPLINED EQUITY FUND - For the fiscal years ended May 31, 1998, 1999 and 2000: $165,144, $604,339 and $1,284,481, respectively. For the six months ended November 30, 2000: $774,979.

U.S. EQUITY FUND - For the fiscal years ended May 31, 1998, 1999 and 2000:
$360,672, $305,516 and $267,241, respectively. For the six months ended November 30, 2000: $111,332.

U.S. SMALL COMPANY FUND - For the fiscal years ended May 31, 1998, 1999 and 2000: $437,716, $356,273 and $394,165, respectively. For the six months ended November 30, 2000: $212,751.

CALIFORNIA BOND FUND

SELECT SHARES - For fiscal years ended April 30, 1998, 1999 and 2000: $7,131, $35,787 and $36,500, respectively.

INSTITUTIONAL SHARES - For the fiscal years ended April 30, 1998, 1999 and 2000:
$20,775, $46,812 and $65,103, respectively.

         The Funds may be sold to or through financial intermediaries who are customers of J.P. Morgan Chase ("financial professionals"), including financial institutions and broker-dealers, that may be paid fees by J.P. Morgan Chase or its affiliates for services provided to their clients that invest in the Funds. See "Financial Professionals" below. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Funds as an investment alternative may also be paid a fee.

FINANCIAL PROFESSIONALS

         The services provided by financial professionals may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the financial professional, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as Morgan or the financial professional's clients may reasonably request and agree upon with the financial professional.

         Although there is no sales charge levied directly by a Fund, financial professionals may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among financial professionals but in all cases will be retained by the financial professional and not be remitted to the Fund or J.P. Morgan Chase.

         Each Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. These orders will be priced at the Fund's net asset value next calculated after they are so accepted.

INDEPENDENT ACCOUNTANTS

         The independent accountants of the Trust and the Funds are PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each of the Funds, assists in the preparation and/or review of each Fund's federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation.

EXPENSES

         In addition to the fees payable to Pierpont Group, Inc., JPMIM, Morgan and the Distributor under various agreements discussed under "Trustees and Members of the Advisory Board," "Officers," "Investment Adviser," "Sub-Administrator", "Distributor," "Services Agent" and "Shareholder Servicing" above, the Funds are responsible for usual and customary expenses associated with their respective operations. Such expenses include organization expenses, legal fees, accounting and audit expenses, insurance costs, the compensation and expenses of the Trustees and Members of the Advisory Board, registration fees under federal securities laws, and extraordinary expenses applicable to the Funds. For the Funds, such expenses also include transfer, registrar and dividend disbursing costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, and filing fees under state securities laws. For the Funds, such expenses also include applicable registration fees under foreign securities laws, custodian fees and brokerage expenses.

         Morgan, an affiliate of JPMC, has agreed that it will reimburse the Funds noted below until February 28, 2002 to the extent necessary to maintain the Fund's total operating expenses (which include expenses of the Fund and the Fund) at the following annual rates of the Fund's average daily net assets.

         Emerging Markets Equity Fund:                          1.45%
         Short-Term Bond Fund:                                  0.30%
         Global Strategic Income Fund:                          0.65%
         Institutional Diversified Fund:                        0.65%
         Disciplined Equity Fund:                               0.45%
         California Bond Fund (Institutional Shares):           0.50%
         California Bond Fund (Select Shares):                  0.65%

         These limits do not cover extraordinary expenses. These reimbursement/waiver arrangements will continue through at least February 28, 2002.

         The table below sets forth for each Fund and its corresponding Portfolio listed the fees and other expenses Morgan reimbursed under the expense reimbursement arrangements described above or pursuant to prior expense reimbursement arrangements for the fiscal periods indicated.

INTERNATIONAL EQUITY FUND - For the fiscal years ended October 31, 1998,1999 and 2000. : N/A, $13,160 and N/A, respectively.

INTERNATIONAL EQUITY PORTFOLIO - For the fiscal year ended October 31, 1998, 1999 and 2000: N/A, N/A and N/A, respectively.

EMERGING MARKETS EQUITY FUND - For the fiscal years ended October 31, 1998, 1999 and 2000: $75,781, $94,972 and $139,097, respectively.

EMERGING MARKETS EQUITY PORTFOLIO - For the fiscal years ended October 31, 1998, 1999 and 2000: N/A, N/A and N/A, respectively.

INTERNATIONAL OPPORTUNITIES FUND - For the fiscal years ended November 30, 1998, 1999 and 2000: $110,646, $23,785 and N/A, respectively.

INTERNATIONAL OPPORTUNITIES PORTFOLIO - For the fiscal years ended November 30, 1998, 1999 and 2000: $2,053, N/A and N/A, respectively.

SHORT TERM BOND FUND - For the fiscal years ended October 31, 1998, 1999 and 2000: $394,386, $633,545 and $420,528, respectively.

THE SHORT TERM BOND PORTFOLIO - For the fiscal years ended October 31, 1998, 1999 and 2000: $166,257, $171,744 and $45,204, respectively.

GLOBAL STRATEGIC INCOME FUND - For the fiscal years ended October 31, 1998, 1999 and 2000: $331,863, $291,973 and $240,528, respectively.

THE GLOBAL STRATEGIC INCOME PORTFOLIO - For the fiscal year ended October 31, 1998, 1999 and 2000: N/A, $14,518 and $3,645, respectively.

         The table below sets forth the fees and other expenses Morgan reimbursed pursuant to prior expense reimbursement arrangements for the fiscal periods indicated.

BOND FUND - For the fiscal years ended October 31, 1998, 1999 and 2000: $42,614, $73,381 and N/A, respectively.

THE U.S. FIXED INCOME PORTFOLIO - For the fiscal years ended October 31, 1998, 1999 and 2000: N/A, N/A and N/A, respectively.

FUND - (Includes expense reimbursement allocated from the Portfolio) For the fiscal years ended June 30, 1998, 1999 and 2000: $507,083, $756,422 and
$924,695, respectively.

PORTFOLIO - For the fiscal years ended June 30, 1998, 1999 and 2000: $247,773, $183,744 and $238,773, respectively.

DISCIPLINED EQUITY FUND - For the fiscal years ended May 31, 1998, 1999 and 2000: $356,413, $902,328 and $1,299,067, respectively. For the six months ended November 30, 2000: $735,129.

THE DISCIPLINED EQUITY PORTFOLIO - For the fiscal years ended May 31, 1998, 1999 and 2000: $110,241, N/A and N/A, respectively. For the six months ended November 30, 2000: N/A.

U.S. EQUITY FUND - For the fiscal years ended May 31, 1998, 1999 and 2000:
$114,954, $77,429 and $64,994, respectively. For the six months ended November 30, 2000: $28,212.

U.S. EQUITY PORTFOLIO - For the fiscal years ended May 31, 1998, 1999 and 2000:
N/A, N/A and N/A, respectively. For the six months ended November 30, 2000: N/A.

U.S. SMALL COMPANY FUND - For the fiscal years ended May 31, 1998, 1999 and 2000: $230,707, $160,843 and $79,145, respectively. For the six months ended November 30, 2000: $2,874.

U.S. SMALL COMPANY PORTFOLIO - For the fiscal years ended May 31, 1998, 1999 and 2000: N/A, N/A and N/A, respectively. For the six months ended November 30, 2000: N/A.

(CALIFORNIA BOND FUND SELECT SHARES) - For the fiscal years ended April 30, 1998, 1999 and 2000: $9,911, $31,561 and $31,087, respectively.

(CALIFORNIA BOND FUND INSTITUTIONAL SHARES) - For the fiscal years ended April 30, 1998, 1999 and 2000: $141,455, $118,189 and $123,536, respectively.

PURCHASE OF SHARES

         ADDITIONAL MINIMUM BALANCE INFORMATION. If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), each Fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the Fund reserves the right to close out your account and send the proceeds to the address of record.

         METHOD OF PURCHASE. Investors may open accounts with a Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Fund is authorized to accept any instructions relating to a Fund account from Morgan as shareholder servicing agent for the customer. All purchase orders must be accepted by the Distributor. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Trust reserves the right to determine the purchase orders that it will accept.

         References in the Prospectus and this Statement of Additional Information to customers of Morgan or a financial professional include customers of their affiliates and references to transactions by customers with Morgan or a financial professional include transactions with their affiliates. Only Fund investors who are using the services of a financial institution acting as shareholder servicing agent pursuant to an agreement with the Trust on behalf of a Fund may make transactions in shares of a Fund.

         Each Fund may, at its own option, accept securities in payment for shares. The securities delivered in such a transaction are valued by the method described in "Net Asset Value" as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of the Adviser, appropriate investments for the Fund's corresponding Fund. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund's corresponding Fund; (ii) be acquired by the applicable Fund for investment and not for resale (other than for resale to the Fund's corresponding Fund); (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, OTC market or by readily available market quotations from a dealer in such securities. Each Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

         Prospective investors may purchase shares with the assistance of a financial professional, and the financial professional may establish its own minimums and charge the investor a fee for this service and other services it provides to its customers. Morgan may pay fees to financial professionals for services in connection with fund investments. See "Financial Professionals" above.

         Investors in Class A shares may qualify for reduced initial sales charges by signing a statement of intention (the "Statement"). This enables the investor to aggregate purchases of Class A shares in the Fund with purchases of Class A shares of any other Fund in the Trust (or if a Fund has only one class, shares of such Fund), excluding shares of any Vista money market fund, during a 13-month period. The sales charge is based on the total amount to be invested in Class A shares during the 13-month period. All Class A or other qualifying shares of these funds currently owned by the investor will be credited as purchases (at their current offering prices on the date the Statement is signed) toward completion of the Statement. A 90-day back-dating period can be used to include earlier purchases at the investor's cost. The 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Statement. A shareholder must notify the Transfer Agent or Distributor whenever a purchase is being made pursuant to a Statement.

         The Statement is not a binding obligation on the investor to purchase the full amount indicated; however, on the initial purchase, if required (or subsequent purchases if necessary), 5% of the dollar amount specified in the Statement will be held in escrow by the Transfer Agent in Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) registered in the shareholder's name in order to assure payment of the proper sales charge. If total purchases pursuant to the Statement (less any dispositions and exclusive of any distributions on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the Transfer Agent an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. This privilege is subject to modification or discontinuance at any time with respect to all shares purchased thereunder. Reinvested dividend and capital gain distributions are not counted toward satisfying the Statement.

         Class A shares of a Fund may also be purchased by any person at a reduced initial sales charge which is determined by (a) aggregating the dollar amount of the new purchase and the greater of the purchaser's total (i) net asset value or (ii) cost of any shares acquired and still held in the Fund, or any other Vista fund excluding any Vista money market fund, and (b) applying the initial sales charge applicable to such aggregate dollar value (the "Cumulative Quantity Discount"). The privilege of the Cumulative Quality Discount is subject to modification or discontinuance at any time with respect to all Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) purchased thereafter.

         An individual who is a member of a qualified group (as hereinafter defined) may also purchase Class A shares of a Fund (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) at the reduced sales charge applicable to the group taken as a whole. The reduced initial sales charge is based upon the aggregate dollar value of Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) previously purchased and still owned by the group plus the securities currently being purchased and is determined as stated in the preceding paragraph. In order to obtain such discount, the purchaser or investment dealer must provide the Transfer Agent with sufficient information, including the purchaser's total cost, at the time of purchase to permit verification that the purchase qualifies for a cumulative quantity discount, and confirmation of the order is subject to such verification. Information concerning the current initial sales charge applicable to a group may be obtained by contacting the Transfer Agent.

         A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) at a discount and (iii) satisfies uniform criteria which enables the Distributor to realize economies of scale in its costs of distributing Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund). A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to the Distributor, and must seek to arrange for payroll deduction or other bulk transmission of investments in the Fund. This privilege is subject to modification or discontinuance at any time with respect to all Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) purchased thereafter.

         Investors may be eligible to buy Class A shares at reduced sales charges. One's investment representative or the JPMorgan Funds Service Center should be consulted for details about JPMorgan Fund's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans and other plans. Sales charges are waived if an investor is using redemption proceeds received within the prior ninety days from non-JPMorgan mutual funds to buy the shares, and on which he or she paid a front-end or contingent deferred sales charge.

         Some participant-directed employee benefit plans participate in a "multi-fund" program which offers both JPMorgan and non-JPMorgan mutual funds. The money that is invested in JPMorgan Funds may be combined with the other mutual funds in the same program when determining the plan's eligibility to buy Class A shares for purposes of the discount privileges and programs described above.

         No initial sales charge will apply to the purchase of a Fund's Class A shares if (i) one is investing proceeds from a qualified retirement plan where a portion of the plan was invested in the JPMorgan Funds, (ii) one is investing through any qualified retirement plan with 50 or more participants or (iii) the investor is a participant in certain qualified retirement plans and is investing (or reinvesting) the proceeds from the repayment of a plan loan made to him or her.

         Purchases of a Fund's Class A shares may be made with no initial sales charge through an investment adviser or financial planner that charges a fee for its services.

         Purchases of a Fund's Class A shares may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

         Purchases of a Fund's Class A shares may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund, the Fund's distributor or the JPMorgan Funds Service Center.

         A Fund may sell Class A shares without an initial sales charge to the current and retired Trustees (and their immediate families), current and retired employees (and their immediate families) of Chase, the Fund's distributor and transfer agent or any affiliates or subsidiaries thereof, registered representatives and other employees (and their immediate families) of broker-dealers having selected dealer agreements with the Fund's distributor, employees (and their immediate families) of financial institutions having selected dealer agreements with the Fund's distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of JPMorgan Fund shares) and financial institution trust departments investing an aggregate of $1 million or more in the JPMorgan Funds.

         Shareholders of record of any JPMorgan fund as of November 30, 1990 and certain immediate family members may purchase a Fund's Class A shares with no initial sales charge for as long as they continue to own Class A shares of any JPMorgan fund, provided there is no change in account registration.

         Shareholders of other JPMorgan Funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Fund at net asset value.

REDEMPTION OF SHARES

         If the Trust on behalf of a Fund and its corresponding Fund determine that it would be detrimental to the best interest of the remaining shareholders of a Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The method of valuing Fund securities is described under "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined. The Trust on behalf of all of the Funds has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Funds and their corresponding Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90 day period for any one shareholder. The Trust will redeem Fund shares in kind only if it has received a redemption in kind from the corresponding Fund and therefore shareholders of the Fund that receive redemptions in kind will receive securities of the Fund. The Funds have advised the Trust that the Funds will not redeem in kind except in circumstances in which a Fund is permitted to redeem in kind.

         FURTHER REDEMPTION INFORMATION. Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the Fund must have received the shareholder's taxpayer identification number and address. In addition, if a shareholder sends a check for the purchase of fund shares and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check which may take up to 15 days. The Trust, on behalf of a Fund, and the Funds reserve the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows: (i) for up to seven days, (ii) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC by rule or regulation, (iii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, its Fund securities to be unreasonable or impracticable, or (iv) for such other periods as the SEC may permit.

         For information regarding redemption orders placed through a financial professional, please see "Financial Professionals" above.

EXCHANGE OF SHARES

         An investor may exchange shares from any Fund into shares of any other J.P. Morgan Institutional Fund or J.P. Morgan Fund without charge. An exchange may be made so long as after the exchange the investor has shares, in each fund in which he or she remains an investor, with a value of at least that fund's minimum investment amount. Shareholders should read the prospectus of the fund into which they are exchanging and may only exchange between fund accounts that are registered in the same name, address and taxpayer identification number. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. Each Fund generally intends to pay redemption proceeds in cash, however, since it reserves the right at its sole discretion to pay redemptions over $250,000 in-kind as a Fund of representative securities rather than in cash, the Fund reserves the right to deny an exchange request in excess of that amount. See "Redemption of Shares." Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. Shares of the Fund to be acquired are purchased for settlement when the proceeds from redemption become available. In the case of investors in certain states, state securities laws may restrict the availability of the exchange privilege. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

         The Funds reserve the right to change any of these policies at any time and may reject any request to purchase shares at a reduced sales charge.

         Investors may incur a fee if they effect transactions through a broker or agent.

         Under the Exchange Privilege, shares may be exchanged for shares of another fund only if shares of the fund exchanged into are registered in the state where the exchange is to be made. Shares of a Fund may only be exchanged into another fund if the account registrations are identical. With respect to exchanges from any Vista money market fund, shareholders must have acquired their shares in such money market fund by exchange from one of the Vista non-money market funds or the exchange will be done at relative net asset value plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the fund to be acquired are purchased on the redemption date, but such purchase may be delayed by either fund for up to five business days if a fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

         The contingent deferred sales charge for Class B shares will be waived for certain exchanges and for redemptions in connection with a Fund's systematic withdrawal plan, subject to the conditions described in the Prospectuses. In addition, subject to confirmation of a shareholder's status, the contingent deferred sales charge will be waived for: (i) a total or partial redemption made within one year of the shareholder's death or initial qualification for Social Security disability payments; (ii) a redemption in connection with a Minimum Required Distribution form an IRA, Keogh or custodial account under section 403(b) of the Internal Revenue Code or a mandatory distribution from a qualified plan; (iii) redemptions made from an IRA, Keogh or custodial account under section 403(b) of the Internal Revenue Code through an established Systematic Redemption Plan; (iv) a redemption resulting from an over-contribution to an IRA; (v) distributions from a qualified plan upon retirement; and (vi) an involuntary redemption of an account balance under $500. Up to 12% of the value of Class B shares subject to a systematic withdrawal plan may also be redemeed each year without a CDSC, provided that the Class B account had a minimum balance of $20,000 at the time the systematic withdrawal plan was established.

         Class B shares automatically convert to Class A shares (and thus are then subject to the lower expenses borne by Class A shares) after a period of time specified below has elapsed since the date of purchase (the "CDSC Period"), together with the pro rate portion of all Class B shares representing dividends and other distributions paid in additional Class B shares attributable to the Class B shares then converting. The conversion of Class B shares purchased on or after May 1, 1996, will be effected at the relative net asset values per share of the two classes on the first business day of the month following the eighth anniversary of the original purchase. The conversion of Class B shares purchased prior to May 1, 1996, will be effected at the relative net asset values per share of the two classes on the first business day of the month following the seventh anniversary of the original purchase. If any exchanges of Class B shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. At the time of the conversion the net asset value per share of the Class A shares may be higher or lower than the net asset value per share of the Class B shares; as a result, depending on the relative net asset value per share, a shareholder may receive fewer or more Class A shares than the number of Class B shares converted.

         A Fund may require signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in bank accounts, for any written requests for additional account services made after a shareholder has submitted an initial account application to the Fund, and in certain other circumstances described in the Prospectuses. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A signature guarantee may be obtained from a bank, trust company, broker-dealer or other member of a national securities exchange. Please note that a notary public cannot provide a signature guarantee.


DIVIDENDS AND DISTRIBUTIONS

         Each Fund anticipates distributing substantially all of its net investment income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends-received deduction for corporations only to the extent described below. Dividends paid on Class A, Class B and Class C shares are calculated at the same time. In general, dividends on Class B and Class C shares are expected to be lower than those on Class A shares due to the higher distribution expenses borne by the Class B and Class C shares. Dividends may also differ between classes as a result of differences in other class specific expenses.

         Dividends and capital gains distributions paid by a Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder's account at Morgan or at his financial professional or, in the case of certain Morgan customers, are mailed by check in accordance with the customer's instructions. The Funds reserve the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

         If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

NET ASSET VALUE

         Each of the Funds computes its net asset value once daily on Monday through Friday at the time in the Prospectus. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Funds and the Funds may also close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The days on which net asset value is determined are the Funds' business days.

         The net asset value of each Fund is equal to the value of the Fund's investment in its corresponding Fund (which is equal to the Fund's pro rata share of the total investment of the Fund and of any other investors in the Fund less the Fund's pro rata share of the Fund's liabilities) less the Fund's liabilities. The following is a discussion of the procedures used by the Funds corresponding to each Fund in valuing their assets.

         The value of investments listed on a domestic or foreign securities exchange, including National Association of Securities Dealers Automated Quotations ("NASDAQ") is based on the last sale prices on the exchange on which the security is principally traded (the "primary exchange"). If there has been no sale on the primary exchange on the valuation date, and the spread between bid and asked quotations on the primary exchange is less than or equal to 10% of the bid price for the security, the security shall be valued at the average of the closing bid and asked quotations on the primary exchange, except under certain circumstances, when the average of the closing bid and asked price is less than the last sales price of the foreign local shares, the security shall be valued at the last sales price of the local shares. Under all other circumstances (e.g. there is no last sale on the primary exchange, there are no bid and asked quotations on the primary exchange, or the spread between bid and asked quotations is greater than 10% of the bid price), the value of the security shall be the last sale price on the primary exchange up to ten days prior to the valuation date unless, in the judgment of the Fund manager, material events or conditions since such last sale necessitate fair valuation of the security. With respect to securities otherwise traded in the over-the-counter market, the value shall be equal to the quoted bid price. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing currency exchange rate on the valuation date.

         Options on stock indexes traded on national securities exchanges are valued at the close of options trading on such exchanges which is currently 4:10 p.m. New York time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges which is currently 4:15 p.m., New York time. Options and futures traded on foreign exchanges are valued at the last sale price available prior to the calculation of the Fund's net asset value. Securities or other assets for which market quotations are not readily available (including certain restricted and illiquid securities) are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Trustees.

         Listed options on debt securities traded on U.S. option exchanges shall be valued at their closing price on such exchanges. Futures on debt securities and related options traded on commodities exchanges shall be valued at their closing price as of the close of such commodities exchanges, which is currently 4:15 p.m., New York time. Options and future traded on foreign exchanges shall be valued at the last sale or close price available prior to the calculation of the Funds' net asset value. Non-listed OTC options and swaps shall be valued at the closing price provided by a counterparty or third-party broker.

         Fixed income securities with a maturity of 60 days or more, are generally valued using bid quotations generally readily available from and supplied daily by third party pricing services or brokers of comparable securities. If such prices are not supplied by the Fund's independent pricing services, such securities are priced in accordance with fair value procedures adopted by the Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Fixed income securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

         Securities or other assets for which market quotations are not readily available (including certain illiquid securities) are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Trustees.

         Trading in securities on most foreign markets is normally completed before the close of trading in U.S. markets and may also take place on days on which the U.S. markets are closed. If events materially affecting the value of securities occur between the time when the market in which they are traded closes and the time when the Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

PERFORMANCE DATA

         From time to time, the Funds may quote performance in terms of actual distributions, average annual and aggregate annual total returns or capital appreciation in reports, sales literature and advertisements published by the Trust. Shareholders may obtain current performance information by calling the number provided on the cover page of this Statement of Additional Information.

         A Fund may provide period and average annual "total rates of return." The "total rate of return" refers to the change in the value of an investment in a Fund over a period (which period shall be stated in any advertisement or communication with a shareholder) based on any change in net asset value per share including the value of any shares purchased through the reinvestment of any dividends or capital gains distributions declared during such period. For Class A shares, the average annual total rate of return figures will assume payment of the maximum initial sales load at the time of purchase. For Class B and Class C shares, the average annual total rate of return figures will assume deduction of the applicable contingent deferred sales charge imposed on a total redemption of shares held for the period. One-, five-, ten-year periods will be shown, unless the class has been in existence for a shorter-period.

         Each Fund presents performance information for each class thereof since the commencement of operations of that Fund, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of the related Fund is therefore based on the performance history of predecessor class or classes. Performance information is restated to reflect the current maximum front-end sales charge (in the case of Class A Shares) or the maximum contingent deferred sales charge (in the case of Class B Shares) when presented inclusive of sales charges. Additional performance information may be presented which does not reflect the deduction or sales charges. Historical expenses reflected in performance information are based upon the distribution, shareholder servicing fees and other expenses actually incurred during the period presented and have not been restated, for periods during which the performance information for a particular class is based upon the performance history of a predecessor class, to reflect the ongoing expenses currently borne by the particular class.

         YIELD QUOTATIONS. As required by regulations of the SEC, the annualized yield for the Funds is computed by dividing each Fund's net investment income per share earned during a 30-day period by the net asset value on the last day of the period. The average daily number of shares outstanding during the period that are eligible to receive dividends is used in determining the net investment income per share. Income is computed by totaling the interest earned on all debt obligations during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield is then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

         Below is set forth historical yield information for the Funds for the periods indicated:

SHORT TERM BOND FUND (10/31/00): 30-day yield: 7.41%.

BOND FUND (10/31/00): 30-day yield: 6.44%.

GLOBAL STRATEGIC INCOME FUND (10/31/00): 30-day yield: 7.04%.

CALIFORNIA BOND FUND (SELECT SHARES): (April 30, 2000): 30-day yield: 4.40%; 30-day tax equivalent yield at 39.6%; tax rate: (7.28%).

CALIFORNIA BOND FUND (INSTITUTIONAL SHARES): (April 30, 2000): 30-day yield:
4.54%; 30-day tax equivalent yield at 39.6%; tax rate: (7.52%).

         TOTAL RETURN QUOTATIONS. As required by regulations of the SEC, the average annual total return of the Funds for a period is computed by assuming a hypothetical initial payment of $1,000. It is then assumed that all of the dividends and distributions by the Fund over the period are reinvested. It is then assumed that at the end of the period, the entire amount is redeemed. The annualized total return is then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption.

         Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.

         Historical performance information for any period prior to the establishment of a Fund will be that of its corresponding predecessor J.P. Morgan fund and will be presented in accordance with applicable SEC staff interpretations.

         The ongoing fees and expenses borne by Class B Shares are greater than those borne by Class A Shares. The performance information for each class introduced after the commencement of operations of the related Fund is based on the performance history of a predecessor class or classes and historical expenses have not been restated, for periods during which the performance information for a particular class is based upon the performance history of a predecessor class, to reflect the ongoing expenses currently borne by the particular class. Accordingly, the performance information presented in the table below may be used in assessing each Fund's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of those classes which would require an adjustment to the ongoing expenses.

         The performance quoted reflects fee waivers that subsidize and reduce the total operating expenses of certain Funds (or classes thereof). Returns on these Funds (or classes) would have been lower if there were no such waivers. With respect to certain Funds, Morgan and/or other service providers are obligated to waive certain fees and/or reimburse expenses. Each Fund's Prospectus discloses the extent of any agreements to waive fees and/or reimburse expenses.

         Below is set forth historical return information for the Funds or their predecessors for the periods indicated:

INTERNATIONAL EQUITY FUND: 10/31/00: Average annual total return, 1 year:
(5.16%); average annual total return, 5 years: 7.69%; average annual total return, 10 years: (5.16%); aggregate total return, 1 year: (5.16%); aggregate total return, 5 years: 44.87%; aggregate total return, 10 years: 85.28%.

EMERGING MARKETS EQUITY FUND: 10/31/00: Average annual total return, 1 year:
(6.88)%; average annual total return, 5 years: (3.66)%; average annual total return, commencement of operations * to period end: (3.18%); aggregate total return, 1 year: (6.88)%; aggregate total return, 5 years: (17.02%); aggregate total return, commencement of operations * to period end: 18.38%.

INTERNATIONAL OPPORTUNITIES FUND: 11/30/00: Average annual total return, 1 year:
(10.55)%; average annual total return, 5 years: N/A; average annual total return, commencement of operations ** to period end: 5.19%; aggregate total return, 1 year: (10.55)%; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations ** to period end:
20.41%.

SHORT TERM BOND FUND (10/31/00): Average annual total return, 1 year: 5.49%; average annual total return, 5 years: 5.63%; average annual total return, commencement of operations (July 13, 1993) to period end: 5.28%; aggregate total return, 1 year: 5.49%; aggregate total return, 5 years: 31.50%; aggregate total return, commencement of operations (July 13, 1993) to period end: 45.57%.

BOND FUND (10/31/00): Average annual total return, 1 year: 6.83%; average annual total return, 5 years: 5.76%; average annual total return, 10 years: 7.28%; aggregate total return, 1 year: 6.83%; aggregate total return, 5 years: 31.31%; aggregate total return, 10 years: 102.01%.

GLOBAL STRATEGIC INCOME FUND (10/31/00): Average annual total return, 1 year:
6.93%; average annual total return, 5 years: N/A; average annual total return, commencement of operations (March 14, 1997) to period end: 5.11%; aggregate total return, 1 year: 6.93%; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations (March 14, 1997) to period end: 19.86%.

INSTITUTIONAL DIVERSIFIED FUND (6/30/00): Average annual total return, 1 year:
6.88%; average annual total return, 5 years: 15.24%; average annual total return, commencement of operations(****) to period end: 13.47%; aggregate total return, 1 year: 6.88%; aggregate total return, 5 years: 103.21%; aggregate total return, commencement of operations(*) to period end: 138.34%.

DISCIPLINED EQUITY FUND (11/30/00): Average annual total return, 1 year:
(7.67)%; average annual total return, 5 years: N/A; average annual total return, commencement of operations (January 3, 1997) to period end: 16.72%; aggregate total return, 1 year: (7.67)%; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations (January 3, 1997) to period end:
82.92%.

U.S. EQUITY FUND (11/30/00): Average annual total return, 1 year: (3.74)%; average annual total return, 5 years: 16.02%; average annual total return, 10 years: 16.36%; aggregate total return, 1 year: (3.74)%; aggregate total return, 5 years: 110.22%; aggregate total return, 10 years: 355.18%.

U.S. SMALL COMPANY FUND (11/30/00): Average annual total return, 1 year:
(5.86)%; average annual total return, 5 years: 10.46%; average annual total return, 10 years: 15.90%; aggregate total return, 1 year: (5.86)%; aggregate total return, 5 years: 68.18%; aggregate total return, 10 years: 337.46%.

CALIFORNIA BOND FUND (SELECT SHARES): (April 30, 2000): Average annual total return, 1 year: (0.60%); average annual total return, 5 years: N/A; average annual total return, commencement of operations (April 21, 1997) to period end:
(5.13%); aggregate total return, 1 year: (0.60%); aggregate total return, 5 years: N/A; aggregate total return, commencement of operations (April 21, 1997) to period end: (15.37%).

CALIFORNIA BOND FUND (INSTITUTIONAL SHARES): (April 30, 2000): Average annual total return, 1 year: (0.70%); average annual total return, 5 years: N/A; average annual total return, commencement of operations (December 23, 1996) to period end: (4.48%); aggregate total return, 1 year: (0.70%); aggregate total return, 5 years: N/A; aggregate total return, commencement of operations (December 23, 1996) to period end: (15.83%).

-----------------------

* Emerging Markets Equity Fund commenced operations on November 15, 1993.

** International Opportunities Fund commenced operations on February 26, 1997.

**** Institutional Diversified Fund Commenced public investment operations on September 10, 1993.

         GENERAL. A Fund's performance will vary from time to time depending upon market conditions, the composition of its corresponding Fund, and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

         Comparative performance information may be used from time to time in advertising the Funds' shares, including appropriate market indices including the benchmarks indicated under "Investment Adviser" above or data from Lipper Analytical Services, Inc., Micropal, Inc., Ibbotson Associates, Morningstar Inc., the Dow Jones Industrial Average and other industry publications.

         From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated Fund holdings for one or more of the funds; (5) descriptions of investment strategies for one or more of the funds;
(6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds; (7) comparisons of investment products (including the funds) with relevant markets or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) discussions of various statistical methods quantifying the fund's volatility relative to its benchmark or to past performance, including risk adjusted measures. The funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

FUND TRANSACTIONS

         The Adviser places orders for all Funds for all purchases and sales of Fund securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of Fund securities on behalf of all Funds. See "Investment Objectives and Policies."

         Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

         Fund transactions for a Fund will be undertaken principally to accomplish the Fund's objective in relation to expected movements in the general level of interest rates. The Funds may engage in short-term trading consistent with their objectives. See "Investment Objectives and Policies - Fund Turnover".

         In connection with Fund transactions, the overriding objective is to obtain the best execution of purchase and sales orders.

         In selecting a broker, the Adviser considers a number of factors including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the firm's financial condition; as well as the commissions charged. A broker may be paid a brokerage commission in excess of that which another broker might have charged for effecting the same transaction if, after considering the foregoing factors, the Adviser decides that the broker chosen will provide the best execution. The Adviser monitors the reasonableness of the brokerage commissions paid in light of the execution received. The Trustees of each Fund review regularly the reasonableness of commissions and other transaction costs incurred by the Funds in light of facts and circumstances deemed relevant from time to time, and, in that connection, will receive reports from the Adviser and published data concerning transaction costs incurred by institutional investors generally. Research services provided by brokers to which the Adviser has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, Fund strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all the Adviser's clients and not solely or necessarily for the benefit of an individual Fund. The Adviser believes that the value of research services received is not determinable and does not significantly reduce its expenses. The Funds do not reduce their fee to the Adviser by any amount that might be attributable to the value of such services.

         The Funds or their predecessors corresponding to the International Equity, Emerging Markets Equity or International Opportunities paid the following brokerage commissions for the indicated fiscal periods:

INTERNATIONAL EQUITY FUND - For the fiscal years ended October 31, 1998, 1999, and 2000: $1,920,469, $1,073,526 and $1,826,819, respectively.

EMERGING MARKETS EQUITY FUND - For the fiscal years ended October 31, 1998, 1999 and 2000: $1,089,000, $866,867 and $470,666, respectively.

INTERNATIONAL OPPORTUNITIES FUND - For the fiscal years ended November 30, 1998, 1999 and 2000: $2,294,676, $982,901 and $1,645,894 respectively.

INSTITUTIONAL DIVERSIFIED FUND - For the fiscal years ended June 30, 2000:
$712,450; June 30, 1999; $557,819; June 30, 1998: $314,363.

DISCIPLINED EQUITY - For the fiscal years ended May 31, 1998, 1999 and 2000:
$175,629, $504,145 and $833.195, respectively. For the six months ended November 30, 2000: $897,374.

U.S. EQUITY - For the fiscal years ended May 31, 1998, 1999 and 2000:
$1,614,293, $1,163,432 and $1,148,804, respectively. For the six months ended November 30, 2000: $527,624.

U.S. SMALL COMPANY - For the fiscal years ended May 31, 1998, 1999 and 2000:
$1,662,968, $979,033 and $410,368, respectively. For the six months ended November 30, 2000: $475,041.

         The increases in brokerage commissions for the Disciplined Equity and U.S. Equity Funds reflected above were due to increased portfolio activity and an increase in net investments by investors in a Portfolio or its predecessor.

         Subject to the overriding objective of obtaining the best execution of orders, the Adviser may allocate a portion of a Fund's brokerage transactions to affiliates of the Adviser. Under the 1940 Act, persons affiliated with the Fund and persons who are affiliated with such persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. However, affiliated persons of the Fund may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which Morgan or an affiliate is a member or in a private placement in which Morgan or an affiliate serves as placement agent except pursuant to procedures adopted by the Board of Trustees of the Fund that either comply with rules adopted by the SEC or with interpretations of the SEC's staff.

         On those occasions when the Adviser deems the purchase or sale of a security to be in the best interests of a Fund as well as other customers including other Funds, the Adviser to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to a Fund. In some instances, this procedure might adversely affect a Fund.

         If a Fund that writes options effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Fund will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which a Fund may write may be affected by options written by the Adviser for other investment Advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

MASSACHUSETTS TRUST

         The Trust is a trust fund of the type commonly known as a "Massachusetts business trust" of which each Fund is a separate and distinct series. A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability described below.

         Effective January 1, 1998, the name of "The JPM Institutional Funds" was changed to "J.P. Morgan Institutional Funds" and the name of "JPM Series Trust" was changed to "J.P. Morgan Series Trust." Each corresponding Fund's name changed accordingly.

         Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust which is not the case for a corporation. However, the Trust's Declaration of Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of any Fund and that every written agreement, obligation, instrument or undertaking made on behalf of any Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

         No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

         The Trust's Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, Member of the Advisory Board, officer, employee or agent of a Fund is liable to a Fund or to a shareholder, and that no Trustee, Member of the Advisory Board, officer, employee, or agent is liable to any third persons in connection with the affairs of a Fund, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of a Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, Member of the Advisory Board, officer, employee, or agent is entitled to be indemnified against all liability in connection with the affairs of a Fund.

         The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

DESCRIPTION OF SHARES

         The Trust is comprised of two open-end management investment companies organized as Massachusetts business trusts in which each Fund represents a separate series of shares of beneficial interest. See "Massachusetts Trust."

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares (of any series, if applicable) without changing the proportionate beneficial interest of each shareholder in a Fund (or in the assets of other series, if applicable). Each share represents an equal proportional interest in a Fund with each other share. Upon liquidation of a Fund, holders are entitled to share pro rata in the net assets of a Fund available for distribution to such shareholders. See "Massachusetts Trust." Shares of a Fund have no preemptive or conversion rights and are fully paid and non-assessable. The rights of redemption and exchange are described in the Prospectus and elsewhere in this Statement of Additional Information.

         The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Trust's Declaration of Trust.

         Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class.

         Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the Trust's shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

         The Trustees have authorized the issuance and sale to the public of 22 series of J.P. Morgan Institutional Funds. The Trustees may, however, authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The proceeds from the issuance of any additional series would be invested in separate, independently managed Funds with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset valuation procedures. Any additional classes would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances. All consideration received by the Trust for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series or class will approve the adoption of any management contract or distribution plan relating to such series or class and of any changes in the investment policies related thereto, to the extent required by the 1940 Act.

         For information relating to mandatory redemption of Fund shares or their redemption at the option of the Trust under certain circumstances, see Redemption of Shares".

TAXES

         The following discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Statement of Additional Information. These laws and regulations are subject to change by legislative or administrative action, possibly on a retroactive basis.

         Each Fund intends to qualify and remain qualified as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; and (b) diversify its holdings so that, at the end of each fiscal quarter of its taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, investments in other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

         As a regulated investment company, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses for the taxable year is distributed in accordance with the Code's timing requirements.

         Under the Code, a Fund will be subject to a 4% excise tax on a portion of its undistributed taxable income and capital gains if it fails to meet certain distribution requirements by the end of the calendar year. Each Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

         For federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends generally will be taxable to a shareholder in the year declared rather than the year paid.

         Distributions of net investment income, certain foreign currency gains, and realized net short-term capital gains in excess of net long-term capital losses are generally taxable to shareholders of the Funds as ordinary income whether such distributions are taken in cash or reinvested in additional shares. Each Fund expects that a portion of these distributions to corporate shareholders will be eligible for the dividend-received deduction, subject to applicable limitations under the Code. If dividend payments exceed income earned by a Fund, the over-distribution would be considered a return of capital rather than a dividend payment. The Funds intend to pay dividends in such a manner so as to minimize the possibility of a return of capital. Distributions of net long-term capital gain (i.e., net long-term capital gain in excess of net short-term capital loss) are taxable to shareholders of a Fund as long-term capital gain, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholder has held shares in the Fund. In general, long-term capital gain of an individual shareholder will be subject to a 20% rate of tax.

         Gains or losses on sales of Fund securities will be treated as long-term capital gains or losses if the securities have been held for more than one year except in certain cases where, if applicable, a put option is acquired or a call option is written thereon or the straddle rules described below are otherwise applicable. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

         Any distribution of net investment income or capital gains will have the effect of reducing the net asset value of Fund shares held by a shareholder by the same amount as the distribution. If the net asset value of the shares is reduced below a shareholder's cost as a result of such a distribution, the distribution, although constituting a return of capital to the shareholder, will be taxable as described above. Investors should thus consider the consequences of purchasing shares in a Fund shortly before the Fund declares a sizable dividend distribution.

         Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. Long-term capital gain of an individual holder generally is subject to a maximum tax rate of 20%. However, if Fund shares are acquired by an individual after December 31, 2000 and held for more than five years, the maximum long-term capital gain tax rate generally will be reduced to 18%. Any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of the Fund, if within a period beginning 30 days before the date of such redemption or exchange and ending 30 days after such date, the shareholder acquires (such as through dividend reinvestment) securities that are substantially identical to shares of the Fund. Investors are urged to consult their tax Advisers concerning the limitations on the deductibility of capital losses.

         Under the Code, gains or losses attributable to disposition of foreign currency or to certain foreign currency contracts, or to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such income or pays such liabilities, are generally treated as ordinary income or loss. Similarly, gains or losses on the disposition of debt securities held by a Fund, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates are also treated as ordinary income or loss.

         Certain forward currency contracts, options and futures contracts entered into by a Fund may create "straddles" for U.S. federal income tax purposes and this may affect the character and timing of gains or losses realized by the Fund on forward currency contracts, options and futures contracts or on the underlying securities.

         Certain options, futures and foreign currency contracts held by a Fund at the end of each taxable year will be required to be "marked to market" for federal income tax purposes - i.e., treated as having been sold at market value. For certain options and futures contracts, 60% of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss regardless of how long the Fund has held such options or futures. However, gain or loss recognized on certain foreign currency contracts will be treated as ordinary income or loss.

         The Funds invest in Equity Securities of foreign issuers. If a Fund purchases shares in certain foreign corporations (referred to as passive foreign investment companies ("PFICs") under the Code), the corresponding fund may be subject to federal income tax on a portion of any "excess distribution" from such foreign corporation, including any gain from the disposition of such shares. In addition, certain interest charges may be imposed on a Fund as a result of such excess distributions. Alternatively, a Fund may in some cases be permitted to include each year in its income and distribute to shareholders a pro rata portion of the foreign investment fund's income, whether or not distributed to the Fund.

         The Funds will be permitted to "mark to market" any marketable stock held by a Fund in a PFIC. If a Fund made such an election, the corresponding Fund would include in income each year an amount equal to its share of the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the adjusted basis of such stock. The Fund would be allowed a deduction for its share of the excess, if any, of the adjusted basis of the PFIC stock over its fair market value as of the close of the taxable year, but only to the extent of any net mark-to-market gains with respect to the stock included by the Fund for prior taxable years.

         For federal income tax purposes, the funds listed below had capital loss carryforwards for the periods indicated:

EMERGING MARKETS EQUITY FUND: For the fiscal year ended October 31, 2000:
$107,293,205, of which $79,167,992 expires in the year 2006, and $28,125,213 expires in 2007.

SHORT TERM BOND FUND: For the fiscal year ended October 31, 2000: $9,066,577, of which $4,257,708 expires in the year 2007 and $4,808,869 expires in the year 2008.

BOND FUND: For the fiscal year ended October 31, 2000: $43,138,433, of which expires $26,404,085, in the year 2007 and $16,734,348 expires in the year 2008.

GLOBAL STRATEGIC INCOME FUND: For the fiscal year ended October 31, 2000:
$19,992,145, of which $8,890,820 expires in the year 2006, $4,747,768 expires in the year 2007 and $6,353,557 expires in the year 2008.

CALIFORNIA BOND FUND: For the fiscal year ended April 30, 2000: $663,336, all of which expires in the year 2008.

         To the extent that these capital losses are used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders.

         If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate shareholders.

         FOREIGN SHAREHOLDERS. Dividends of net investment income and distributions of realized net short-term gain in excess of net long-term loss to a shareholder who, as to the United States, is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Under United States Treasury regulations that will generally apply to such dividends paid after December 31, 2000, (the "Final Withholding Regulations"), you must satisfy certain certification requirements in order to claim the benefit of a lower treaty rate. In addition, in the case of Fund shares held by a foreign partnership, the certification requirement generally will also apply to the partners of the partnership and the partnership must provide certain information. The Final Withholding Regulations also provide look-through rules for tiered partnerships.

         If you are eligible for a reduced rate of United States withholding tax under a tax treaty, you may obtain a refund or any amounts withheld in excess of that rate by filing a refund claim with the United States Internal Revenue Service. Distributions treated as long - term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

         In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 31% from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of Fund shares unless such foreign shareholder provides IRS Form W-8BEN (or satisfies certain documentary evidence requirements for establishing that it is a non-U.S. holder for U.S. federal income tax purposes). Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

         FOREIGN TAXES. It is expected that the Funds may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains) received from sources within foreign countries. So long as more than 50% in value of the total assets of a Fund (including its share of the assets of the corresponding Fund) at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect to treat any foreign income taxes deemed paid by it as paid directly by its shareholders. A Fund will make such an election only if it deems it to be in the best interest of its shareholders. A Fund will notify its shareholders in writing each year if it makes the election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders and the amount of foreign taxes, if any, for which shareholders of the Fund will not be eligible to claim a foreign tax credit because the holding period requirements (described below) have not been satisfied. If a Fund makes the election, each shareholder will be required to include in his income (in addition to the dividends and distributions he receives) his proportionate share of the amount of foreign income taxes deemed paid by the Fund and will be entitled to claim either a credit (subject to the limitations discussed below) or, if he itemizes deductions, a deduction for his share of the foreign income taxes in computing federal income tax liability. (No deduction will be permitted in computing an individual's alternative minimum tax liability.) Shareholders of a Fund will not be eligible to claim a foreign tax credit with respect to taxes paid by the Fund (notwithstanding that the Fund elects to treat the foreign taxes deemed paid by it as paid directly by its shareholders) unless certain holding period requirements are met. A shareholder who is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the election described in this paragraph, but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. A tax-exempt shareholder will not ordinarily benefit from this election. Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by a Fund from its foreign source net investment income will be treated as foreign source income. A Fund's gains and losses from the sale of securities will generally be treated as derived from U.S. sources, however, and certain foreign currency gains and losses likewise will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from the Fund which qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, if the election is made, shareholders may nevertheless be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by a Fund. Individual shareholders of the Fund with $300 or less of creditable foreign taxes ($600 in the case of an individual shareholder filing jointly) may elect to be exempt from the foreign tax credit limitation rules described above (other than the 90% limitation applicable for purposes of the alternative minimum tax), provided that all of such individual shareholder's foreign source income is "qualified passive income" (which generally includes interest, dividends, rents, royalties and certain other types of income) and further provided that all of such foreign source income is shown on one or more payee statements furnished to the shareholder. Shareholders making this election will not be permitted to carry over any excess foreign taxes to or from a tax year to which such an election applies.

         STATE AND LOCAL TAXES. Each Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of a Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult their own tax Advisers with respect to any state or local taxes.

         OTHER TAXATION. The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that each Fund continues to qualify as a regulated investment company under Subchapter M of the Code. The Funds are organized as New York trusts. The Funds are not subject to any federal income taxation or income or franchise tax in the State of New York or The Commonwealth of Massachusetts. The investment by a Fund in its corresponding Fund does not cause the Fund to be liable for any income or franchise tax in the State of New York.

ADDITIONAL INFORMATION

         As used in this Statement of Additional Information and the Prospectus, the term "majority of the outstanding voting securities" means the vote of (i) 67% or more of the Fund's shares or the Fund's outstanding voting securities present at a meeting, if the holders of more than 50% of the Fund's outstanding shares or the Fund's outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares or the Fund's outstanding voting securities, whichever is less.

         Telephone calls to the Funds, J.P. Morgan or a Financial Professional as shareholder servicing agent may be tape recorded. With respect to the securities offered hereby, this Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act and the 1940 Act and the Funds' registration statements filed under the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The registration statements including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

         Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the applicable Registration Statements. Each such statement is qualified in all respects by such reference.

         No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus and this Statement of Additional Information, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Trust, the Funds or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer by any Fund or by the Distributor to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

FINANCIAL STATEMENTS

         The following financial statements and the reports thereon of PricewaterhouseCoopers LLP of the Funds are incorporated herein by reference to their respective annual report filings made with the SEC pursuant to
Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. Any of the following financial reports are available without charge upon request by calling J.P. Morgan Funds Services at (800) 521-5411.

--------------------------------------------------------------------------------------------------------------------
                                                       Date of Annual Report; Date Annual Report Filed; and
Name of Fund                                           Accession Number
--------------------------------------------------------------------------------------------------------------------
J.P. Morgan Institutional International Equity Fund    10/31/00; 12/27/00; 0000894088-00-000029
--------------------------------------------------------------------------------------------------------------------
J.P. Morgan Institutional Emerging Markets Equity      10/31/00; 12/27/00; 0000894088-00-000030
Fund
--------------------------------------------------------------------------------------------------------------------
J.P. Morgan Institutional International                11/30/00; 02/02/01; 0000894088-01-000012
Opportunities Fund
--------------------------------------------------------------------------------------------------------------------
J.P. Morgan Institutional Short Term Bond Fund         10/31/00; 12/26/00; 0000894088-00-000027
--------------------------------------------------------------------------------------------------------------------
J.P. Morgan Institutional Bond Fund                    10/31/00; 12/28/00; 0000894088-00-000034
--------------------------------------------------------------------------------------------------------------------
J.P. Morgan Institutional Global Strategic Income      10/31/00; 12/28/00; 0000894088-00-000033
Fund
--------------------------------------------------------------------------------------------------------------------
J.P. Morgan Institutional Diversified Fund             06/30/00; 08/25/00; 0000912057-00-039113
--------------------------------------------------------------------------------------------------------------------
J.P. Morgan Institutional Disciplined Equity Fund      11/30/00*; 01/29/01*; 0000894088-01-000010
--------------------------------------------------------------------------------------------------------------------
J.P. Morgan Institutional U.S. Equity Fund             11/30/00*; 01/29/01*; 0000894088-01-000010
--------------------------------------------------------------------------------------------------------------------
J.P. Morgan Institutional U.S. Small Company Fund      11/30/00*; 01/29/01*; 0000894088-01-000023
--------------------------------------------------------------------------------------------------------------------
J.P. Morgan California Bond Fund                       11/30/00; 07/10/00; 0000912057-00-031244
--------------------------------------------------------------------------------------------------------------------

*    Indicates semi-annual report

APPENDIX A

DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR'S

CORPORATE AND MUNICIPAL BONDS

AAA - Debt rated AAA have the highest ratings assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A - Debt rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB - Debt rated BB are regarded as having less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated CC is currently highly vulnerable to nonpayment.

C - The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.



COMMERCIAL PAPER, INCLUDING TAX EXEMPT

A - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 - This designation indicates that the degree of safety regarding timely payment is very strong.

SHORT-TERM TAX-EXEMPT NOTES

SP-1 - The short-term tax-exempt note rating of SP-1 is the highest rating assigned by Standard & Poor's and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

SP-2 - The short-term tax-exempt note rating of SP-2 has a satisfactory capacity to pay principal and interest.

MOODY'S

CORPORATE AND MUNICIPAL BONDS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

COMMERCIAL PAPER, INCLUDING TAX EXEMPT

Prime-1 - Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-        Leading market positions in well established industries.
-        High rates of return on funds employed.
- Conservative capitalization structures with moderate reliance on debt and ample asset protection.
- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
- Well established access to a range of financial markets and assured sources of alternate liquidity.

SHORT-TERM TAX EXEMPT NOTES

MIG-1 - The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2 - MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.

Part C - Other Information

ITEM 23.  EXHIBITS.

(a) Declaration of Trust. (1)

(a)(1) Amendment No. 1 to Declaration of Trust, Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest. (2)

(a)(2) Amendment No. 2 to Declaration of Trust, Second Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest. (4)

(a)(3) Amendment No. 3 to Declaration of Trust, Third Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest. (6)

(a)(4) Amendment No. 4 to Declaration of Trust, Fourth Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest. (8)

(a)(5) Amendment No. 5 to Declaration of Trust, Fifth Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest. (10)

(a)(6) Amendment No. 6 to Declaration of Trust, Sixth Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest. (14)

(a)(7) Amendment No. 7 to Declaration of Trust, Seventh Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest. (16)

(a)(8) Amendment No. 8 to Declaration of Trust, Eighth Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest. (16)

(a)(9) Amendment No. 9 to Declaration of Trust, Ninth Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest. (16)

(a)(10) Amendment No. 10 to Declaration of Trust, Tenth Amended and Restated Establishment and Designation of Series and Classes of shares of Beneficial Interest (15).

(b) Restated By-Laws. (2)

(b)(1) Amendment to Restated By-Laws. (12)

(d) Amended Investment Advisory Agreement between Registrant and J.P.Morgan Investment Management Inc. ("JPMIM"). (9)

(e)(1) Form of Distribution Agreement between Registrant and Funds Distributor, Inc. ("FDI"). (2)

(e)(2) Form of Distribution Agreement between Registrant and J.P. Morgan Fund Distributors, Inc. (18)

(g) Form of Custodian Contract between Registrant and State Street Bank and Trust Company ("State Street"). (2)

(g)(2) Custodian Contract between Registrant and Bank of New York. (12)

(h)(1) Form of Co-Administration Agreement between Registrant and FDI. (2)

(h)(2) Form of Administrative Services Agreement between Registrant and Morgan Guaranty Trust Company of New York ("Morgan"). (2)

(h)(2) (a) Form of Restated Administrative Services Agreement between Registrant and Morgan. (15)

(j) Consent of independent accountants. (not applicable).

(h)(3) Form of Transfer Agency and Service Agreement between Registrant and State Street. (2)

(h)(4) Form of Restated Shareholder Servicing Agreement between Registrant and Morgan. (9)

(l) Form of Purchase agreement with respect to Registrant's initial shares. (2)

(m)    12b-1 Plan for J.P. Morgan Series Trust. (17)

(o)(1) 18f-3 Plan for J.P. Morgan California Bond Fund. (3)

(o)(2) 18f-3 Plan for J.P. Morgan Global 50 Fund. (7)

(o)(3) 18f-3 Plan for J.P. Morgan Tax Aware Enhanced Income Fund. (11)

(p)(1) Code of Ethics. (13)

(p)(2) Amended Code of Ethics between Registrant and JPMIM. (16)

------------------------------------------------------------

(1) Incorporated herein from Registrant's registration statement on Form N-1A as filed on August 29, 1996 (Accession No. 0000912057-96-019242).

(2) Incorporated herein from Registrant's registration statement on Form N-1A as filed on November 8, 1996 (Accession No. 0001016964-96-000034).

(3) Incorporated herein from Registrant's registration statement on Form N-1A as filed on February 10, 1997 (Accession No. 0001016964-97-000014).

(4) Incorporated herein from Registrant's registration statement on Form N-1A as filed on June 19, 1997 (Accession No. 0001016964-97-000117).

(5) Incorporated herein from Registrant's registration statement on Form N-1A as filed on October 21, 1997 (Accession No. 0001042058-97-000005).

(6) Incorporated herein from Registrant's registration statement on Form N-1A as filed on January 2, 1998 (Accession No. 0001041455-98-000012).

(7) Incorporated herein from Registrant's registration statement on Form N-1A as filed on March 2, 1998 (Accession No. 0001042058-98-000030).

(8) Incorporated herein from Registrant's registration statement on Form N-1A as filed on July 28, 1998 (Accession No. 0001041455-98-000039).

(9) Incorporated herein from Registrant's registration statement on Form N-1A as filed on August 25, 1998 (Accession No. 0001041455-98-000054).

(10) Incorporated herein from Registrant's registration statement on Form N-1A as filed on December 30, 1998(Accession No. 0001041455-98-000054).

(11) Incorporated herein from Registrant's registration statement on Form N-1A as filed on February 1, 1999 (Accession No. 0000899681-99-000024).

(12) Incorporated herein from Registrant's registration statement on Form N-1A as filed on March 1, 2000, (Accession Number 0001041455-00-000052)

(13) Incorporated herein from Registrant's registration statement on Form N-1A as filed on April 17, 2000, (Accession Number 0001041455-00-00096).

(14) Incorporated herein from Registrant's registration statement on Form N-1A as filed on June 28, 2000, (Accession Number 0001041455-00-000136).

(15) Incorporated herein from Registrant's registration statement on Form N-1A as filed on December 11, 2000, (Accession Number 0000912057-00-053000).

(16) Incorporated herein from Registrant's registration statement on Form N-1A as filed on February 28, 2001, (Accession Number 0001005477-01-001650).

(17) Incorporated herein from Registrant's registration statement on Form N-1A as filed on March 30, 2001, (Accession Number 0000912057-01-505951).

(18) Incorporated herein from Registrant's registration statement on Form N-1A as filed on April 20, 2001, (Accession Number 0000912057-01-509686).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

Not applicable.

ITEM 25.  INDEMNIFICATION.

Reference is made to Section 5.3 of Registrant's Declaration of Trust and
Section 5 of Registrant's Distribution Agreement.

Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

The business of J.P. Morgan is summarized in the Prospectus constituting Part A of this Registration Statement, which is incorporated herein by reference. The business or other connections of each director and officer of J. P. Morgan is currently listed in the investment advisor registration on Form ADV for J.P. Morgan (File No. 801-21011).

ITEM 27.  PRINCIPAL UNDERWRITERS.

     (a) J.P. Morgan Fund Distributors, Inc. (the "Distributor") is the principal underwriter of the Registrant's shares.

         J.P. Morgan Fund Distributors is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. J.P. Morgan Fund Distributors is located at 1211 Avenue of the Americas, New York, New York 10036. J.P. Morgan Fund Distributors is a wholly-owned subsidiary of The BISYS Group, Inc.

         (b) The following is a list of the executive officers, directors and partners of J.P. Morgan Fund Distributors, Inc.

                                         Position and Offices                   Position and Offices
Name and Address                         With Distributor                       with Registrant
----------------                         --------------------                   --------------------
Lynn J. Mangum                           Chairman                               None
150 Clove Street
Little Falls, NJ 07424

Robert J. McMullan                       Director and Exec. Vice President      None
150 Clove Street
Little Falls, NJ 07424

Lee W. Schultheis                        President                              None
101 Park Avenue, 16th Floor
New York, NY 10178

George O. Martinez                       Senior Vice President                  None
3435 Stelzer Road
Columbus, OH 43219

Irimga McKay                             Vice President                         None
1230 Columbia Street
5th Floor, Suite 500
San Diego, CA 92101

Michael Burns                            Vice President/Compliance              None
3435 Stelzer Road
Columbus, OH 43219

William Blundin                          Vice President                         None
125 West 55th Avenue
11th Floor
New York, NY 10019

Dennis Sheehan                           Vice President                         None
150 Clove Street
Little Falls, NJ 07424

Annamaria Porcaro                        Assistant Secretary                    None
150 Clove Street
Little Falls, NJ 97424

Robert Tuch                              Assistant Secretary                    None
3435 Stelzer Road
Columbus, OH 43219

Stephen Mintos                           Executive Vice President/COO           None
3435 Stelzer Road
Columbus, OH 43219

Dale Smith                               Vice President/CFO                     None
3435 Stelzer Road
Columbus, OH 43219

William J. Tomko                         Vice President                         None
3435 Stelzer Road
Columbus, OH 43219

(c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended the "1940 Act"),and the Rules thereunder will be maintained at the offices of:

     Morgan Guaranty Trust Company of New York and J.P. Morgan Investment Management Inc.: 60 Wall Street, New York, New York 10260-0060, 9 West 57th Street, New York, New York 10019 or 522 Fifth Avenue, New York, New York 10036 (records relating to its functions as investment advisor, shareholder servicing agent and administrative services agent).

     The Bank of New York: 1 Wall Street, New York, New York 10086 (records relating to its functions as custodian and fund accounting agent). State Street Bank and Trust Company: 1776 Heritage Drive, North Quincy, Massachusetts 02171 (records relating to its functions as custodian, transfer agent and dividend disbursing agent).

     J.P. Morgan Fund Distributors, Inc.: 1211 Avenue of the Americas, New York, New York 10036 (records relating to its functions as distributor and co-administrator).

     Pierpont Group, Inc.: 461 Fifth Avenue, New York, New York 10017 (records relating to its assisting the Trustees in carrying out their duties in supervising the Registrant's affairs).

ITEM 29.  MANAGEMENT SERVICES.

          Not applicable.

ITEM 30.  UNDERTAKINGS.

     (a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

     (b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the second full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on the 9th day of May, 2001.

J.P. MORGAN SERIES TRUST

By:      /s/ Joseph Bertini

         -----------------------------
         Joseph Bertini
         Vice President and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on May 9, 2001.

David Wezdenko*
-----------------------
David Wezdenko
President and Treasurer

Matthew Healey*
------------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer)

Frederick S. Addy*
------------------------------
Frederick S. Addy
Trustee

William G. Burns*
------------------------------
William G. Burns
Trustee

Arthur C. Eschenlauer*
------------------------------
Arthur C. Eschenlauer
Trustee

Michael P. Mallardi*
------------------------------
Michael P. Mallardi
Trustee

*By      /s/ Joseph Bertini

         ---------------------------
         Joseph Bertini
         as attorney-in-fact pursuant to a power of attorney.


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